1

              THE ALLIANZ HIGH FIVE[{R}] VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                      ALLIANZ LIFE[{R}] VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 13) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not begin receiving regular Annuity Payments immediately.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.


Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to
Section 15(d) of that Act.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: April 27, 2009, as revised October 26, 2009


This prospectus discusses three versions of the same Contract. The Original Contract first became available on September 20, 2002 and was replaced in all states except Washington by the May 2005 Contract. The May 2005 Contract first became available on May 1, 2005 and was replaced in all states except Washington by the February 2007 Contract. The body of this prospectus is written according to the features of the February 2007 Contract. The product features and expenses of the Original Contract and the February 2007 Contract differ in certain respects as set out in Appendix F to this prospectus. The only difference between the May 2005 Contract and February 2007 Contract is the amount of the mortality and expense risk charge and this difference is set out in the Fee Tables and in section 7, Expenses - Mortality and Expense Risk (M&E) Charge.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choices we offer under our general account are the Fixed Period Accounts (FPAs). You can only allocate up to 50% of any Purchase Payment to the FPAs. However, if your Contract includes the Living Guarantees we will make transfers to and from the FPAs to support these guarantees and we may transfer more than 50% of the total Purchase Payments to the FPAs beginning on the second Contract Anniversary. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future.

CONTRACTS WITH THE GUARANTEED ACCOUNT VALUE (GAV) BENEFIT ARE SUBJECT TO SYSTEMATIC TRANSFERS BETWEEN YOUR SELECTED INVESTMENT OPTIONS AND THE FPAS. THIS MEANS THAT YOU MAY NOT ALWAYS BE ABLE TO FULLY PARTICIPATE IN ANY UPSIDE POTENTIAL RETURNS AVAILABLE FROM THE INVESTMENT OPTIONS AND YOUR CONTRACT VALUE MAY POTENTIALLY BE LESS THAN THE CONTRACT VALUE YOU WOULD HAVE HAD WITHOUT THE GAV BENEFIT. TRANSFERS OUT OF THE FPAS MAY BE SUBJECT TO A MARKET VALUE ADJUSTMENT THAT MAY INCREASE OR DECREASE YOUR CONTRACT VALUE AND/OR THE AMOUNT OF THE TRANSFER.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
AIM
AZL[{R}] AIM International Equity Fund


BLACKROCK
AZL[{R}] BlackRock Capital Appreciation Fund
AZL[{R}] International Index Fund
AZL[{R}] Money Market Fund
AZL[{R}] S&P 500 Index Fund
AZL[{R}] Small Cap Stock Index Fund
BlackRock Global Allocation V.I. Fund

COLUMBIA
AZL[{R}] Columbia Mid Cap Value Fund
AZL[{R}] Columbia Small Cap Value Fund


DAVIS
AZL[{R}] Davis NY Venture Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio[(1)]


DREYFUS
AZL[{R}] Dreyfus Equity Growth Fund

EATON VANCE
AZL[{R}] Eaton Vance Large Cap Value Fund

FRANKLIN TEMPLETON
AZL[{R} ]Franklin Small Cap Value Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund[(2)]
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

FUND OF FUNDS
AZL Fusion[SM] Balanced Fund
AZL Fusion[SM] Growth Fund
AZL Fusion[SM] Moderate Fund
AZL[{R}] Balanced Index Strategy Fund
AZL[{R}] Moderate Index Strategy Fund

J.P. MORGAN
AZL[{R}] JPMorgan U.S. Equity Fund

MFS
AZL[{R}] MFS Investors Trust Fund


OPPENHEIMER CAPITAL
AZL[{R}] OCC Opportunity Fund
OpCap Mid Cap Portfolio[(3)]


OPPENHEIMER FUNDS
Oppenheimer Global Securities Fund/VA[(1)]
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund[{R}]/VA[(1)]

PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn[{R}] Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio


PRUDENTIAL
SP International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio


SCHRODER
AZL[{R}] Schroder Emerging Markets Equity Fund


SELIGMAN
Seligman Smaller-Cap Value Portfolio[(1)]

TURNER
AZL[{R}] Turner Quantitative Small Cap Growth Fund


VAN KAMPEN
AZL[{R}] Van Kampen Equity and Income Fund
AZL[{R}] Van Kampen Global Real Estate Fund
AZL[{R}] Van Kampen Growth and Income Fund
AZL[{R}] Van Kampen International Equity Fund
AZL[{R}] Van Kampen Mid Cap Growth Fund


(1)The Investment Option is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in the Investment Option on April 30, 2004.
(2)The Franklin Small Cap Value Securities Fund is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.
(3)A fund of the Premier VIT series.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

TABLE OF CONTENTS
FEE TABLES........................4
  Contract Owner Transaction Expenses4
  Contract Owner Periodic Expenses5
  Annual Operating Expenses of the Investment Options5
  Examples........................6
1.THE VARIABLE ANNUITY CONTRACT...7
  Ownership.......................8
2.THE ANNUITY PHASE...............9
  Income Date....................10
  Partial Annuitization..........10
  Annuity Options................11
  Traditional Annuity Payments...13
  Guaranteed Minimum Income Benefit (GMIB)14
  Taxation of GMIB Payments......15
  Amount Used To Calculate GMIB Payments15
  GMIB Value.....................15
  GMIB Adjusted Partial Withdrawals16
3.PURCHASE.......................17
  Purchase Payments..............17
  Automatic Investment Plan (AIP)17
  Allocation of Purchase Payments17
  Tax-Free Section 1035 Exchanges18
  Accumulation Units/Computing the Contract Value18
4.INVESTMENT OPTIONS.............19
  Substitution and Limitation on Further Investments26
  Transfers......................26
  Excessive Trading and Market Timing27
  Dollar Cost Averaging (DCA) Program29
  Flexible Rebalancing...........30
  Financial Advisers - Asset Allocation Programs30
  Voting Privileges..............30
5.OUR GENERAL ACCOUNT............31
  Fixed Period Accounts (FPAs)...31
  Market Value Adjustment (MVA)..32
6.GUARANTEED ACCOUNT VALUE (GAV) BENEFIT35
  Calculating the GAV............36
  GAV Transfers..................38
  The GAV Fixed Account Minimum..40
  Resetting the GAV Benefit......40
  Other Information on the GAV Benefit41
7.EXPENSES.......................41
  Mortality and Expense Risk (M&E) Charges41
  Contract Maintenance Charge....42
  Withdrawal Charge..............42
  Transfer Fee...................44
  Premium Taxes..................45
  Income Taxes...................45
  Investment Option Expenses.....45
8.TAXES..........................45
  Annuity Contracts in General...45
  Qualified Contracts............45
  Multiple Contracts.............46
  Partial 1035 Exchanges.........46
  Distributions - Non-Qualified Contracts47
  Distributions - Qualified Contracts48
  Assignments, Pledges and Gratuitous Transfers49
  Death Benefits.................49
  Withholding....................49
  Federal Estate Taxes...........49
  Generation-Skipping Transfer Tax49
  Foreign Tax Credits............49
  Annuity Purchases by Nonresident Aliens and
Foreign Corporations.............49
  Possible Tax Law Changes.......50
  Diversification................50
  Required Distributions.........50
9.ACCESS TO YOUR MONEY...........50
  Partial Withdrawal Privilege...51
  Waiver of Withdrawal Charge Benefits52
  Guaranteed Withdrawal Benefit (GWB)52
  Systematic Withdrawal Program..54
  The Minimum Distribution Program and Required Minimum Distribution (RMD)
     Payments                                                 54
  Suspension of Payments or Transfers55
10.ILLUSTRATIONS.................55
11.DEATH BENEFIT.................55
  Traditional Guaranteed Minimum Death Benefit (Traditional GMDB)56 Enhanced Guaranteed Minimum Death Benefit
(Enhanced GMDB)..................56
  GMDB Adjusted Partial Withdrawal Formula57
  Termination of the Death Benefit57
  Death of the Owner Under Inherited IRA Contracts57
  Death of the Owner and/or Annuitant Under
All Other Contracts..............58
  Death Benefit Payment Options..61
12.OTHER INFORMATION.............61
  Allianz Life...................61
  The Separate Account...........61
  Distribution...................62
  Additional Credits for Certain Groups63
  Administration/Allianz Service Center63
  Legal Proceedings..............64
  Financial Statements...........64
13.GLOSSARY......................64
14.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)67 15.PRIVACY AND SECURITY STATEMENT68
APPENDIX A - ANNUAL OPERATING EXPENSES FOR
EACH INVESTMENT OPTION...........70
APPENDIX B - CONDENSED FINANCIAL INFORMATION75
APPENDIX C - GMIB VALUE CALCULATION EXAMPLES79
APPENDIX D - GAV CALCULATION EXAMPLE80
APPENDIX E - DEATH BENEFIT CALCULATION EXAMPLES81
APPENDIX F - THE ORIGINAL CONTRACT83
APPENDIX G - WITHDRAWAL CHARGE EXAMPLES86
FOR SERVICE OR MORE INFORMATION..88


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

The following is a list of common abbreviations used in this prospectus:

FPA  =   FIXED PERIOD ACCOUNT               GWB =   GUARANTEED WITHDRAWAL BENEFIT
GAV  =   GUARANTEED ACCOUNT VALUE           MAV =   MAXIMUM ANNIVERSARY VALUE
GMDB =   GUARANTEED MINIMUM DEATH BENEFIT   MVA =   MARKET VALUE ADJUSTMENT
GMIB =   GUARANTEED MINIMUM INCOME BENEFIT

FEE TABLES
The following tables describe the fees and expenses that you will pay when owning and taking a withdrawal from the Contract. For more information, see section 7, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES[(1)
]WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE[(2),(3)]
(as a percentage of each Purchase Payment withdrawn)
 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT  CHARGE
                                0                                    8%
                                1                                  8%[(4)]
                                2                                    7%
                                3                                    6%
                                4                                    5%
                                5                                    4%
                                6                                    3%
                         7 years or more                             0%

TRANSFER FEE[(5)]...................$25

PREMIUM TAXES[(6)]...........0% to 3.5%
(as a percentage of each Purchase Payment)


(1)Amounts withdrawn or transferred out of a FPA may be subject to an MVA. This MVA may increase or decrease your Contract Value and/or your transfer or withdrawal amount. For more information, please see section 5, Our General Account - Market Value Adjustment (MVA).


(2)The partial withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken under the partial withdrawal privilege, GWB, or as a required minimum distribution payment in the same Contract Year and before any MVA. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege, but an MVA may apply. There is no partial withdrawal privilege during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 9, Access to Your Money.


(3)The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), less any withdrawal charges.
(4)7.5% in Alabama, Oregon, Pennsylvania, Utah and Washington.
(5)The first twelve transfers in a Contract Year are free. Dollar cost averaging transfers, flexible rebalancing transfers, and GAV Transfers do not count against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 7, Expenses - Transfer Fee.
(6)It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 7, Expenses - Premium Taxes.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charges.

DURING THE ACCUMULATION PHASE:
CONTRACT MAINTENANCE CHARGE[(7)]....$40
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

                                                                   M&E CHARGES
             FEBRUARY 2007 CONTRACT AND ORIGINAL CONTRACT ISSUED ON OR AFTER  ORIGINAL CONTRACT ISSUED BEFORE JUNE 22, 2007 AND MAY
                                      JUNE 22, 2007                                               2005 CONTRACT
Traditional                               1.25%                                                       1.40%
GMDB
Enhanced                                  1.45%                                                       1.60%
GMDB

DURING THE ANNUITY PHASE:
CONTRACT MAINTENANCE CHARGE[(8)]....$40
(per Contract per year)


SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE TRADITIONAL
  ANNUITY PAYMENTS
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

                                                                              M&E CHARGES[(9)]
February 2007 Contract and Original Contract issued on or after June 22, 2007      1.25%
Original Contract issued before June 22, 2007 and May 2005 Contract                1.40%


(7)We waive the contract maintenance charge if the Contract Value is at least $75,000 at the time we are to deduct the charge. If the total Contract Value of all your Contracts that are registered with the same social security number is at least $75,000, the charge is waived on all your Contracts. For more information, please see section 7, Expenses - Contract Maintenance Charge.
(8)We waive the contract maintenance charge during the Annuity Phase if your Contract Value on the Income Date is at least $75,000. For more information, please see section 7, Expenses - Contract Maintenance Charge.
(9)Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Traditional Annuity Payments under a Partial Annuitization. For more information, please see section 2, The Annuity Phase - Partial Annuitization.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2008, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.


                                                                                                                     MINIMUM MAXIMUM
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees, and other  0.65%   1.95%
expenses) before fee waivers and expense reimbursements


* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The entire $40 contract maintenance charge is deducted in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Contract Value at the end of year is at least $75,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $75,000.

Transfer fees may apply, but are not reflected in these examples.

For additional information, see section 7, Expenses.

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
  a) February 2007 Contract and Original Contract issued on or after June 22, 2007 with the Enhanced GMDB
(the highest M&E charge of 1.45%).
  b) February 2007 Contract and Original Contract issued on or after June 22, 2007 with the Traditional GMDB
(the lowest M&E charge of 1.25%).


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE WAIVERS OR EXPENSE                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
REIMBURSEMENTS OF:
                                                                                                 a)  $1,183 $1,865  $2,469   $4,085
                                                                                                 b)  $1,163 $1,806  $2,374   $3,903
                                                                                                 a)  $1,053 $1,478  $1,829   $2,831
                                                                                                 b)  $1,033 $1,417  $1,726   $2,622


In Alabama, Oregon, Pennsylvania, Utah and Washington, the lower withdrawal charge would result in slightly lower expense examples.

If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE WAIVERS OR EXPENSE                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
REIMBURSEMENTS OF:
                                                                                                 a)   $383  $1,165  $1,969   $4,085
                                                                                                 b)   $363  $1,106  $1,874   $3,903
                                                                                                 a)   $253   $778   $1,329   $2,831
                                                                                                 b)   $233   $717   $1,226   $2,622


* Traditional Annuity Payments are generally not available until after the second Contract Anniversary in most states, and GMIB Payments are not available until the fifth Contract Anniversary.

See Appendix B for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest M&E charges for the February 2007 Contract and Original Contract issued on or after June 22, 2007. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

1. THE VARIABLE ANNUITY CONTRACT
The Contract is no longer offered for sale. However, as an existing Owner, you can make additional Purchase Payments to your Contract during the Accumulation Phase subject to certain restrictions.

An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o The Business Day before the Income Date if you take a Full
  Annuitization.
o The Business Day we process your request for a full withdrawal.


o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in Good Order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.


The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. For Contracts with a GMIB, you can request fixed Annuity Payments (GMIB Payments) beginning on the fifth Contract Anniversary. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portion of the Contract will be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 2, The Annuity Phase.

* GMIB Partial Annuitizations are based on the GMIB value and are not available until the fifth Contract Anniversary and they are not available if the GMIB value is less than the Contract Value.

Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select.

The only general account Investment Choices available during the Accumulation Phase are the Fixed Period Accounts (FPAs). You can allocate up to 50% of any Purchase Payment to the FPAs during the Accumulation Phase. However, in some states, the FPAs may only be available for GAV Transfers we make if your Contract includes the Living Guarantees. In addition, we may transfer more than 50% of the total Purchase Payments to the FPAs beginning on the second Contract Anniversary in order to support the Living Guarantees. The FPAs have Account Periods ranging from one to ten years. Only one FPA is available for Purchase Payments or transfers in each Contract Year. Amounts allocated to the FPAs earn interest that we declare periodically. If you have money invested in the FPAs, the amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase will depend in part upon the total interest credited to your Contract. Withdrawals or transfers from the FPAs may be subject to a Market Value Adjustment. For more information, please see section 5, Our General Account - Market Value Adjustment (MVA).

We will not make any changes to your Contract without your permission except as may be required by law.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

THE CONTRACT WILL TERMINATE WHEN:
o the Accumulation Phase has terminated,
o the Annuity Phase has terminated, and/or
o all applicable death benefit payments have been made.


For example, if you purchased a Contract and later take a full withdrawal of the entire Contract Value, both the Accumulation Phase and the Contract will terminate although the Annuity Phase never began and we did not make any death benefit payments.


STATE SPECIFIC CONTRACT RESTRICTIONS
If you purchased a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.
o The withdrawal charge schedule.
o Availability of Investment Options, Annuity Options, DCA programs, endorsements, and/or riders.
o Free look rights.
o Selection of certain Income Dates.
o Restrictions on your ability to make additional Purchase Payments.
o Selection of certain assumed investment rates for variable Annuity
  Payments.
o Our ability to restrict transfer rights.


All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.


OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner will become the sole primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.


ASSIGNMENT, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF A CONTRACT
An authorized request specifying the terms of an assignment (including any assignment, change of ownership or other transfer) of a Contract must be provided to our Service Center and approved by us. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a non-discriminatory basis. We will withhold our consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation. We will not be liable for any payment made or action taken before we consent and record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.


2. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments.* The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before making any life contingent Annuity Payment. If the age or gender of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or gender.

* GMIB Partial Annuitizations are based on the GMIB value and are not available until the fifth Contract Anniversary and they are not available if the GMIB value is less than the Contract Value.


NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOU HAVE NOT REDUCED YOUR CONTRACT VALUE TO ZERO. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchased your Contract through and your state of residence. UPON FULL ANNUITIZATION YOU WILL NO LONGER HAVE A CONTRACT VALUE, ANY PERIODIC WITHDRAWAL OR PAYMENTS (OTHER THAN ANNUITY PAYMENTS) WILL STOP, AND THE DEATH BENEFIT WILL TERMINATE. IN ADDITION, IF YOUR CONTRACT INCLUDES THE LIVING GUARANTEES, THE FPAS AND THE GUARANTEED WITHDRAWAL BENEFIT WILL NO LONGER BE AVAILABLE TO YOU AND YOU WILL NO LONGER RECEIVE ANY TRUE UPS. If you have not selected an Annuity Option we will make payments under the default option described in the "Annuity Payments" discussion of this section.



 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

INCOME DATE
The Income Date is the date Annuity Payments (GMIB Payments or Traditional Annuity Payments) will begin. Your Income Date is specified in your Contract as the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant's 90th birthday, or
b) ten years from the Issue Date. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date. Some states may require us to allow you to select an earlier Income Date. The Income Date will never be later than what is permitted under applicable law. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning with the fifth Contract Anniversary (and certain other conditions must also be met). An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

Your election to start Annuity Payments may involve an MVA if any of your Contract Value is in a FPA on the Income Date.

PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER, THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations as Traditional Annuity Payments after the second Contract Anniversary, and/or as GMIB Payments beginning on the fifth Contract Anniversary. GMIB Partial Annuitizations are only available if the GMIB value is greater than the Contract Value. Partial Annuitizations are not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value (or GMIB value) to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with the Living Guarantees, it will also decrease the GAV and GMIB value. This will decrease the amounts available for withdrawals, additional Annuity Payments (including GMIB Payments), and payment of the death benefit. The type of Annuity Payments (traditional or GMIB) you request under a Partial Annuitization will reduce the GAV, GMIB and GMDB values differently. For more information, see section 2, The Annuity Phase - GMIB Adjusted Partial Withdrawals; section 6, Guaranteed Account Value (GAV) Benefit; section 7, Expenses - Withdrawal Charge; and section 11, Death Benefit
- GMDB Adjusted Partial Withdrawal Formula.

FOR TAX PURPOSES, ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Traditional Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
  (A)= Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
  (B)= The amount applied to variable Traditional Annuity Payments on the Income Date.
  (C)= Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
  (D)= The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
  (E)= Dollar value of first variable Traditional Annuity Payment.
  (F)= Number of variable Traditional Annuity Payments made since the Income
       Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
  51.25 (item "D").


o The Owner who is also the Annuitant dies after receiving 62 Annuity
  Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item "A").

WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} = 10 x {[100,000 x 0.083333] - 3,177.50} = 10 x {8,333.33
- 3,177.50} = 10 x 5,155.83 = $51,558.30


OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. THIS OPTION IS ONLY AVAILABLE FOR FIXED TRADITIONAL ANNUITY PAYMENTS IN THE STATE OF FLORIDA. Under this option, we will make Traditional Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from ten to
30. If the last Annuitant dies before the end of specified period certain, then we will continue to make Traditional Annuity Payments to the Payee for the rest of the period certain. This Annuity Option is not available to you under a Partial Annuitization.

NOTE FOR OWNERS THAT ARE YOUNGER THAN AGE 59 1/2: Your Annuity Payments under Annuity Option 6 may be subject to a 10% federal penalty tax if the specified period certain you select is less than your life expectancy.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

TRADITIONAL ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Traditional Annuity Payments under Annuity Options 1-5 as:
o a variable payout,
o a fixed payout, or
o a combination of both.

If you do not choose an Annuity Option before the Income Date, we will make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with ten years of guaranteed monthly payments.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. We will not allow you to apply amounts of less than $5,000 to an Annuity Option. If your Contract Value, adjusted for any applicable MVA is less than $5,000 on the Income Date, we will refund that amount to you. Currently, it is our business practice that the initial Traditional Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Traditional Annuity Payment would be $50 or less. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Traditional Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value (adjusted for any applicable MVA) on the Income Date.
o The age of the Annuitant and any joint Annuitant on the Income Date.
o The gender of the Annuitant and any joint Annuitant, where permitted.
o The Annuity Option you select.
o The assumed investment rate (AIR) you select.
o The mortality table specified in the Contract.
o The future performance of the Investment Option(s) you select.

You can choose a 3%, 5% or 7% AIR. The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments will decrease.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO TRADITIONAL ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Under Annuity Option 6, the expiration of the specified period certain.
o Contract termination.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
In most states, if you chose to include Living Guarantees in your Contract, the Living Guarantees will include a GMIB. Living Guarantees were only available at Contract issue and once selected, the Living Guarantees cannot be removed from your Contract. You must hold the Contract for five complete Contract Years before you can exercise the GMIB.

If you purchased this Contract under a qualified plan that is subject to required minimum distributions (RMDs) and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements.

The GMIB provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. You can always annuitize your Contract Value two years or more after the Issue Date under a fixed and/or variable traditional Annuity Option. However, if you do, you cannot use the GMIB value.

The annuity income protection provided by the GMIB will apply only under the following circumstances.
o Your Income Date must be within 30 days following a Contract Anniversary beginning with the fifth Contract Anniversary.
o GMIB Payments can only be made as fixed payments regardless of the Annuity Option you select.
o You must select a lifetime income Annuity Option (Annuity Options 1-5).

Under the GMIB, you can take either a Full Annuitization, or you can take Partial Annuitization(s) if the GMIB value is greater than the Contract Value.

IF YOU EXERCISE THE GMIB UNDER A FULL ANNUITIZATION:
o The Accumulation Phase will end and the Annuity Phase will begin.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the M&E charge, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.25% M&E charge for the February 2007 Contract and the Original Contract issued on or after June 22, 2007.
o The GMDB endorsement will terminate.

IF YOU EXERCISE THE GMIB UNDER A PARTIAL ANNUITIZATION*:
o The Annuity Phase will begin and the Accumulation Phase will continue.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the M&E charge, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments will continue to be subject to the appropriate M&E charge.
o If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.
o The Partial Annuitization will reduce each Purchase Payment, the Contract Value and GMDB value proportionately by the percentage of GMIB value you apply to the GMIB.
o GMIB Payments will not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

* Not available if the GMIB value is less than the Contract Value.

If you take a Partial Annuitization, you cannot do any of the following.
o Transfer any amounts you allocated to GMIB Payments back to the portion of the Contract that is in the Accumulation Phase.
o Transfer amounts from one Annuity Payment stream to another.
o Allocate additional GMIB value (or Contract Value) to an existing stream of Annuity Payments.

In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the five-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO GMIB PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Contract termination.

* If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

TAXATION OF GMIB PAYMENTS
If you take a GMIB Partial Annuitization, GMIB Payments will be treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract will be considered to be distributed before Purchase Payments and may be subject to a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization will most likely be subject to income taxes. For more information on Partial Annuitizations, please see the discussion that appears earlier in this section.

If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, it should be treated as annuity payments (and not withdrawals) for tax purposes ONLY after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments. That is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

AMOUNT USED TO CALCULATE GMIB PAYMENTS
The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. There may be situations where the GMIB value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (GMIB value or Contract Value) produces the greater payment.

GMIB VALUE
If the older Owner is age 80 on the Issue Date, your GMIB value before the date of your death is equal to the total Purchase Payments received minus each GMIB adjusted partial withdrawal taken.

If all Owners are age 79 or younger on the Issue Date, your GMIB value before the date of your death is equal to the greater of:
o total Purchase Payments received minus each GMIB adjusted partial withdrawal taken, or
o the MAV.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

CALCULATING THE MAV
The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day, and
o reduced by any GMIB adjusted partial withdrawal taken that day.

ON EACH CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

GMIB ADJUSTED PARTIAL WITHDRAWALS

Any GMIB Partial Annuitizations you take will reduce the GMIB value by the dollar amount applied to the GMIB Payments.

For each withdrawal or traditional Partial Annuitization taken before the second Contract Anniversary, a GMIB adjusted partial withdrawal is equal to: PW X GMIB For each withdrawal or traditional Partial Annuitization taken on or after the second Contract Anniversary, a GMIB adjusted partial withdrawal is equal to: FPW + (RPW X GMIB)

  PW   = The amount of Contract Value (before any MVA) applied to a traditional
         Partial Annuitization or withdrawn (including any applicable withdrawal charge).
  FPW = The amount of the partial withdrawal (before any MVA) that, together with any other previous partial withdrawals taken during the Contract Year, does not exceed 12% of total Purchase Payments received (the partial withdrawal privilege). However, if you take a traditional Partial Annuitization, the entire amount of Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in the RPW portion of this formula.
  RPW  = The remaining amount of the partial withdrawal, including any applicable withdrawal charge, but before any MVA.
  GMIB = The greater of one, or the ratio of (a) divided by (b) where:
         (a)= The GMIB value on the day of (but before) the partial withdrawal.
         (b)= The Contract Value on the day of (but before) the partial withdrawal or traditional Partial Annuitization, adjusted for any applicable MVA.

ANY WITHDRAWALS TAKEN IN THE FIRST TWO CONTRACT YEARS AND ANY TRADITIONAL PARTIAL ANNUITIZATIONS YOU TAKE MAY REDUCE THE GMIB VALUE BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED. BEGINNING ON THE SECOND CONTRACT ANNIVERSARY, ANY WITHDRAWALS YOU TAKE IN EXCESS OF THE PARTIAL WITHDRAWAL PRIVILEGE MAY REDUCE THE GMIB VALUES BY MORE THAN THE AMOUNT WITHDRAWN. For these withdrawals and annuitizations, if the Contract Value at the time of withdrawal or annuitization is greater than or equal to the GMIB value, we will reduce the GMIB value by the dollar amount withdrawn or annuitized. If the Contract Value at the time of withdrawal or annuitization is less than the GMIB value, we will reduce the GMIB value by more than the amount withdrawn or annuitized.

Please see Appendix C for examples of calculations of the GMIB value.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

3. PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. The Purchase Payment requirements for this Contract are as follows.
o You can make additional Purchase Payments of $50 or more during the Accumulation Phase.
o YOU CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER
  THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION (INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE). IN CERTAIN STATES, ADDITIONAL PURCHASE PAYMENTS CAN ONLY BE MADE DURING THE FIRST CONTRACT YEAR OR MAY BE OTHERWISE RESTRICTED.
o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).
o If we made this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 9, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 8, Taxes - Qualified Contracts - Inherited IRA.

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment.

AUTOMATIC INVESTMENT PLAN (AIP)
The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change the AIP at any time. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.

THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION.

ALLOCATION OF PURCHASE PAYMENTS
We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. We will allocate your Purchase Payments to the Investment Choices you select according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices will not change the allocation instructions for any future additional Purchase Payments. If you do not change your allocation instructions, we will allocate any additional Purchase Payments according to your most recent allocation instructions. You can only allocate up to 50% of any Purchase Payment to the FPAs during the Accumulation Phase. In some states, you cannot make allocations to the FPAs and they may only be available for GAV Transfers we make. In addition, if your Contract includes the Living Guarantees, we may transfer more than 50% of the total Purchase Payments to the FPAs beginning on the second Contract Anniversary.

You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in Good Order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least five Investment Options.

If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o you might have to pay a withdrawal charge on your previous contract,
o there will be a new withdrawal charge period for this Contract,
o other charges under this Contract may be higher (or lower),
o the benefits may be different, and
o you will no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
Your Contract Value in the subaccounts (Separate Account Value) will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also be affected by the charges of the Contract, any interest you earn on any general account Investment Choices, and any MVAs made due to amounts removed from the FPAs. In order to keep track of your Separate Account Value, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,
o adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the Separate Account annual expenses for the current Business Day, and any additional calendar days since the immediately preceding Business Day.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Separate Account Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase
  Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.415094 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.

4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE TELEPHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), including the AZL FusionPortfolios[SM], is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not pay service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.


                               INVESTMENT OPTIONS

    INVESTMENT        NAME OF         ASSET          OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT     CATEGORY                                             (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER
AIM
Managed by Allianz AZL AIM        International Long-term growth of     At least 80% of its assets in a diversified portfolio of
Investment         International                capital                 international equity securities whose issuers are considered
Management         Equity Fund                                          by the fund's subadviser to have strong earnings momentum.
LLC/Invesco Aim
Capital
Management, Inc.
BLACKROCK
Managed by Allianz AZL BlackRock  Large Growth  Long-term growth of     Invests at least 80% of total assets in common and preferred
Investment         Capital                      capital                 stock and securities convertible into common and preferred
Management         Appreciation                                         stock of mid-size and large-size companies.
LLC/BlackRock      Fund
Capital
Management, Inc.
Managed by Allianz AZL            International Match the performance   Invests at least 80% of its assets in a statistically
Investment         International                of the MSCI             selected sampling of equity securities of companies included
Management         Index Fund                   EAFE[{R}]  in the Morgan Stanley Capital International Europe,
LLC/BlackRock                                   Index as closely as     Australia and Far East Index (MSCI EAFE) and in derivative
Investment                                      possible                instruments linked to the MSCI EAFE index.
Management, LLC
Managed by Allianz AZL Money          Cash      Current income          Invests in a broad range of short-term, high quality U.S.
Investment         Market Fund     Equivalent   consistent with         dollar-denominated money market instruments, including
Management                                      stability of principal  government, U.S. and foreign bank, commercial and other
LLC/BlackRock                                                           obligations. During extended periods of low interest rates,
Institutional                                                           and due in part to contract fees and expenses, the yield of
Management                                                              the AZL Money Market Fund may also become extremely low and
Corporation                                                             possibly negative.
Managed by Allianz AZL S&P 500     Large Blend  Match total return of   Normally invests in all 500 stocks in the S&P
Investment         Index Fund                   the S&P                 500[{R}] in proportion to their weighting in
Management                                      500[{R}]   the index.
LLC/BlackRock
Investment
Management, LLC
                   AZL Small Cap    Small Cap   Match performance of    Invests in a representative sample of stocks included in the
                   Stock Index                  the S&P SmallCap 600    S&P SmallCap 600 Index[{R}], and in futures
                   Fund                         Index{R}   whose performance is related to the index, rather than
                                                                        attempt to replicate the index.



 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

    INVESTMENT        NAME OF         ASSET          OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT     CATEGORY                                             (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER
Managed by      BlackRock   Specialty High total     Invests in both equity and debt securities of issuers located around the world
BlackRock       Global                investment     to achieve a combination of capital growth and income.
Advisors,       Allocation            return
LLC/BlackRock   V.I. Fund
Investment
Management, LLC
and BlackRock
International
Limited


COLUMBIA
Managed by      AZL          Mid Cap  Long-term      Invests at least 80% of net assets in equity securities of companies that have
Allianz         Columbia              growth of      market capitalizations in the range of the companies in the Russell
Investment      Mid Cap               capital        Midcap[{R}] Value Index at the time of purchase that the fund's
Management      Value Fund                           subadviser believes are undervalued and have the potential for long-term
LLC/Columbia                                         growth.
Management
Advisors, LLC
                AZL         Small Cap Long-term      Invests at least 80% of net assets in equity securities of companies with
                Columbia              capital        market capitalizations in the range of the companies in the Russell 2000 Value
                Small Cap             appreciation   Index[{R}] at the time of purchase that the subadviser believes
                Value Fund                           are undervalued.
DAVIS
Managed by      AZL Davis     Large   Long-term      Invests the majority of assets in equity securities issued by large companies
Allianz         NY Venture    Value   growth of      with market capitalizations of at least $10 billion.
Investment      Fund                  capital
Management
LLC/Davis
Selected
Advisers, L.P.
Managed by      Davis VA    Specialty Long-term      At least 80% of net assets in securities issued by companies  principally
Davis Advisors  Financial             growth of      engaged in the financial services sector.
                Portfolio             capital
                Davis VA      Large   Long-term      Invests primarily in equity securities issued by large companies with market
                Value         Value   growth of      capitalizations of at least $10 billion.
                Portfolio             capital
DREYFUS
Managed by      AZL Dreyfus   Large   Long-term      Primarily invests in common stocks of large, well-established and mature
Allianz         Equity       Growth   growth of      companies. Normally invests at least 80% of its net assets in stocks that are
Investment      Growth Fund           capital and    included in a widely recognized index of stock market performance. May invest
Management                            income         in non-dividend paying companies if they offer better prospects for capital
LLC/The Dreyfus                                      appreciation. May invest up to 30% of its total assets in foreign securities.
Corporation
EATON VANCE
Managed by      AZL Eaton     Large   Total Return   Invests at least 80% of net assets in equity securities, primarily in dividend-
Allianz         Vance Large   Value                  paying stocks, of large-cap companies with market capitalizations equal to or
Investment      Cap Value                            greater than the median capitalization of companies included in the Russell
Management      Fund                                 1000 Value Index. May invest up to 25% of total assets in foreign securities,
LLC/Eaton Vance                                      including emerging market securities.
Management
FRANKLIN TEMPLETON
Managed by      AZL         Small Cap Long-term      Under normal market conditions, invests at least 80% of its net assets in
Allianz         Franklin              total return   investments of small capitalization companies similar to those that comprise
Investment      Small Cap                            the Russell 2500{trademark} Index at the time of investment.
Management      Value Fund
LLC/Franklin
Advisory
Services, LLC
Managed by      Franklin    Specialty High Total     At least 80% of net assets in investments of companies located anywhere in the
Franklin        Global Real           Return         world that operate in the real estate sector and normally invests predominantly
Templeton       Estate                               in equity securities.
Institutional,  Securities
LLC             Fund
Managed by      Franklin      Large   Capital        Invests predominantly in a broadly diversified portfolio of equity securities,
Franklin        Growth and    Value   appreciation,  including securities convertible into common stock.
Advisers, Inc.  Income                with current
                Securities            income as a
                Fund                  secondary goal
                Franklin      High-   High current   Invests primarily to predominantly in debt securities offering high yield
                High Income   Yield   income with    ("junk bonds") and expected total return.
                Securities    Bonds   capital
                Fund                  appreciation
                                      as a secondary
                                      goal



 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

    INVESTMENT        NAME OF         ASSET          OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT     CATEGORY                                             (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER
Managed by         Franklin      Specialty    Maximize       Normally invests in debt and equity securities, including corporate,
Franklin Advisers, Income                     income while   foreign and U.S. Treasury bonds and stocks with dividend yields the
Inc.               Securities                 maintaining    manager believes are attractive.
                   Fund                       prospects for
                                              capital
                                              appreciation
                   Franklin     Large Growth  Capital        At least 80% of net assets in investments of large capitalization
                   Large Cap                  appreciation   companies, and normally invests predominantly in equity securities.
                   Growth
                   Securities
                   Fund
Managed by         Franklin       Mid Cap     Long-term      At least 80% of net assets in investments of companies that have paid
Franklin Advisory  Rising                     capital        rising dividends, and normally invests predominantly in equity
Services, LLC      Dividends                  appreciation   securities.
                   Securities                 with
                   Fund                       preservation
                                              of capital as
                                              an important
                                              consideration
Managed by         Franklin       Mid Cap     Long-term      At least 80% of net assets in investments of small capitalization and
Franklin           Small-Mid                  capital growth mid capitalization companies and normally invests predominantely in
Advisers, Inc.     Cap Growth                                equity securities.
                   Securities
                   Fund
Managed by         Franklin      Small Cap    Long term      At least 80% of net assets in investments of small capitalization
Franklin Advisory  Small Cap                  total return   companies and normally invests predominantly in equity securities.
Services, LLC      Value
                   Securities
                   Fund
Administered by    Franklin        Model      Capital        Invests equal portions in Class 1 shares of the Franklin Income
Franklin Templeton Templeton     Portfolio    appreciation   Securities Fund, Mutual Shares Securities Fund, and Templeton Growth
Services, LLC      VIP            (Fund of    with income as Securities Fund.
                   Founding        Funds)     a secondary
                   Funds                      goal.
                   Allocation
                   Fund
Managed by         Franklin      Short-Term   Income         At least 80% of its net assets in U.S. government securities and
Franklin Advisers, U.S.            Bonds                     normally invests primarily in fixed and variable rate mortgage-backed
Inc.               Government                                securities.
                   Fund
                   Franklin    Intermediate-  As high an     Normally invests at least 80% of its net assets in zero coupon debt
                   Zero Coupon   Term Bonds   investment     securities. The fund will mature in December of 2010 and will then no
                   Fund 2010                  return as is   longer be available as an Investment Option under the Contract. For
                                              consistent     additional information regarding the maturity of the fund, please see
                                              with capital   the Franklin Zero Coupon Fund prospectus.
                                              preservation
Managed by         Mutual      International  Capital        Invests primarily in U.S. and foreign equity securities that the
Franklin Mutual    Global          Equity     appreciation   manager believes are undervalued. The fund also invests, to a lesser
Advisers,          Discovery                                 extent, in risk arbitrage securities and distressed companies.
LLC/Franklin       Securities
Templeton          Fund
Investment
Management Limited
Managed by         Mutual       Large Value   Capital        Invests primarily in U.S. and foreign equity securities that the
Franklin Mutual    Shares                     appreciation,  manager believes are undervalued. The fund also invests, to a lesser
Advisers, LLC      Securities                 with income as extent, in risk arbitrage securities and distressed companies.
                   Fund                       a secondary
                                              goal
Managed by         Templeton   International  Long-term      Normally invests at least 80% of net assets in investments of issuers
Templeton          Foreign         Equity     capital growth located outside the U.S., including those in emerging markets, and
Investment         Securities                                normally invests predominantly in equity securities.
Counsel, LLC       Fund
Managed by         Templeton   Intermediate-  High current   Normally invests at least 80% of its net assets in bonds, which include
Franklin Advisers, Global Bond   Term Bonds   income,        debt securities of any maturity, such as bonds, notes, bills and
Inc.               Securities                 consisent with debentures. The fund may invest a portion of its total assets in bonds
                   Fund                       preservation   rated below investment grade and a significant portion of its assets in
                                              of capital,    foreign securities.
                                              with capital
                                              appreciation
                                              as a secondary
                                              consideration
Managed by         Templeton   International  Long-term      Normally invests primarily in equity securities of companies located
Templeton Global   Growth          Equity     capital growth anywhere in the world, including those in the U.S. and in emerging
Advisors           Securities                                markets.
Limited/Templeton  Fund
Asset Management
Ltd.



 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

    INVESTMENT        NAME OF         ASSET          OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT     CATEGORY                                             (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER
FUND OF FUNDS
Managed by Allianz AZL Balanced Index          A "Fund of   Long-term      Invests primarily in a combination of five underlying
Investment         Strategy Fund              Funds" Model  capital        bond and equity index funds, to achieve a range generally
Management LLC                                 Portfolio    appreciation   from 40% to 60% of assets in the underlying equity index
                                                            with           funds and 40% to 60% in the underlying bond index fund.
                                                            preservation
                                                            of capital as
                                                            an important
                                                            consideration
                   AZL Fusion Balanced Fund    A "Fund of   Long-term      Allocation among the underlying investments, to achieve a
                                              Funds" Model  capital        range generally from 40% to 60% of assets in equity funds
                                               Portfolio    appreciation   with the remaining balance invested in fixed income
                                                            with           funds.
                                                            preservation
                                                            of capital as
                                                            an important
                                                            consideration
                   AZL Fusion Growth Fund      A "Fund of   Long-term      Allocation among the underlying investments, to achieve a
                                              Funds" Model  capital        range generally from 70% to 90% of assets in equity funds
                                               Portfolio    appreciation   with the remaining balance invested in fixed income
                                                                           funds.
                   AZL Fusion Moderate Fund    A "Fund of   Long-term      Allocation among the underlying investments, to achieve a
                                              Funds" Model  capital        range generally from 55% to 75% of assets in equity funds
                                               Portfolio    appreciation   with the remaining balance invested in fixed income
                                                                           funds.
                   AZL Moderate Index          A "Fund of   Long-term      Invests primarily in a combination of five underlying
                   Strategy Fund              Funds" Model  capital        bond and equity index funds, to achieve a range generally
                                               Portfolio    appreciation   from 55% to 75% of assets in the underlying equity index
                                                                           funds and 25% to 45% in the underlying bond index fund.
J.P. MORGAN
Managed by Allianz AZL JPMorgan U.S. Equity   Large Blend   High total     Invests at least 80% of its net assets, plus any
Investment         Fund                                     return         borrowings for investment purposes, primarily in equity
Management                                                                 securities of large- and medium-capitalization U.S.
LLC/J.P. Morgan                                                            companies.
Investment
Management, Inc.
MFS
Managed by Allianz AZL MFS Investors Trust    Large Blend   Capital        Invests primarily in equity securities of companies with
Investment         Fund                                     appreciation   large capitalizations that the subadviser believes has
Management                                                                 above average earnings growth potential, are undervalued,
LLC/Massachusetts                                                          or is a combination of both.
Financial Services
Company
OPPENHEIMER CAPITAL
Managed by Allianz AZL OCC Opportunity Fund    Small Cap    Capital        At least 65% of its assets in common stocks of "growth"
Investment                                                  appreciation   companies with market capitalizations of less than $2
Management LLC/                                                            billion at the time of investment.
Oppenheimer
Capital LLC
Managed by Allianz OpCap Mid Cap Portfolio      Mid Cap     Long-term      Invests at least 80% of its net assets in equity
Global Investors                                            capital        securities of companies with market capitalizations
Fund Management                                             appreciation   between $500 million and $15 billion at the time of
LLC                                                                        purchase that the adviser believes are undervalued in the
                                                                           marketplace.
OPPENHEIMERFUNDS
Managed by         Oppenheimer Global        International  Long-term      Invests mainly in common stocks of U.S. and foreign
OppenheimerFunds,  Securities Fund/VA            Equity     capital        issuers, currently with an emphasis in developed markets.
Inc.                                                        appreciation
                   Oppenheimer High Income     High-Yield   High level of  Invests mainly in a variety of high-yield fixed-income
                   Fund/VA                       Bonds      current income securities of domestic and foreign issuers with at least
                                                                           65% of total assets in high-yield, lower-grade fixed
                                                                           income securities commonly known as "junk" bonds.
                   Oppenheimer Main Street    Large Blend   High total     Invests mainly in common stocks of U.S. companies of
                   Fund[{R}]/VA                return (which  different capitalization ranges, presently focusing on
                                                            includes       large-capitalization issuers.
                                                            growth in the
                                                            value of its
                                                            shares as well
                                                            as current
                                                            income)




 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

    INVESTMENT        NAME OF         ASSET          OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT     CATEGORY                                             (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER
PIMCO
Managed by Pacific PIMCO VIT All Asset         Specialty    Maximum real  Invests in institutional class shares of the underlying
Investment         Portfolio                    (Fund of    return        PIMCO Funds and does not invest directly in stocks or
Management Company                               Funds)     consistent    bonds of other issuers.
LLC                                                         with
                                                            preservation
                                                            of real
                                                            capital and
                                                            prudent
                                                            investment
                                                            management
                   PIMCO VIT CommodityReal     Specialty    Maximum real  Invests in commodity linked derivative instruments backed
                   Return[{R}]                 return        by a portfolio of inflation-indexed securities and other
                   Strategy Portfolio                       consistent    fixed income securities.
                                                            with prudent
                                                            investment
                                                            management
                   PIMCO VIT Emerging        Intermediate-  Maximum total At least 80% of its assets in fixed income instruments of
                   Markets Bond Portfolio      Term Bonds   return,       issuers that economically are tied to countries with
                                                            consistent    emerging securities markets.
                                                            with
                                                            preservation
                                                            of capital
                                                            and prudent
                                                            investment
                                                            management
                   PIMCO VIT Global Bond     Intermediate-  Maximum total At least 80% of its assets in fixed income instruments of
                   Portfolio (Unhedged)        Term Bonds   return,       issuers in at least three countries (one of which may be
                                                            consistent    the U.S.), which may be represented by futures contracts.
                                                            with          May invest, without limitation, in securities of issuers
                                                            preservation  in emerging market countries.
                                                            of capital
                                                            and prudent
                                                            investment
                                                            management
                   PIMCO VIT High Yield        High-Yield   Maximum total At least 80% of assets in a diversified portfolio of high-
                   Portfolio                     Bonds      return,       yield securities ("junk bonds") rated below investment
                                                            consistent    grade, but at least Caa by Moody's or equivalently rated
                                                            with          by S&P or Fitch. May invest up to 20% of total asets in
                                                            preservation  securities denominated in foreign currencies.
                                                            of capital
                                                            and prudent
                                                            investment
                                                            management
                   PIMCO VIT Real Return     Intermediate-  Maximum real  At least 80% of its net assets in inflation-indexed bonds
                   Portfolio                   Term Bonds   return,       of varying maturities issued by the U.S. and non-U.S.
                                                            consistent    governments, their agencies or instrumentalities and
                                                            with          corporations.
                                                            preservation
                                                            of real
                                                            capital and
                                                            prudent
                                                            investment
                                                            management
                   PIMCO VIT Total Return    Intermediate-  Maximum total At least 65% of total assets in a diversified portfolio of
                   Portfolio                   Term Bonds   return,       fixed income instruments of varying maturities, which may
                                                            consistent    be represented by forwards or derivatives such as options,
                                                            with          futures contracts, or swap agreements.
                                                            preservation
                                                            of capital
                                                            and prudent
                                                            investment
                                                            management
PRUDENTIAL
Managed by         SP International Growth   International  Long-term     Invests primarily in equity-related securities of foreign
Prudential         Portfolio                     Equity     growth of     issuers with at least 65% of its total assets in common
Investments                                                 capital       stocks of foreign companies operating or based in at least
LLC/William Blair                                                         five different countries.
& Company LLC and
Marsico Capital
Management LLC
Managed by         SP Strategic Partners      Large Growth  Long-term     At least 65% of total assets in equity and equity-related
Prudential         Focused Growth Portfolio                 growth of     securities of U.S. companies that the adviser believes to
Investments                                                 capital       have strong capital appreciation potential.
LLC/Jennison
Associates LLC and
AllianceBernstein
L.P.
SCHRODER
Managed by Allianz AZL Schroder Emerging       Specialty    Capital       Invests at least 80% of its net assets in equity
Investment         Markets Equity Fund                      appreciation  securities of companies that the subadviser believes to be
Management                                                                "emerging market" issuers. May invest remainder of assets
LLC/Schroder                                                              in securities of issuers located anywhere in the world.
Investment
Management North
America Inc.



 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

    INVESTMENT        NAME OF         ASSET          OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT     CATEGORY                                             (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER
SELIGMAN
Managed by   Seligman         Small Cap   Long-term    At least 80% of net assets in common stocks of "value" companies with smaller
RiverSource  Smaller-Cap                  capital      market capitalizations (up to $3 billion) at the time of purchase by the
Investments  Value                        appreciation portfolio.
             Portfolio
TURNER
Managed by   AZL Turner       Small Cap   Long-term    At least 80% of its net assets in common stocks and other equity securities
Allianz      Quantitative                 growth of    of U.S. companies with small market capitalizations that the subadviser
Investment   Small Cap                    capital      believes, based on a quantitative model, have strong earnings growth
Management   Growth Fund                               potential. Small capitalization companies are defined as companies with
LLC/Turner                                             market capitalizations, at the time of purchase, in the range of companies
Investment                                             included in the Russell[ ]2000[{R}] Growth Index.
Partners,
Inc.
VAN KAMPEN
Managed by   AZL Van Kampen   Specialty   Highest      Invests at least 65% of its total assets in income-producing equity
Allianz      Equity and                   possible     securities and also invests in investment grade quality debt securities. May
Investment   Income Fund                  income       invest up to 25% ot total assets in foreign securities, including emerging
Management                                consistent   market securities.
LLC/Van                                   with safety
Kampen Asset                              of principal
Management                                with long-
                                          term growth
                                          of capital
                                          as an
                                          important
                                          secondary
                                          objective
             AZL Van Kampen   Specialty   Income and   Invests at least 80% of assets in equity securities of companies in the real
             Global Real                  capital      estate industry located throughout the world, including real estate
             Estate Fund                  appreciation investment trusts and real estate operating companies established outside the
                                                       U.S.
             AZL Van Kampen  Large Value  Income and   Invests at least 65% of total assets in income-producing equity securities,
             Growth and                   long-term    including common stocks and convertible securities; also in non-convertible
             Income Fund                  growth of    preferred stocks and debt securities rated "investment grade." May invest  up
                                          capital      to 25% of total assets in foreign securities, including emerging market securities.
Managed by   AZL Van Kampen International Long term    Invests at least 80% of assets in a diversified portfolio of equity
Allianz      International                capital      securities of issuers selected from a universe comprised of approximately
Investment   Equity Fund                  appreciation 1,200 companies in non-U.S. markets.
Management
LLC/Morgan
Stanley
Investment
Management,
Inc.
Managed by   AZL Van Kampen    Mid Cap    Capital      At least 80% of net assets in common stocks and other equity securities of
Allianz      Mid Cap Growth               growth       mid capitalization growth companies.
Investment   Fund
Management
LLC/Van
Kampen Asset
Management


Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us.


TRANSFERS
You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 7, Expenses - Transfer Fee. Also, transfers from the FPAs may be subject to an MVA. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. There is no minimum required transfer amount. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.
o Your request for a transfer must clearly state:
  -  which Investment Choices are involved in the transfer; and
  -  how much you wish to transfer.
o Transfers from a FPA may be subject to an MVA.
o If your Contract includes the Living Guarantees, you can make transfers from the FPAs to the extent that the GAV Fixed Account Minimum is met (see section 6, Guaranteed Account Value (GAV) Benefit - The GAV Fixed Account Minimum). These transfers may be subject to an MVA unless the transfers are made within 30 days before the end of the Account Period. In some states you cannot make allocations to the FPAs and they may only be available for GAV Transfers we make.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.
o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments.


When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.


The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009 the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Choice in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment
  Choice, if market timers or others transfer into the Investment Choice at prices that are below their true value or transfer out of the Investment Choice at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Choice to maintain a higher level of cash than would otherwise be the case, or causing the Investment Choice to liquidate investments prematurely.
o Increased brokerage and administrative expenses.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

In order to attempt to protect our Owners and the Investment Choices from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Choices. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Choice. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Choices, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Choice, or transfers out of and back into a particular Investment Choice.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Choice at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o Prohibiting transfers into specific Investment Choices.
o Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Choice may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Choice's shares are subject to acceptance by that Investment Choice. We reserve the right to reject, without prior notice, any transfer request into an Investment Choice or allocation of a Purchase Payment to an Investment Choice if the order to purchase the Investment Choice's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Choice, we may prohibit transfers into or allocations of Purchase Payments to that Investment Choice. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.


DOLLAR COST AVERAGING (DCA) PROGRAM
The dollar cost averaging (DCA) program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to or from a general account Investment Choice. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase. Generally, the DCA program requires a $1,500 minimum allocation and participation for at least six months.


All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect this program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs.
o The number of desired transfers has been made.
o You do not have enough money in the Investment Options to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).
o You request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month).
o Contract termination.

If you participate in the DCA program, there are no fees for the transfers made under this program and we do not currently count these transfers against the free transfers that we allow. We reserve the right to discontinue or modify the DCA program at any time and for any reason.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program and we do not currently count these transfers against any free transfers that we allow. If your Contract includes the Living Guarantees, the automatic transfers that we make (GAV Transfers) in and out of the FPAs to support the Living Guarantees may affect your flexible rebalancing program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in Good Order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.


FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to Owners as stated above.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. It is possible for assets invested in our general account to lose value. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.


Currently, the only general account Investment Choices we offer under this Contract during the Accumulation Phase are the Fixed Period Accounts (FPAs). Any amounts you allocate to the FPAs, as well as any amounts we transfer to the FPAs under the Living Guarantees become part of our general account. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. Any guaranteed values provided by this Contract that are in excess of the Contract Value are subject to our claims paying ability. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.


FIXED PERIOD ACCOUNTS (FPAS)
FPAs are a type of Investment Choice available under our general account. We will credit any amount in the FPAs with interest. FPAs are available only during the Accumulation Phase. Money removed from an FPA may be subject to an MVA, which may increase or decrease your Contract Value and/or the amount of the withdrawal or transfer.

FPAs have Account Periods of anywhere from one to ten years. An Account Period is the amount of time we expect money to remain in an FPA. Only one FPA of a specific Account Period is available for Purchase Payments or transfers in each Contract Year.

You can allocate up to 50% of any Purchase Payment to an FPA. However, in some states the FPAs may only be available for GAV Transfers we make under the Living Guarantees. In addition, under the Living Guarantees we may transfer more than 50% of the total Purchase Payments to the FPAs beginning on the second Contract Anniversary. If you allocated any portion of the initial Purchase Payment to an FPA on the Issue Date, we applied that amount to an FPA with a ten-year Account Period. We will also apply any additional transfers or portions of Purchase Payments allocated to an FPA during the first Contract Year to this ten-year Account Period. Similarly, a nine-year Account Period is available for allocations in the second Contract Year, an eight-year Account Period is available in the third year, and so on. After the tenth Contract Year, there are five-year rolling Account Periods. In the 11th through the 15th Contract Years, allocations can be made to an FPA with an Account Period equal to one plus the remaining number of complete Contract Years to the end of the 15th Contract Year. For example, in the 11th Contract Year a five-year Account Period is available; in the 12th Contract Year a four-year Account Period is available, and so on until the 16th Contract Year when a new five-year Account Period is again available. Please see the following table for more information.

CONTRACT YEAR FPA ACCOUNT PERIOD  CONTRACT YEAR FPA ACCOUNT PERIOD  CONTRACT YEAR FPA ACCOUNT PERIOD
      1                 10 years        6                  5 years       11                  5 years
      2                  9 years        7                  4 years       12                  4 years
      3                  8 years        8                  3 years       13                  3 years
      4                  7 years        9                  2 years       14                  2 years
      5                  6 years       10             1 year             15             1 year

Allocations to the FPAs are credited with interest rates that vary based on the Account Period and when the allocation was made. Generally, the longer the Account Period, the higher the interest rate. The interest rate on the FPAs will be greater than zero, but it could be less than 1% and it could be less than the interest rate applied to the FPA guaranteed minimum value (see the "Market Value Adjustment (MVA)" discussion later in this section).

Generally, the initial interest rate is set on the date the first allocation is made to an FPA and will remain in effect until the second Contract Anniversary following the allocation. On that Contract Anniversary, the amount initially allocated to the FPA (plus interest) is then credited with the interest rate that we declare for all FPAs with the same Account Period and duration. This interest rate remains in effect for that entire Contract Year. On every Contract Anniversary we can set a


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009 new rate for the next Contract Year for all FPAs with the same Account Period and duration. For FPAs with a one-year Account Period, the interest rate is set at the start of the Account Period and is effective for any amounts allocated to the FPAs during the Contract Year. The interest rate for new allocations to an FPA may be different from the interest rate declared for amounts already in the FPAs. For example, new transfers to an FPA later in the third Contract Year may receive a different interest rate than the rate applied to amounts that were allocated to an FPA earlier in that Contract Year.

Any withdrawal or transfer (whether through your request or through the GAV Transfers we make to maintain the Living Guarantees) from an FPA may be subject to a Market Value Adjustment. Any MVA we make, whether it is upon partial withdrawal/transfer or complete withdrawal/transfer, is also subject to a minimum and a maximum.

PARTIAL WITHDRAWALS DURING THE ACCUMULATION PHASE: We will first take any partial withdrawal proportionately from the Investment Options. If the Contract Value in the Investment Options is less than the partial withdrawal you request, the remaining amount will come from the FPAs on a first-in, first-out (FIFO) basis. That is, a partial withdrawal from the FPAs will reduce the Contract Value in the oldest FPA, then the next oldest, and so on. If your Contract includes the Living Guarantees and you take a partial withdrawal that eliminates your Contract Value in the Investment Options, your Contract Value will remain in the FPAs until such time as the mathematical model that supports the Living Guarantees initiates a GAV Transfer from the FPAs to the Investment Options.

IF YOUR CONTRACT INCLUDES THE LIVING GUARANTEES: Your ability to make transfers from the FPAs is subject to the GAV Fixed Account Minimum. You can request a transfer from the FPAs that would reduce the Fixed Account Value in the FPAs below this minimum by resetting the GAV Benefit (see "The GAV Fixed Account Minimum" and "Resetting the GAV Benefit" discussions in section 6, Guaranteed Account Value (GAV) Benefit).

IF YOUR CONTRACT DOES NOT INCLUDE THE LIVING GUARANTEES: If you request a partial transfer or partial withdrawal from the FPAs and the amount you request to receive is greater than the Fixed Account Value in the FPAs after adjustment for any applicable MVA, we will treat your request as a request for a complete transfer or full withdrawal from the FPAs. Additionally, we will treat any request for a partial withdrawal from the FPAs that would reduce the Fixed Account Value in the FPAs below $1,000 as a request for a full withdrawal from the FPAs.

FOR CONTRACTS ISSUED IN MINNESOTA: We hold amounts allocated to the FPAs in a nonunitized separate account that we established under Minnesota insurance law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the FPAs. State insurance law prohibits us from charging this separate account with the liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the FPAs. This guarantee is based on the continued claims paying ability of Allianz Life.

FOR CONTRACTS ISSUED IN ALABAMA, OREGON, PENNSYLVANIA, UTAH AND WASHINGTON: The FPAs are not directly available to you and they are not subject to a Market Value Adjustment. The FPAs are only available to receive GAV Transfers that we make during the Accumulation Phase if your Contract includes the Living Guarantees. You cannot allocate Purchase Payments to the FPAs and you cannot transfer Contract Value to or from the FPAs. You also cannot request withdrawals directly from the FPAs. If your Contract includes Living Guarantees and you request a partial withdrawal, we will take the partial withdrawal proportionately from the Investment Options. If the amount in the Investment Options is less than the partial withdrawal you request, the remaining amount will come from the FPAs on a FIFO basis.

MARKET VALUE ADJUSTMENT (MVA)
An MVA is an adjustment we make for transfers or withdrawals from an FPA that occur at any time other than 30 days before the end of an Account Period. There will be no MVA for transfers or withdrawals that occur within 30 days before the end of the Account Period. The end of the Account Period will first occur on your tenth Contract Anniversary and then on every fifth Contract Anniversary after that (for example, the 15th Contract Anniversary, the 20th Contract Anniversary, etc.). You will receive a notice mailed at least 30 days in advance of the period in which we will not apply an MVA. We will allocate any amounts (including the GAV Fixed Account Minimum, if applicable) for which we have not received instructions at the end of the Account Period to another FPA with a five-year Account Period.

We also will not apply MVAs to amounts withdrawn for withdrawal charges, the contract maintenance charge, death claims, or for amounts you receive if you return the Contract under the free look/right to examine provision. We determine any withdrawal charges based on market value adjusted withdrawals.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

Upon a transfer or withdrawal of Contract Value from the FPAs, we will apply the MVA to the amount of the withdrawal or transfer. At the time of transfer or withdrawal, the MVA formula compares the interest rate that applies to the FPA from which amounts are being removed to the current interest rate offered on new allocations to an FPA of the same Account Period. An MVA can be either positive or negative depending on the interest rate currently offered on an FPA as shown in the following table. Any MVA we make, whether it is upon partial withdrawal/transfer or complete withdrawal/transfer, is also subject to a minimum and a maximum.

       IF THE INTEREST RATE ON THE FPA FROM WHICH AMOUNTS ARE BEING REMOVED IS{ellipsis}        THEN THE MVA IS{ellipsis}
Less than the current interest rate for new allocations to an FPA of the same Account Period            negative
Equal to the current interest rate for new allocations to an FPA of the same Account Period               zero
Greater than the current interest rate for new allocations to an FPA of the same Account Period         positive

The MVA formula is [(1+I) / (1+J)][N] where:
I =  Current interest rate earned in the FPA from which amounts are being transferred or withdrawn.
J = Current interest rate for new allocations to an FPA with an Account Period equal to the remaining term (rounded up) in the current Account Period.
N = Number of days from the date of transfer/withdrawal from the FPA to the next Contract Anniversary divided by 365, plus the number of whole years remaining in the Account Period.

The MVA is also subject to a minimum and a maximum. The minimum and maximum apply upon partial withdrawal/transfer or complete withdrawal/transfer.

The MVA minimum is equal to the greater of (a) or (b), with the result then divided by (c), where:
  (a)= The FPA guaranteed minimum value.
  (b)= All allocations to the FPAs less previous partial withdrawals (including any withdrawal charges) and transfers from the FPAs.
  (c)= The Fixed Account Value.

The MVA maximum is equal to (a) divided by the greater of (b) or (c), where:
  (a)= The Fixed Account Value.
  (b)= The FPA guaranteed minimum value.
  (c)= All allocations to the FPAs, less previous partial withdrawals (including any withdrawal charges) and transfers from the FPAs.

THE FPA GUARANTEED MINIMUM VALUE IS EQUAL TO:
o 87.5% of all allocations to the FPAs, less all partial withdrawals
  (including any withdrawal charges) and transfers from the FPAs, accumulated at the FPA guaranteed minimum value interest rate (which is also the state nonforfeiture rate) specified in the Contract (which is currently 1%-3% depending on your state).
  PLUS
o Upon a full withdrawal, the amount of the withdrawal charge that we assign to the FPAs. We base this amount on the percentage of Contract Value in the FPAs (for example, if 25% of the Contract Value is in the FPAs, then upon a full withdrawal we would assign 25% of any withdrawal charge to the FPAs).

All previous partial withdrawals and transfers in this calculation of the FPA guaranteed minimum value do not reflect any MVA.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

MVA EXAMPLES

The following examples show the effect of the MVA on a Contract.
o You purchased a February 2007 Contract with an initial Purchase Payment of $100,000 on January 1. You did not select the Living Guarantees. The FPA guaranteed minimum value interest rate is 3%.
o You allocate $10,000 to an FPA with a ten-year Account Period and an interest rate of 6%.
o You make no additional Purchase Payments.
o On July 1 of your sixth Contract Year, your Fixed Account Value in the
  FPA is $13,774.58. The sixth Contract Year is not a leap year.
o The withdrawal charge period for your initial Purchase Payment has not expired by the sixth Contract Year, so there will be a withdrawal charge of 4% on Purchase Payments withdrawn from the Contract during the sixth Contract Year.
o The Contract Value on the day of (but before) the withdrawal in the sixth Contract Year is $137,745.77.

The partial withdrawal privilege for the sixth Contract Year is 12% of total Purchase Payments = 12% x $100,000 = $12,000.

The withdrawal charge for full withdrawals during the sixth Contract Year is 4% of total Purchase Payments = 4% x $100,000 = $4,000.

The percentage of Contract Value in the FPAs in the sixth Contract Year = $13,774.58 / $137,745.77 = 10%.

The FPA guaranteed minimum value on July 1 of the sixth Contract Year is equal to:
  87.5% of all allocations to the FPAs less partial withdrawals and transfers accumulated at the FPA guaranteed minimum value interest rate for 5 years and 181 days =
((87.5% x $10,000) - $0) x 1.03 [((181/365) + 5)] =...............$10,293.43
PLUS
  Upon full withdrawal, the amount of the withdrawal charge that we assign to the FPAs (which is the percentage of Contract Value in the
     FPAs) = 10% x $4,000 =  +      400.00
           .......................................................$10,693.43
The MVA minimum on July 1 of the sixth Contract Year is equal to:
  The greater of (a) the FPA guaranteed minimum value, or (b) all allocations to the FPAs less partial withdrawals and transfers, divided by (c) the Fixed Account Value = $10,693.43 / $13,774.58 =
     0.776316
The MVA maximum on July 1 of the sixth Contract Year is equal to:
  (a) The Fixed Account Value divided by the greater of (b) the FPA guaranteed minimum value, or (c) all allocations to the FPAs less partial withdrawals and transfers = $13,774.58 / $10,693.43 =
     1.288135

EXAMPLE OF A POSITIVE MVA ON FULL WITHDRAWAL FROM THE FIXED PERIOD ACCOUNT ON JULY 1 OF THE SIXTH CONTRACT YEAR:

Assume that the current interest rate for an FPA with a five-year Account Period is 5%.

The MVA on July 1 of the sixth Contract Year is: [1.06 / 1.05] [((184/365) + 4) ]= 1.043618.

Because the MVA is less than the MVA maximum (1.288135), we will use the MVA to calculate the amount of the withdrawal after application of the MVA, which is $13,774.58 x 1.043618 = $14,375.40.

Next we compute the withdrawal charge. The partial withdrawal privilege allows you to withdraw $12,000 per Contract Year without incurring a withdrawal charge. The amount of the withdrawal subject to the withdrawal charge = $14,375.40 - $12,000 = $2,375.40. The amount of the withdrawal charge = $2,375.40 x 4% = $95.02.

In other words, the amount we would withdraw from the FPA is $13,774.58, and the amount you would receive after application of the MVA and deduction of the withdrawal charge = $14,375.40 - $95.02 = $14,280.38.

EXAMPLE OF A NEGATIVE MVA ON A PARTIAL WITHDRAWAL OR TRANSFER FROM A FIXED PERIOD ACCOUNT ON JULY 1 OF THE SIXTH CONTRACT YEAR:

Assume that the current interest rate for an FPA with a five-year Account Period is 7%. You request a partial withdrawal of $4,000 from the FPA.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

The MVA on July 1 of the sixth Contract Year is: [1.06 / 1.07] [((184/365) + 4) ]= 0.958589.

Because the MVA is more than the MVA minimum (0.776316), we will use the MVA to calculate the amount we will withdraw from the FPA in order to send you a check for $4,000 after we apply the MVA. The amount we would withdraw from the FPA is:
$4,000 / 0.958589 = $4,172.80.

Next, we would compute the withdrawal charge. Because the partial withdrawal privilege allows you to withdraw $12,000 per Contract Year without incurring a withdrawal charge, there will be no withdrawal charge for this partial withdrawal. In other words, we would withdraw $4,172.80 from the FPA, and you would receive $4,000 after application of the MVA.

If you had instead requested we transfer $4,000 from the FPA to the Investment Option(s), we would apply the MVA to the amount transferred, instead of applying the MVA to the Fixed Account Value in the FPA. The amount we would transfer into the Investment Options is: $4,000 x 0.958589 = $3,834.36. In other words, we would transfer $4,000 out of the FPA, and we would transfer $3,834.36 into your selected Investment Option(s).

NOTE REGARDING APPLICATION OF MVAS TO GAV TRANSFERS: We will not apply MVAs to GAV Transfers out of the FPAs initiated by us, effective for all Contracts issued on or after December 1, 2006 or such later date as this change is approved in your state. For Contracts issued before this date, you can opt out of having MVAs applied to GAV Transfers from the FPAs. An opt out will be effective as of the Business Day we receive your request in good order at our Service Center.

6. GUARANTEED ACCOUNT VALUE (GAV) BENEFIT
Your Separate Account Value will increase or decrease depending on the performance of the underlying Investment Options you selected. Depending on market conditions, you can gain or lose value in the Investment Options, including your principal. However, for Contracts with the Living Guarantees, the GAV Benefit is intended to provide a level of protection for the principal you invested five or more years ago and to lock in any investment gains from five or more Contract Anniversaries ago.

The Living Guarantees were only available at Contract issue. THE LIVING GUARANTEES CANNOT BE ADDED TO AN EXISTING CONTRACT AFTER IT IS ISSUED OR REMOVED FROM YOUR CONTRACT. The Living Guarantees provide a long term GAV Benefit during the Accumulation Phase with no additional fee or charge. To maintain the guarantee, we will periodically transfer amounts between your selected Investment Options and the FPAs according to a mathematical model (see the "GAV Transfers" discussion later in this section).

The GAV Benefit guarantees that, beginning on your fifth Contract Anniversary (and on each subsequent Contract Anniversary until the Income Date that you take a Full Annuitization or Contract termination) your Contract Value will at least equal the GAV established five years ago, less all GAV adjusted partial withdrawals taken in the last five years. If your Contract Value is less than this guaranteed amount on the fifth and each subsequent Contract Anniversary, we will make a payment to your Contract equal to that difference.

YOU DO NOT HAVE ANY PROTECTION UNDER THE GAV BENEFIT UNLESS YOU HOLD THE CONTRACT FOR AT LEAST FIVE YEARS. YOUR PURCHASE PAYMENTS ARE NOT PROTECTED UNDER THE GAV BENEFIT UNTIL WE HAVE HAD THEM FOR AT LEAST FIVE YEARS.

Assuming no partial withdrawals, the GAV Benefit has the effect of guaranteeing that, beginning with your fifth Contract Anniversary (and on each subsequent anniversary until the Income Date that you take a Full Annuitization or Contract termination), your Contract Value will be at least equal to the initial GAV, or the GAV from any Contract Anniversary that occurred at least five years ago. This type of guarantee is sometimes referred to as a "high water mark." For example, assuming no withdrawals, on your 12th Contract Anniversary, the GAV Benefit guarantees that your Contract Value will be at least the highest GAV established on the Issue Date, or on any Contract Anniversary, up to and including, the seventh Contract Anniversary, that is, the "high water mark" from that period. HOWEVER, THE GAV BENEFIT DOES NOT PROVIDE ANY PROTECTION UNTIL THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION THE GAV DOES NOT LOCK IN ANY GAINS UNTIL FIVE YEARS AFTER THEY OCCUR, AND THE GAV DOES NOT AUTOMATICALLY LOCK IN ANY GAINS THAT OCCUR BETWEEN ANNIVERSARIES.

As noted above, if on a Contract Anniversary, your Contract Value is less than the GAV established five years ago, we will pay into your Contract an amount equal to that difference. We will allocate this amount to your Investment Options in proportion to the amount of Separate Account Value in each of the Investment Options on the date of allocation. We


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009 refer to the application of this payment as a "True Up." Because the True Ups increase your Contract Value, they will also increase the total dollar amount (but not the percentage) of the M&E charge you pay.

AN ADDITIONAL PURCHASE PAYMENT WILL IMMEDIATELY INCREASE YOUR CONTRACT VALUE, BUT DOES NOT BECOME PART OF THE VALUE GUARANTEED BY THE GAV BENEFIT UNTIL IT IS AT LEAST FIVE YEARS OLD. THEREFORE, A LARGE ADDITIONAL PURCHASE PAYMENT MAY DIMINISH THE ADVANTAGE OF THE GAV BENEFIT BY DECREASING THE LIKELIHOOD THAT YOU WOULD RECEIVE A TRUE UP TO YOUR CONTRACT. For example, if on the fifth Contract Anniversary your Contract Value is less than the GAV from five years ago, then we True Up your Contract Value to equal that GAV. If, however, you made a large additional Purchase Payment in the fourth Contract Year that increases your Contract Value on the fifth Contract Anniversary so that it is greater than the GAV from five years ago, then we would not make a True Up to your Contract. This example assumes you take no partial withdrawals. Any withdrawals you take may reduce the GAV by an amount greater than the withdrawal itself. IF THE CONTRACT VALUE AT THE TIME OF WITHDRAWAL IS GREATER THAN THE GAV, THE GAV WILL BE REDUCED BY THE DOLLAR AMOUNT OF THE WITHDRAWAL. IF THE CONTRACT VALUE AT THE TIME OF WITHDRAWAL IS LESS THAN THE GAV, THE GAV WILL BE REDUCED BY MORE THAN THE WITHDRAWAL AMOUNT.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE. (For more information see section 2, The Annuity Phase.) Upon such a Full Annuitization the FPAs will no longer be available to you and you will no longer receive any True Ups under the Living Guarantees.

CALCULATING THE GAV
The initial GAV is equal to all Purchase Payments received during the first 90 days of your Contract, less any GAV adjusted partial withdrawals taken during this period. Adjusted partial withdrawals include withdrawals and any amounts applied to Partial Annuitizations. Additional Purchase Payments will increase the GAV on a dollar for dollar basis, but partial withdrawals and Partial Annuitizations will decrease the GAV proportionately. We also recalculate the GAV on every Contract Anniversary as follows.

On the first Contract Anniversary, the GAV is equal to the greater of A or B, where:
  A   =The initial GAV, plus any additional Purchase Payments received during the remainder of the first Contract Year and minus any GAV adjusted partial withdrawals taken during the remainder of the first Contract Year.
  B   =Your Contract Value on the first Contract Anniversary.
On the second and any subsequent Contract Anniversaries, the GAV is equal to the greater of C or D, where:
  C   =The GAV from the previous Contract Anniversary plus any additional
       Purchase Payments received in the previous Contract Year and minus any GAV adjusted partial withdrawals taken in the previous Contract Year.
  D   =Your Contract Value on that Contract Anniversary.
For each withdrawal or traditional Partial Annuitization taken before the second Contract Anniversary, a GAV adjusted partial withdrawal is equal to: A X B

For each withdrawal or traditional Partial Annuitization taken on or after the second Contract Anniversary, a GAV adjusted partial withdrawal is equal to: C + (D X B)

                                                                                GMIBPA X GAV1
                                                                                    GMIB

  (A) =The amount of Contract Value (before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
  (B) =The greater of one, or the ratio of (e) divided by (f) where:
       (e)=The GAV on the day of (but before) the traditional Partial Annuitization or partial withdrawal.
       (f)=The Contract Value on the day of (but before) the traditional Partial Annuitization or partial withdrawal, adjusted for any applicable MVA.
  (C) =The amount of the partial withdrawal (before any MVA) that, together with any other previous partial withdrawals (before any MVA) taken during the Contract Year, does not exceed 12% of total Purchase Payments received (the partial withdrawal privilege). However, if you take a traditional Partial Annuitization, the entire amount of any Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in part (d) of this formula.
  (D) =The remaining amount of the partial withdrawal, including any applicable withdrawal charge, but before any MVA.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

  GMIBPA = The amount of any GMIB value applied to a GMIB Partial Annuitization. GMIB = The GMIB value on the day of (but before) the GMIB Partial
         Annuitization.
  GAV1   = The GAV on the day of (but before) the GMIB Partial Annuitization.

GAV EXAMPLE
o You purchased a February 2007 Contract and selected the Living
  Guarantees. You made only one initial Purchase Payment of $100,000. You make no additional Purchase Payments. Therefore, the calculations of the GAV that follows will not include reference to additional Purchase Payments.
o You take no partial withdrawals or Partial Annuitizations. Therefore, the calculations of the GAV that follows will only take into account the previous GAV and the current Contract Value on the Contract Anniversary. For information on how these calculation would be effected by a partial withdrawal, please see Appendix D.
o The Contract Value on the first Contract Anniversary is $120,000; on the second Contract Anniversary it is $115,000; on the third Contract Anniversary it is $119,000; and on the fourth Contract Anniversary it is $121,000.

  The initial GAV...........................................................
     $100,000

  The GAV on the first Contract Anniversary equals the greater of:  (A)
     the initial GAV, which is the initial Purchase Payment of $100,000; or (B) the Contract Value on the first Contract Anniversary, which is $120,000 $120,000

  The GAV on the second Contract Anniversary equals the greater of:  (C)
     the GAV from the first Contract Anniversary ($120,000); or (D) the Contract Value on the second Contract Anniversary, which is $115,000 $120,000

  The GAV on the third Contract Anniversary equals the greater of:  (C)
     the GAV from the second Contract Anniversary ($120,000); or (D) the Contract Value on the third Contract Anniversary, which is $119,000 $120,000

  The GAV on the fourth Contract Anniversary equals the greater of:  (C)
     the GAV from the third Contract Anniversary ($120,000); or (D) the Contract Value on the third Contract Anniversary, which is $121,000 $121,000

APPLYING THE GAV BENEFIT
o On the fifth Contract Anniversary the Contract Value is $105,000. The initial GAV established five years ago is $100,000. The fifth anniversary Contract Value is greater than the initial GAV, so there is no True Up on the fifth Contract Anniversary.
o On the sixth Contract Anniversary the Contract Value is $108,000. The
  GAV established five years ago on the first Contract Anniversary is $120,000. The sixth anniversary Contract Value is less than the GAV from the first Contract Anniversary, so we will True Up the Contract Value to equal this amount by applying $12,000 to the Investment Options on the sixth Contract Anniversary.
o On the seventh Contract Anniversary the Contract Value is $122,000. The
  GAV from five years ago (the second Contract Anniversary) is $120,000. The seventh anniversary Contract Value is greater than the GAV established five years ago on the second Contract Anniversary so there is no True Up on the seventh Contract Anniversary.

Application of the GAV Benefit in tabular form:

            CONTRACT VALUE   GAV     CONTRACT VALUE GUARANTEED UNDER THE GAV BENEFIT (DOES   AMOUNT OF GAV TRUE UP (DOES  CONTRACT
                                         NOT APPLY UNTIL THE 5TH CONTRACT ANNIVERSARY)         NOT APPLY UNTIL THE 5TH      VALUE
                                                                                                CONTRACT ANNIVERSARY)     AFTER ANY
                                                                                                                          GAV TRUE
                                                                                                                             UP
Issue          $100,000    $100,000                            -                                          -               $100,000
1st            $120,000    $120,000                            -                                          -               $120,000
Contract
Anniversary
2nd            $115,000    $120,000                            -                                          -               $115,000
Contract
Anniversary
3rd            $119,000    $120,000                            -                                          -               $119,000
Contract
Anniversary
4th            $121,000    $121,000                            -                                          -               $121,000
Contract
Anniversary
5th            $105,000    $121,000                        $100,000                                     None              $105,000
Contract
Anniversary
6th            $108,000    $121,000                        $120,000                                    $12,000            $120,000
Contract
Anniversary
7th            $122,000    $122,000                        $120,000                                     None              $122,000
Contract
Anniversary


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

GAV TRANSFERS
There is no additional charge for the GAV Benefit. However, to make this guarantee available, we monitor your Contract daily as it relates to the GAV and periodically transfer amounts between your selected Investment Options and the FPAs (GAV Transfers). You will still have complete discretion over the selection of and allocation to the Investment Options for any portion of your Contract Value that is not required to be in the FPAs. Selecting Investment Options that have a higher volatility is likely to result in changes to Contract Value that, if negative, will, in turn increase the amount and/or frequency of GAV Transfers to the FPAs.

We will transfer amounts between the Investment Options and the FPAs according to a mathematical model. This mathematical model will not change during the life of your Contract. We will transfer amounts to the FPAs proportionately from all of your selected Investment Options. GAV Transfers from the FPAs to the Investment Options will be allocated according to your most recent allocation instructions. During the first two Contract Years, the Fixed Account Value immediately after any GAV Transfer to the FPAs is limited to 50% of total Purchase Payments received, but we may transfer more than 50% of your total Purchase Payments to the FPAs beginning on the second Contract Anniversary. GAV Transfers are not subject to any transfer fee and do not count against any free transfers we allow.

The mathematical model we use to determine GAV Transfers includes a number of interrelated factors. The following table sets forth the most influential of these factors and indicates how each one by itself could trigger a GAV Transfer.

        CHANGE IN ONE FACTOR, ASSUMING ALL OTHER FACTORS REMAIN CONSTANT
FACTOR                                              DIRECTION OF THE GAV TRANSFER
Contract Value increases                            To the Investment Options
GAV increases                                       To the FPAS
Credited interest rate on the FPAs increases        To the Investment Options
Time until application of the GAV Benefit decreases To the FPAS

The amount of the GAV Transfer will vary depending on the magnitude and direction of the change in these factors and their impact on your Contract Value. Most importantly, GAV Transfers out of the Investment Options into the FPAs occur as the Contract Value falls relative to the GAV. GAV Transfers to the FPAs generally first occur when the Contract Value drops below the most recently established GAV by an amount that typically ranges between 1% to 4%. If the Contract Value continues to fall, more GAV Transfers to the FPAs will occur. THE AMOUNT OF THE FIRST GAV TRANSFER TO THE FPAS WILL TYPICALLY BE SIGNIFICANT, and will involve a transfer to the FPAs of an amount that ranges between 39% and 44% of your Contract Value. Subsequent transfer amounts to the FPAs typically range between 6% and 10% of your Contract Value. Concentrating Contract Value in Investment Options with higher volatility is likely to result in greater changes in Contract Value relative to the GAV. If those changes are negative, they will, in turn, result in higher amounts of and/or more frequent GAV Transfers to the FPAs. In addition, as the time remaining until application of the GAV True Up shortens, the frequency and amount of GAV Transfers to the FPAs will increase, particularly in poorly performing markets.

Transactions you make may also affect the number of GAV Transfers including:
o additional Purchase Payments,
o partial withdrawals, and
o Partial Annuitizations.

Additional Purchase Payments, withdrawals and Partial Annuitizations will change the Contract Value relative to the GAV, and may result in additional GAV Transfers.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

When a GAV Transfer occurs, we allocate the transferred Contract Value to the available FPA. In general, the Contract Value allocated to the FPA will remain in the FPA until the performance of your Investment Options recovers sufficiently to support the guarantees provided by the GAV Benefit. It can be expected that, in some instances, Contract Value will transfer out of the FPAs more slowly than it was transferred in, particularly as the time until the application of the GAV True Up shortens. As this time shortens:
o GAV Transfers to the FPAs become more likely, and
o Contract Value relative to the GAV must increase in order for GAV
  Transfers from the FPAs to occur.

After the second Contract Anniversary, it is possible that substantially all of your Contract Value (for example, more than 95%) will be in the FPAs, especially approaching a Contract Anniversary when we may need to True Up your Contract Value to equal the GAV. This can be true even if your Contract Value exceeds the GAV.

THE DAILY REBALANCING FORMULA UNDER THE MATHEMATICAL MODEL: As noted above, to limit our exposure under the GAV Benefit, we transfer Contract Value from the Investment Options to the FPAs, to the extent called for by a mathematical model that will not change during the life of your Contract. We do this in order to minimize the need to provide a True Up (for example, we will pay into your Contract an amount by which the Contract Value falls short of the GAV as of the Contract Anniversary date when that GAV becomes available), or to reduce the amount of any True Up that is required. (Generally, amounts allocated to the Investment Options have a greater potential for gain or loss than amounts allocated to the FPAs.) We will determine a GAV for each Contract Anniversary and we may need to provide a True Up to any GAV five or more Contract Years after it was established. When a True Up becomes more likely, including when your Contract Value is less than any GAV, the mathematical model will tend to allocate more Contract Value to the FPAs. If, on the other hand, the Contract Value is much higher than each of these GAVs, then a True Up may not be necessary, and therefore, the mathematical model will tend to allocate more Contract Value to the Investment Options.

Each Business Day the mathematical model computes a "target allocation," which is the portion of the Contract Value that is to be allocated to the Investment Options.

The target allocation depends on several factors - the Owner's current Contract Value as compared to the Owner's GAV, the time until the GAV becomes available, and the rate credited to the FPAs. However, as time passes, these factors change. Therefore, the target allocation changes from one Business Day to the next.

The mathematical model could theoretically call for a daily reallocation of Contract Value so that the Owner's actual allocation between the Investment Options and FPAs always equals that Owner's target allocation. However, to avoid the constant reallocations that this approach would require, the model calls for a rebalancing only when the target allocation differs sufficiently from a "baseline allocation," which is the target allocation determined at issue or upon the most recent GAV Transfer.

In other words, at issue, the target and baseline allocations are the same; on each Business Day going forward the target allocation will change with the Contract's changing characteristics, while the baseline allocation will not change until the first GAV Transfer. When the target allocation to the Investment Options differs from the baseline allocation to the Investment Options by more than a specified margin, a GAV Transfer takes place that makes the Owner's actual allocation equal to the target allocation, and the mathematical model establishes a new baseline allocation to the Investment Options equal to the target allocation at the time of the transfer for use in future comparisons.

In practice, we find that for a newly-issued Contract, no GAV Transfer to the FPAs will occur until the target allocation to the Investment Options has fallen to about 60% of Contract Value. Therefore, the initial GAV Transfer will transfer enough Contract Value so that approximately 40% of the Contract Value will be in the FPAs after the GAV Transfer.

Once the first GAV Transfer has occurred, if the target allocation to the Investment Options rises above the baseline allocation by more than the specified margin, a GAV Transfer will transfer Contract Value from the FPAs to the Investment Options. If the target allocation to the Investment Options falls below the baseline allocation by more than the specified margin, the GAV Transfer will transfer Contract Value from the Investment Options to the FPAs. As with the initial GAV Transfer, a subsequent GAV Transfer results in the establishment of a new baseline allocation equal to the target allocation at the time of the transfer for use in future comparisons. In practice, we find that GAV Transfers after the first typically range between 6% and 10% of the Contract Value.

The specified margin is set on the Issue Date and cannot be changed for the life of a Contract.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

See the SAI for more detail regarding the workings of the mathematical model, including the formula used to compute the target allocation on a daily basis.

WE WILL TRANSFER CONTRACT VALUE FROM THE INVESTMENT OPTIONS TO THE FPAS, AND FROM THE FPAS TO THE INVESTMENT OPTIONS, ACCORDING TO THE MATHEMATICAL MODEL IN ORDER TO SUPPORT THE LIVING GUARANTEES. YOU SHOULD VIEW THE GAV BENEFIT AS A WAY TO PERMIT YOU TO INVEST IN THE INVESTMENT OPTIONS TO THE EXTENT PERMITTED BY THE MATHEMATICAL MODEL, WHILE STILL HAVING YOUR PRINCIPAL AND SOME OF YOUR INVESTMENT GAINS PROTECTED TO THE EXTENT PROVIDED BY THE GAV BENEFIT. YOU SHOULD NOT VIEW THE GAV BENEFIT AS A "MARKET TIMING" OR OTHER TYPE OF INVESTMENT PROGRAM DESIGNED TO ENHANCE YOUR EARNINGS UNDER THE CONTRACT. IF WE MAKE TRANSFERS FROM YOUR CHOSEN INVESTMENT OPTIONS TO THE FPAS DURING A MARKET DOWNTURN, LESS (OR POTENTIALLY NONE) OF YOUR CONTRACT VALUE WILL BE AVAILABLE TO PARTICIPATE IN ANY UPSIDE POTENTIAL OF THE INVESTMENT OPTIONS IF THERE IS A SUBSEQUENT RECOVERY. THIS MEANS THAT IF MOST OR ALL OF YOUR CONTRACT VALUE IS ALLOCATED TO THE FPAS, A SUBSEQUENT MARKET RECOVERY WILL BENEFIT ONLY THAT PORTION, IF ANY, OF YOUR CONTRACT VALUE WHICH REMAINS IN THE INVESTMENT OPTIONS. IF A RECOVERY IS SUSTAINED ENOUGH TO RESULT IN AMOUNTS BEING TRANSFERRED BACK FROM THE FPAS INTO YOUR SELECTED INVESTMENT OPTIONS, PROGRESSIVELY MORE OF YOUR CONTRACT VALUE MAY BE ABLE TO PARTICIPATE IN THE RECOVERY, BUT THE CONTRACT VALUE AS A WHOLE WILL ALWAYS RECOVER MORE SLOWLY THAN HAD IT BEEN MORE FULLY ALLOCATED TO THE INVESTMENT OPTIONS. THIS MAY POTENTIALLY PROVIDE LESS CONTRACT VALUE TO YOU THAN IF YOUR CONTRACT DID NOT INCLUDE THE LIVING GUARANTEES.

THE GAV FIXED ACCOUNT MINIMUM
The GAV Fixed Account Minimum is the amount we require to be kept in the FPAs to maintain the guarantee protection provided by the GAV Benefit. You can transfer amounts into or out of the FPAs subject to the GAV Fixed Account Minimum. You can only make a transfer from the FPAs that would reduce the amount in the FPAs below this minimum by resetting the GAV Benefit. If you allocate or transfer amounts to the FPAs, the amounts we need to transfer to the FPAs in order to maintain the guarantee provided by the GAV Benefit will be less. If you transfer amounts out of the FPAs (subject to the GAV Fixed Account Minimum), the amounts we need to transfer to the FPAs in order to maintain the guarantee provided by the GAV Benefit will be greater.

RESETTING THE GAV BENEFIT
FOR CONTRACTS ISSUED IN ALABAMA, OREGON, PENNSYLVANIA, UTAH AND WASHINGTON: The reset feature is not available.

You may reset the operation of the GAV Benefit at any time, as long as the reset date is at least 90 days from any earlier reset date and the reset provision is available in your state. Upon a reset, we will transfer 100% of your Contract Value to the Investment Choices on the reset date according to your most recent allocation instructions unless you instruct us otherwise. If you reset the operation of the GAV Benefit, the first Contract Anniversary on which your Contract Value will be guaranteed under the GAV Benefit will be the Contract Anniversary occurring five years after the Contract Anniversary that occurs on or after the reset date. This means that we will not make a True Up to the Contract any time between the reset date and the sixth Contract Anniversary after the reset date (or the fifth Contract Anniversary if you reset on a Contract Anniversary). The GAV on the reset date is the greater of:
o the last GAV calculated before the reset date, plus any additional
  Purchase Payments received on or after the last GAV calculation, and minus any GAV adjusted partial withdrawals taken on or after that calculation, or
o your Contract Value.

If your Contract Value on the reset date is less than the GAV at that time, the GAV Transfers to the FPAs will occur more rapidly and at a larger amount than those for a new Contract with a Purchase Payment equal to the Contract Value on the reset date. This occurs because the guarantee available to you on the reset date is larger than the guarantees available for a new Contract.

On the Contract Anniversary that occurs on or after the reset date, the new GAV is equal to the greater of:
o the GAV established on the reset date, plus any additional Purchase
  Payments received on or after the reset date, and minus any GAV adjusted partial withdrawals taken on or after the reset date; or
o your Contract Value.

On each subsequent Contract Anniversary, the new GAV is calculated as previously described (see the "Calculating the GAV" discussion that appears earlier in this section).


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

OTHER INFORMATION ON THE GAV BENEFIT
Once we pay a GAV True Up to your Contract Value as a result of the GAV Benefit, the True Ups become part of your Contract Value and are available for immediate withdrawal. Also, any GAV True Ups will be allocated proportionately to the Investment Options you chose, and will immediately begin to participate in the investment performance of those Investment Options. For tax purposes, your True Up will be treated as earnings under the Contract. However, if your Contract Value at the time of a True Up is less than your net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) then we may treat some or all of the True Up as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. This is no different than when the Contract Value is less than your net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal. We assess withdrawal charges against Purchase Payments withdrawn in the manner described in section 7, Expenses - Withdrawal Charge.

The GAV Benefit will terminate upon the earliest of the following.
o The Income Date that you take a Full Annuitization, INCLUDING A REQUIRED
  FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 2, The Annuity Phase.
o Contract termination.

7. EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.


MORTALITY AND EXPENSE RISK (M&E) CHARGES
Each Business Day, during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges. We do this as part of our calculation of the value of the Accumulation and Annuity Units. The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option, and we use that net asset value to calculate the Accumulation Unit value during the Accumulation Phase and the Annuity Unit value during the Annuity Phase. WE ASSESS AN M&E CHARGE DURING THE ANNUITY PHASE ON ANY CONTRACT VALUE YOU APPLY TO VARIABLE ANNUITY PAYMENTS; THERE IS NO M&E CHARGE DURING THE ANNUITY PHASE ON ANY CONTRACT VALUE YOU APPLY TO FIXED ANNUITY PAYMENTS. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. During the Accumulation Phase, the M&E charges are as follows:

                                                                   M&E CHARGES
             FEBRUARY 2007 CONTRACT AND ORIGINAL CONTRACT ISSUED ON OR AFTER  ORIGINAL CONTRACT ISSUED BEFORE JUNE 22, 2007 AND MAY
                                      JUNE 22, 2007                                               2005 CONTRACT
Traditional                               1.25%                                                       1.40%
GMDB
Enhanced                                  1.45%                                                       1.60%
GMDB


During the Annuity Phase, if you request variable Traditional Annuity Payments, the M&E charge is equal, on an annual basis, to 1.25% for a February 2007 Contract and an Original Contract issued on or after June 22, 2007, and 1.40% for a May 2005 Contract. Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request a variable traditional Partial Annuitization.

These charges compensate us for all the insurance benefits provided by your Contract, for example:
o our contractual obligation to make Annuity Payments,
o the death benefits, income benefits, withdrawal benefits and Living Guarantees under the Contract,
o certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

CONTRACT MAINTENANCE CHARGE
We deduct $40 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Options as set out in your Contract. If there is an insufficient amount in the Investment Options, the charge is deducted first from the Investment Options, and any remaining amount is deducted from the FPAs. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.

During the Accumulation Phase, we will not deduct this charge if the Contract Value is at least $75,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $75,000, we will not assess the contract maintenance charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $75,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account Investment Choices, during the Annuity Phase, or both.

WITHDRAWAL CHARGE
You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within seven complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay transfer fees or the contract maintenance charge, Annuity Payments (including GMIB Payments), death benefits, withdrawals taken under the waiver of withdrawal charge benefits, or amounts paid as part of a required minimum distribution payment under our minimum distribution program. (For more information, see section 9, Access to Your Money - Waiver of Withdrawal Charge Benefits and The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.)

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), and less any withdrawal charges. WE DO NOT REDUCE THE WITHDRAWAL CHARGE BASIS FOR ANY PENALTY-FREE WITHDRAWALS OR THE DEDUCTION OF TRANSFER FEES OR THE CONTRACT MAINTENANCE CHARGE. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. Penalty-free withdrawals include the following amounts: withdrawals under the GWB, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT ON A FULL WITHDRAWAL, IF THE CONTRACT VALUE HAS DECLINED DUE TO POOR PERFORMANCE OF YOUR SELECTED INVESTMENT OPTIONS, THE WITHDRAWAL CHARGE MAY BE GREATER THAN THE AMOUNT AVAILABLE FOR WITHDRAWAL. BECAUSE WE ASSESS THE WITHDRAWAL CHARGE AGAINST THE WITHDRAWAL CHARGE BASIS, IN SOME INSTANCES, THE CONTRACT VALUE MAY BE POSITIVE, BUT YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see the examples in Appendix G.


NOTE REGARDING PARTIAL ANNUITIZATIONS: Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value or GMIB value you annuitize. This reduction also applies to the Withdrawal Charge Basis.


For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1.First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2.Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. However, the partial withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 9, Access to Your Money - Partial Withdrawal Privilege.


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                                       43

3.Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4.Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings. We consider any True Ups we make to your Contract Value under the GAV Benefit to be earnings. However, if the Contract Value at the time of a True Up is less than your net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) some or all of the True Up may, in effect, be treated as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. For more information see section 6, Guaranteed Account Value (GAV) Benefit - Other Information on the GAV Benefit.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT CHARGE
                                0                                   8%
                                1                                  8%*
                                2                                   7%
                                3                                   6%
                                4                                   5%
                                5                                   4%
                                6                                   3%
                         7 years or more                            0%

* 7.5% in Alabama, Oregon, Pennsylvania, Utah and Washington.

After we have had a Purchase Payment for seven complete years, there is no charge when you withdraw that Purchase Payment. However, withdrawals from the FPAs may be subject to an MVA.

We calculate the charge at the time of each withdrawal. For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct from your Contract will be the amount you request, plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge from the Contract Value and we deduct it proportionately from the Investment Options. However, if there is not enough Contract Value in the Investment Options, we will deduct the remaining amount of the charge proportionately from any other available Investment Choices. Partial withdrawals from a general account Investment Choice may involve an MVA, which may increase or decrease your Contract Value and/or the proceeds you receive.


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                                       44

EXAMPLE: You purchased a February 2007 Contract with the Living Guarantees. You made an initial Purchase Payment of $30,000 and made another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. There is no MVA at the time of the withdrawal. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)PURCHASE PAYMENTS THAT ARE BEYOND THE WITHDRAWAL CHARGE PERIOD. All payments are still within the withdrawal charge period so this does not apply.
2)AMOUNTS AVAILABLE UNDER THE PARTIAL WITHDRAWAL PRIVILEGE. You have not taken any other withdrawals this year so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.
3)PURCHASE PAYMENTS ON A FIFO BASIS. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 7% withdrawal charge, and you will receive $27,900. We determine this amount as follows:

  (AMOUNT WITHDRAWN) X (1 - WITHDRAWAL CHARGE) = THE AMOUNT YOU RECEIVE, OR:
$30,000 x 0.930 = $27,900.

  Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $39,900 ($12,000 under the partial withdrawal privilege and $27,900 from the first Purchase Payment), so we would need to deduct $12,100 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to an 8% withdrawal charge. We calculate the total amount withdrawn and the withdrawal charge you pay on this amount as follows:

  (THE AMOUNT YOU RECEIVE) {divide} (1 - WITHDRAWAL CHARGE) = AMOUNT WITHDRAWN,
  OR:
$12,100 {divide} 0.920 = $13,152


4)CONTRACT EARNINGS. As we have already withdrawn your requested amount, this does not apply.

In total we withdrew $55,152 from your Contract, of which you received $52,000 and paid total withdrawal charges of $3,152.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may have reduced or eliminated the amount of the withdrawal charge when the Contract was sold under circumstances that reduced its sales expenses. For example, if a large group of individuals purchased the Contract, or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge for a Contract sold by a registered representative appointed with Allianz Life to any members of his or her immediate family, and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.


TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. The deduction of the transfer fee will decrease your Contract Value on a dollar for dollar basis, but it will not decrease your free withdrawal privilege, the Withdrawal Charge Basis, or any of the guaranteed values available under the optional benefits. Transfers from a FPA may be subject to an MVA, which may increase or decrease the value of your Contract and/or the amount transferred. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is a GAV Transfer or is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.



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                  April 27, 2009, as revised October 26, 2009



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PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. Your Contract indicates that we will deduct these charges from your Contract Value. However, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay, although we reserve the right to make such a deduction in the future. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

8. TAXES
NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 2, The Annuity Phase - Partial Annuitization. For more information on the "Taxation of GMIB Payments," see Section 2, The Annuity Phase.

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchased the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan.


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                                       46

We may have issued the following types of Qualified Contracts.
o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities
  (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA.
o Simplified Employee Pension (SEP) IRA. Employers may establish
  Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.
o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement.
o Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we made this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we made this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must have made representations to us that the plan was qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 12


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
                                       47

months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations) or as Traditional Annuity Payments or GMIB Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Amounts received as a result of a Partial Annuitization are treated as partial withdrawals. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)paid on or after you reach age 59 1/2;
2)paid after you die;
3)paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)paid as annuity payments under an immediate annuity; or
6)that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.


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                  April 27, 2009, as revised October 26, 2009

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1)distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2)distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)distributions made on account of an IRS levy upon the Qualified Contract;
6)distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7)distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

NOTE: The Worker, Retiree, and Employer Recovery Act of 2008 does not require minimum distributions for 2009 from a qualified retirement plan or IRA for a participant or beneficiary. This relief applies to funds held in deferred annuity contracts, but the relief does not apply to contracts that have been annuitized.


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
                                       49

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.

9. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o by taking a withdrawal (including GWB withdrawals);
o by receiving Annuity Payments; or
o when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

When you take a full withdrawal, we will process the withdrawal on the Business Day we receive the request in Good Order at our Service Center:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,
o adjusted for any applicable MVA,
o less any applicable withdrawal charge, and
o less any contract maintenance charge.

See the Fee Tables and section 7, Expenses for a discussion of the charges.

There is no minimum associated with requesting a partial withdrawal and there is no minimum amount of Contract Value that we require to remain in the Contract after requesting a partial withdrawal for as long as you hold the Contract. In the future, if we require a minimum amount of Contract Value to remain in the Contract, we reserve the right to treat a request for a partial withdrawal that would reduce the Contract Value below this minimum as a request for a full withdrawal of the Contract. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Options. If the amount in the Investment Options is less than the partial withdrawal, then the remaining amount will come proportionately from any other available Investment Choices. Partial withdrawals from a general account Investment Choice may involve an MVA, which may increase or decrease your Contract Value and/or the proceeds you receive.


We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in Good Order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).

Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals and amounts withdrawn to pay transfer fees or the contract maintenance charge do not reduce the Withdrawal Charge Basis, but any other withdrawals of Purchase Payments will reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts: withdrawals under the GWB, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS OR YOU HAVE HAD LOSSES IN YOUR INVESTMENT OPTIONS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. IN SOME INSTANCES, YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see section 7, Expenses - Withdrawal Charge and the examples in Appendix G.


ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE.


PARTIAL WITHDRAWAL PRIVILEGE
The partial withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less previous withdrawals taken under the partial withdrawal privilege, GWB, or as a required minimum distribution (RMD) payment in the same Contract Year, and before any MVA. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege, but an MVA may apply to amounts withdrawn from a FPA. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO PARTIAL WITHDRAWAL PRIVILEGE DURING THE ANNUITY PHASE.


If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they will not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis unless the excess amount is part of a penalty-free withdrawal. If you take a full withdrawal, we will assess the withdrawal charge with no reduction for the partial withdrawal privilege. Amounts withdrawn under the partial withdrawal privilege do not reduce the Withdrawal Charge Basis.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

WAIVER OF WITHDRAWAL CHARGE BENEFITS
Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes:
o confined to a nursing home for a period of at least 90 consecutive days;
  or
o terminally ill, which is defined as life expectancy of 12 months or less
  (we will require a full withdrawal of the Contract in this instance).

The waiver will not apply if any of the above conditions existed on the Issue Date. If the Contract is owned by a non-individual, we will base this benefit on the Annuitant.

We require proof of these conditions in a form satisfactory to us, including certification by a licensed physician before we will waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.

THESE BENEFITS VARY FROM STATE TO STATE AND MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR DETAILS ON THE WAIVERS AVAILABLE IN YOUR STATE.

GUARANTEED WITHDRAWAL BENEFIT (GWB)
Contracts with Living Guarantees will include the GWB. The Living Guarantees were available at Contract issue. THE LIVING GUARANTEES CANNOT BE ADDED TO AN EXISTING CONTRACT AFTER IT IS ISSUED OR REMOVED FROM YOUR CONTRACT. There is no additional charge for the GWB. However, we monitor your Contract Value daily and systematically transfer amounts between your selected Investment Options and the FPAs to support the Living Guarantees. This benefit provides a guaranteed income through partial withdrawals, regardless of your Contract Value, beginning on the second Contract Anniversary. THE GWB IS NOT AVAILABLE BEFORE THE SECOND CONTRACT ANNIVERSARY.

The GWB value is equal to total Purchase Payments less GWB adjusted partial withdrawals. The maximum amount available for GWB withdrawals each Contract Year is the lesser of:
o 12% of your total Purchase Payments before any MVA (the partial withdrawal privilege amount), or
o the remaining GWB value.

We will not deduct a withdrawal charge from amounts withdrawn under the GWB, but an MVA may apply to amounts withdrawn from a FPA. Amounts withdrawn under the GWB will not reduce the Withdrawal Charge Basis, but withdrawals in excess of the maximum amount available annually under the GWB will be subject to a withdrawal charge and will reduce the Withdrawal Charge Basis. Amounts withdrawn under the GWB will count against the partial withdrawal privilege. Any unused GWB withdrawal amount in one Contract Year does not carry over to the next Contract Year. GWB withdrawals will be treated as withdrawals for tax purposes and if any Owner is younger than age 59 1/2, the GWB withdrawal may also be subject to a 10% federal penalty tax.

WITHDRAWALS AND PARTIAL ANNUITIZATIONS YOU TAKE IN EXCESS OF THE MAXIMUM ALLOWABLE GWB WITHDRAWAL IN A CONTRACT YEAR MAY REDUCE THE GWB VALUE BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED. If the Contract Value at the time of withdrawal or annuitization is less than the remaining GWB value, the GWB value may be reduced by more than the amount withdrawn or annuitized.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

For each withdrawal* or traditional Partial Annuitization taken before the second Contract Anniversary, a GWB adjusted partial withdrawal is equal to: PW X GWBV

For each withdrawal* or traditional Partial Annuitization taken on or after the second Contract Anniversary, a GWB adjusted partial withdrawal is equal to: GWBA + (RPWA X GWBV)


* Includes any amounts paid as part of a required minimum distribution.

                                                                                   GMIBPA  X GWB1
                                                                                        GMIB

  PW    =  The amount of Contract Value (before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
  GWBA = The amount of the partial withdrawal* (before any MVA) that, together with any previous partial withdrawals* taken during the Contract Year, does not exceed the maximum allowable GWB withdrawal for the Contract Year. However, if you take any traditional Partial Annuitization the entire amount of any Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in the RPWA portion of this formula.

  *  Includes GWB withdrawals.

  RPWA  =  The remaining amount of the partial withdrawal including any applicable withdrawal charge, but before any MVA.
  GWBV  =  The greater of one, or the ratio of (a) divided by (b) where:
           (a)=The remaining GWB value on the day of (but before) the traditional Partial Annuitization or partial withdrawal.
           (b)=The Contract Value on the day of (but before) the traditional Partial Annuitization or partial withdrawal adjusted for any applicable MVA.
  GMIBPA= The amount of the GMIB value applied to a GMIB Partial Annuitization. GMIB = The GMIB value on the day of (but before) the GMIB Partial
           Annuitization.
  GWB1  =  The remaining GWB value on the day of (but before) the GMIB Partial
           Annuitization.
You can continue to take GWB withdrawals until you have withdrawn all of the GWB value. This means that under the GWB, if you have no remaining Contract Value, your Contract will continue until you have withdrawn all the Purchase Payments less GWB adjusted partial withdrawals.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE. (For more information see section 2, The Annuity Phase.) Upon such a Full Annuitization the Guaranteed Withdrawal Benefit will no longer be available to you.

The GWB will terminate upon the earliest of the following.
o Contract termination.
o The Income Date that you take a Full Annuitization, INCLUDING A REQUIRED
  FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 2, The Annuity Phase.
o The GWB value is zero.
o The death of the Owner (unless the spouse continues the Contract as the new Owner).

GWB ADJUSTED PARTIAL WITHDRAWAL EXAMPLE
o You purchased a February 2007 Contract and selected the Living
  Guarantees. You made only one initial Purchase Payment of $100,000.
o The GWB value at issue is equal to the total Purchase Payments less GWB adjusted partial withdrawals, which is $100,000.
o The maximum amount you can withdraw under the GWB after the second
  Contract Anniversary is 12% of the total Purchase Payments before any MVA, which is 0.12 x $100,000 = $12,000.
o During the third Contract Year you take a partial withdraw of $13,000 (including any withdrawal charge) when the Contract Value on the day (but before) the withdrawal is $95,000. There is no MVA on the partial withdrawal. We calculate the GWB adjusted partial withdrawal as: GWBA + (RPWA x
     GWBV), where:


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

     GWBA  = The amount of the partial withdrawal that does not exceed
           th...........................................e maximum allowable
GWB withdrawal for the Contract Year ................................$12,000
     RPWA  =The remaining amount of the partial withdrawal (including any
           w............................................ithdrawal charge) =
$13,000 - $12,000 = ...............................................+ ($1,000
     GWBV  =The greater of one, or the ratio of (a) divided by (b),
           w.................................................here:
(a) The remaining GWB value on the day of (but before) the partial withdrawal ....................................$100,000
(b) The Contract Value on the day of (but before) the partial withdrawal
           / $95,000..............................................
       1.052632
           GWBV..................................................x 1.052632)
     GWB adjusted partial withdrawal.................................$13,053

  After this partial withdrawal, the remaining GWB value is $100,000 -
     $13,053 = ......................................................$86,947
o During the fourth Contract Year you take another partial withdrawal of $14,000 (including any withdrawal charge) when the Contract Value on the day (but before) the withdrawal is $92,500. There is no MVA on the partial withdrawal.
  We calculate the GWB adjusted partial withdrawal as:  GWBA + (RPWA x
     GWBV), where:
     GWBA  = The amount of the partial withdrawal that does not exceed
           th...........................................e maximum allowable
GWB withdrawal for the Contract Year ................................$12,000
     RPWA  =The remaining amount of the partial withdrawal (including any
           w............................................ithdrawal charge) =
$14,000 - $12,000 = ...............................................+ ($2,000
     GWBV  =The greater of one, or the ratio of (a) divided by (b),
           w.................................................here:
(a) The remaining GWB value on the day of (but before) the partial withdrawal .....................................$88,947
(b) The Contract Value on the day of (but before) the partial withdrawal
           / $92,500..............................................
       0.961589
           GWBV...................................................x       1)
     GWB adjusted partial withdrawal.................................$14,000

  After this partial withdrawal, the remaining GWB value is $86,947 -
     $14,000 = ......................................................$72,947


SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year. With the exception of penalty-free withdrawals, any withdrawals in a Contract Year (including systematic withdrawals) will be subject to any applicable withdrawal charge. For more information, see section 7, Expenses - Withdrawal Charge and the "Partial Withdrawal Privilege" discussion that appears earlier in this section.


All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME.


THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. Required minimum distribution (RMD) payments from this Contract will not be subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. However, they will count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If your Contract includes Living Guarantees, RMD payments will also count against



 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009 the maximum amount available for GWB withdrawals. If you take any additional withdrawals that are not penalty-free withdrawals while you are receiving RMD payments, these withdrawals will be subject to any applicable withdrawal charge.

If your Contract includes the Living Guarantees, it also includes a GMIB that may have limited usefulness under a Qualified Contract that is subject to a RMD. If your Contract includes the Living Guarantees and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. In addition, RMD payments will reduce your GAV, GWB value, GMDB value, GMIB value, MAV (if applicable) and amounts available under your partial withdrawal privilege.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME.

INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

10.ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.

11.DEATH BENEFIT
At Contract issue, you were asked to select one of two death benefit options. If you did not make a selection, you received the Traditional GMDB. The Enhanced GMDB carries an additional M&E charge, and does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. THE DEATH BENEFIT PROVIDED BY THE ENHANCED GMDB WILL NEVER BE LESS THAN THE DEATH BENEFIT PROVIDED BY THE TRADITIONAL GMDB, BUT THEY MAY BE EQUAL. THE DEATH BENEFIT IS ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT. ONCE YOU SELECT A DEATH BENEFIT, YOU CANNOT CHANGE OR CANCEL IT.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

We will process the death benefit based on the Accumulation Unit values next determined after receipt in Good Order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)
If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Traditional GMDB value, which is the total of all Purchase Payments received, reduced for each GMDB adjusted partial withdrawal taken.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)
If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1, 2 or 3.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Traditional GMDB value, which is the total of all Purchase Payments received, reduced for each GMDB adjusted partial withdrawal taken.
3.The Enhanced GMDB value, which is the Maximum Anniversary Value (MAV). We determine the MAV as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

MAXIMUM ANNIVERSARY VALUE (MAV)

We only calculate the MAV until the date of any Owner's death.

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day, and
o reduced for each GMDB adjusted partial withdrawal taken that day.

On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

GMDB ADJUSTED PARTIAL WITHDRAWAL FORMULA
For each withdrawal or traditional Partial Annuitization taken, a GMDB adjusted partial withdrawal is equal to: (A) X (B)

  (A) =The amount of Contract Value (before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
  (B) =The greater of one, or the ratio of (c) divided by (d) where:
       (c)= The death benefit on the day of (but before) the traditional Partial Annuitization or partial withdrawal.
       (d)= The Contract Value on the day of (but before) the traditional Partial Annuitization or partial withdrawal, adjusted for any applicable MVA.

                                                                                     GMIBPA  X GMDB1
                                                                                          GMIB

  GMIBPA = The amount of the GMIB value applied to a GMIB Partial Annuitization. GMDB1 =The death benefit on the day of (but before) the GMIB Partial
           Annuitization.
  GMIB   = The GMIB value on the day of (but before) the GMIB Partial
           Annuitization.
ANY WITHDRAWALS OR TRADITIONAL PARTIAL ANNUITIZATIONS YOU TAKE IN A CONTRACT YEAR MAY REDUCE THE GMDB VALUE BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED. If the Contract Value at the time of withdrawal or annuitization is less than the death benefit, we will deduct more than the amount withdrawn or annuitized from the GMDB value.

Please see Appendix E for examples of calculations of the death benefit.

TERMINATION OF THE DEATH BENEFIT
THE GMDB THAT APPLIES TO YOUR CONTRACT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 2, The Annuity Phase.
o The Business Day that the GMDB value and Contract Value are both zero.
o Contract termination.

DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS
Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either:
o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and the appropriately completed election form; or
o receive a lump sum payment based on the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and the appropriately completed election form.


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                  April 27, 2009, as revised October 26, 2009

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o We will pay a death benefit to the Beneficiary.[(1)] For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.
o If the GWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option
  6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.


(1)If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.



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                  April 27, 2009, as revised October 26, 2009

                        UPON THE DEATH OF A JOINT OWNER
      (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS)
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint
  Owners were spouses there may also be contingent Beneficiaries.
o We will pay a death benefit to the surviving Joint Owner.[(1)] For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.
o If the GWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.
      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option
  6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.


(1)If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.



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                  April 27, 2009, as revised October 26, 2009

   UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary[(1)] a death benefit, and a new Annuitant cannot be named. If the GWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GWB was in effect, it will continue.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary[(1)] a death benefit. If the GWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was a Joint Owner and there is a surviving
  Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.[(2)] If the GWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.
o For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.


(1)If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.
(2)If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.


    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO
                                   NOT ALLOW
 JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR UNDER A
                              FULL ANNUITIZATION)
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity
  Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 2, The Annuity Phase - Annuity Options.
o No death benefit is payable.
o If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner's rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits will also continue with the possible exception of the GMIB Payments under the GMIB, which can only continue if the surviving spouse is also an Annuitant. For more information, please see the discussion of the termination of the GMIB in section 2, The Annuity Phase - Guaranteed Minimum Income Benefit
(GMIB). If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.

OPTION A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: Payment of the entire death benefit withinfive years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $75,000.

OPTION C: If the Beneficiary is an individual, payment of the death benefit as a Traditional Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Traditional Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value on the Income Date is at least $75,000. GMIB PAYMENTS ARE NOT AVAILABLE UNDER THIS OPTION.

Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

12.OTHER INFORMATION
ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.


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                  April 27, 2009, as revised October 26, 2009

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o marketing services and increased access to registered representatives;
o sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o the cost of client meetings and presentations; and
o other sales expenses incurred by them.


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                  April 27, 2009, as revised October 26, 2009

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o the broker/dealer firm's registered representative and customer profiles; and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:
o issuance and maintenance of the Contracts,
o maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o routine customer service including:
  -  responding to Owner correspondence and inquiries,
  -  processing of Contract changes,
  -  processing withdrawal requests (both partial and total) and
  -  processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one


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                  April 27, 2009, as revised October 26, 2009
contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.

13.GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:

FPA  =   FIXED PERIOD ACCOUNT               GWB =   GUARANTEED WITHDRAWAL BENEFIT
GAV  =   GUARANTEED ACCOUNT VALUE           MAV =   MAXIMUM ANNIVERSARY VALUE
GMDB =   GUARANTEED MINIMUM DEATH BENEFIT   MVA =   MARKET VALUE ADJUSTMENT
GMIB =   GUARANTEED MINIMUM INCOME BENEFIT

ACCOUNT PERIOD - the length of time for a Fixed Period Account. Account Periods range from one to ten years.

ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BENEFICIARY - the person(s) or entity the Owner designates to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.


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
                                       65

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

FEBRUARY 2007 CONTRACT - this Contract was available in all states except Washington.

FIXED ACCOUNT VALUE - the portion of your Contract Value that is in our general account during the Accumulation Phase.

FPAS (FIXED PERIOD ACCOUNTS) - a type of Investment Choice under our general account that earns interest and is only available during the Accumulation Phase. FPAs have Account Periods of anywhere from one to ten years and only one FPA is available for Purchase Payments or transfers in each Contract Year. You can only allocate up to 50% of any Purchase Payment to the FPAs during the Accumulation Phase. However, in some states the FPAs may only be available for GAV Transfers we make if your Contract includes the Living Guarantees. In addition, if your Contract includes the Living Guarantees, we may transfer more than 50% of the total Purchase Payments received to the FPAs beginning on the second Contract Anniversary. Withdrawals/transfers out of an FPA may be subject to a Market Value Adjustment, which may increase or decrease your Contract Value and/or the amount of the withdrawal/transfer.

FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. Upon Full Annuitization you will no longer have a Contract Value, any periodic withdrawal or income payments (other than Annuity Payments) will stop, and the death benefit will terminate. In addition, if your Contract includes the Living Guarantees, the FPAs and the Guaranteed Withdrawal Benefit will no longer be available to you and you will no longer receive any True Ups.


GOOD ORDER - a request is in "Good Order" if it contains all of the information we require to process the request. If we require information to be provided in writing, "Good Order" also includes provision of information on the correct form, with any required certifications or guarantees, sent to or received by the correct mailing address. If you have questions about the information we require, please contact the Service Center.


GAV (GUARANTEED ACCOUNT VALUE) BENEFIT - a benefit under the Living Guarantees that provides a level of protection for the principal you have invested in the Contract as well as locking in investment gains from prior anniversaries.

GAV FIXED ACCOUNT MINIMUM - if your Contract includes the Living Guarantees, this is the minimum amount of Contract Value that we determine must be allocated to an FPA to support the GAV Benefit.

GAV TRANSFERS - if your Contract includes the Living Guarantees, these are the transfers we make between your selected Investment Options and the FPAs as a result of our monitoring your daily Contract Value in order to support the GAV Benefit.

GMDB (GUARANTEED MINIMUM DEATH BENEFIT) - you were asked to select one of two GMDBs at Contract issue that may provide different guaranteed death benefit values.

GMIB (GUARANTEED MINIMUM INCOME BENEFIT) - a benefit under the Living Guarantees (in most states) that provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments).

GMIB PAYMENT - fixed Annuity Payments we make under the GMIB.

GWB (GUARANTEED WITHDRAWAL BENEFIT) - a benefit under the Living Guarantees that provides a guaranteed income through partial withdrawals, regardless of your Contract Value, beginning on the second Contract Anniversary.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT CHOICES - the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

LIVING GUARANTEES - at issue you selected either a Contract with Living Guarantees or a Contract without Living Guarantees. THE LIVING GUARANTEES CANNOT BE ADDED TO AN EXISTING CONTRACT AFTER IT IS ISSUED OR REMOVED FROM YOUR CONTRACT. The Living Guarantees include the GAV Benefit, the GMIB and the GWB. However, the GMIB may not be available in all states. There are no additional fees or charges associated with these benefits.

MAV (MAXIMUM ANNIVERSARY VALUE) - a calculation used in determining the GMIB value and the Enhanced GMDB value.

MAY 2005 CONTRACT - this Contract first became available on May 1, 2005 and was replaced in all states except Washington by the February 2007 Contract.

MVA (MARKET VALUE ADJUSTMENT) - a positive or negative adjustment to amounts withdrawn or transferred from an FPA unless they are made within 30 days of the end of an Account Period.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

ORIGINAL CONTRACT - this Contract first became available on September 20, 2002 and was replaced in all states except Washington by the May 2005 Contract.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner was designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Traditional Annuity Payments (or part of the GMIB value to GMIB Payments if your Contract includes a GMIB). If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Qualified Contracts may include, but are not limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and Inherited IRAs.

SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SEPARATE ACCOUNT VALUE - the portion of your Contract Value that is in the subaccounts of the Separate Account during the Accumulation Phase. We calculate the Separate Account Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.

TRADITIONAL ANNUITY PAYMENTS - Annuity Payments we make to the Payee based on the Contract Value.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

TRUE UP - an amount we may pay into your Contract under the GAV Benefit. On the fifth and subsequent Contract Anniversaries, we will compare your Contract Value to the GAV established five years ago, adjusted for any partial withdrawals taken in the last five Contract Years. If your Contract Value on these occasions is less than this amount, we will pay into your Contract an amount equal to that difference. We will allocate this amount to your Investment Options in proportion to the amount of Separate Account Value in each of the Investment Options on the date of allocation. We refer to this payment as a True Up.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.

14.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
ALLIANZ LIFE......................2
EXPERTS...........................2
LEGAL OPINIONS....................2
DISTRIBUTOR.......................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE3
FEDERAL TAX STATUS................3
  General.........................3
  Diversification.................4
  Owner Control...................4
  Contracts Owned by Non-Individuals5
  Income Tax Withholding..........5
  Required Distributions..........5
  Qualified Contracts.............6
GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS7
ANNUITY PROVISIONS...............13
  Annuity Units/Calculating Annuity Payments14
MORTALITY AND EXPENSE RISK GUARANTEE14
FINANCIAL STATEMENTS.............14
APPENDIX - CONDENSED FINANCIAL INFORMATION15


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

15.PRIVACY AND SECURITY STATEMENT
MARCH 2009
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we gather about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

ALLIANZ DOES NOT SELL YOUR INFORMATION TO ANYONE

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you. We also do not share your information with any of our affiliated companies outside of the Allianz family of companies.

INFORMATION ABOUT YOU THAT ALLIANZ COLLECTS

Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

INFORMATION ABOUT YOU THAT ALLIANZ SHARES

Allianz does not share information about current or former customers with anyone, except as "allowed by law." "Allowed by law" means that we may share your information, such as your name, address, and policy information, as follows:
o With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o With your insurance agent so that they can perform services for you.
o With medical professionals in order to process your claim.
o With a state Department of Insurance in order to examine our records or business practices.
o With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.
o With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

ALLIANZ POLICIES AND PRACTICES REGARDING SECURITY OF YOUR INFORMATION

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to information about you to those employees who need the information to service your policy. Allianz works to ensure that our websites are secure. We use state of the art technology to protect the information that may be shared over these sites.

YOUR ABILITY TO ACCESS AND CORRECT YOUR INFORMATION

You have the right to access and get a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

MONTANA RESIDENTS: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

NOTIFICATION OF CHANGE

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (www.allianzlife.com).

FOR MORE INFORMATION OR IF YOU HAVE QUESTIONS

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.


Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
Allianz family of companies:
o Allianz Life Insurance Company of North America
o Allianz Life Financial Services, LLC
                                                               M40018 (R-3/2009)



 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.


INVESTMENT     MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED    TOTAL ANNUAL OPERATING      AMOUNT OF      TOTAL ANNUAL OPERATING
OPTION            FEES     12B-1    FEES   EXPENSES FUND FEES EXPENSES BEFORE CONTRACTUAL  CONTRACTUAL   EXPENSES AFTER CONTRACTUAL
                           FEES*                       AND      FEE WAIVERS OR EXPENSE     FEE WAIVERS     FEE WAIVERS OR EXPENSE
                                                    EXPENSES        REIMBURSEMENTS             AND             REIMBURSEMENTS
                                                                                          REIMBURSEMENTS
AIM
AZL AIM                .90    .25        -      .22         -                        1.37              -                       1.37
International
Equity
Fund[(1)]
BLACKROCK
AZL BlackRock          .80    .25        -      .15         -                        1.20              -                       1.20
Capital
Appreciation
Fund[(1)]
AZL                    .35    .25        -      .10         -                         .70              -                        .70
International
Index
Fund[(1),(13)]
AZL Money              .35    .25        -      .09         -                         .69              -                        .69
Market
Fund[(1)]
AZL S&P 500            .17      -        -      .23         -                         .40            .14                        .26
Index Fund -
Class
1[(1),(7),(8)]
AZL S&P 500            .17    .25        -      .23         -                         .65            .14                        .51
Index Fund -
Class
2[(1),(7)]
AZL Small Cap          .26    .25        -      .26         -                         .77            .17                        .60
Stock Index
Fund - Class
2[(1)]
BlackRock              .65    .25        -      .13         -                        1.03              -                       1.03
Global
Allocation
V.I. Fund -
Class 3
COLUMBIA
AZL Columbia           .75    .25        -      .13         -                        1.13              -                       1.13
Mid Cap Value
Fund[(1)]
AZL Columbia           .90      -        -      .32         -                        1.22            .12                       1.10
Small Cap
Value Fund -
Class
1[(1),(7),(8)]
AZL Columbia           .90    .25        -      .34         -                        1.49            .12                       1.37
Small Cap
Value Fund -
Class
2[(1),(7)]
DAVIS
AZL Davis NY           .75      -        -      .10         -                         .85              -                        .85
Venture Fund -
Class
1[(1),(7),(8)]
AZL Davis NY           .75    .25        -      .12         -                        1.12              -                       1.12
Venture Fund -
Class
2[(1),(7)]
Davis VA               .75      -        -      .13         -                         .88              -                        .88
Financial
Portfolio[(6)]
Davis VA Value         .75      -        -      .07         -                         .82              -                        .82
Portfolio[(6)]
DREYFUS
AZL Dreyfus            .77    .25        -      .08         -                        1.10              -                       1.10
Equity Growth
Fund[(1)]
EATON VANCE
AZL Eaton              .73    .25        -      .09         -                        1.07              -                       1.07
Vance Large
Cap Value
Fund[(1)]
FRANKLIN
TEMPLETON
AZL Franklin           .75    .25        -      .12         -                        1.12              -                       1.12
Small Cap
Value
Fund[(1)]
Franklin               .80    .25        -      .30         -                        1.35            .32                       1.03
Global Real
Estate
Securities
Fund - Class
2[(4)]
Franklin               .50    .25        -      .05         -                         .80              -                        .80
Growth and
Income
Securities
Fund - Class
2[(3) ]
Franklin High          .57    .25        -      .09         -                         .91              -                        .91
Income
Securites Fund
- Class 2[(3)]
Franklin               .45    .25        -      .02         -                         .72              -                        .72
Income
Securities
Fund - Class
2[(3)]
Franklin Large         .73    .25        -      .04         -                        1.02              -                       1.02
Cap Growth
Securities
Fund - Class
2[(3)]
Franklin               .60    .25        -      .02       .01                         .88            .01                        .87
Rising
Dividends
Securities
Fund - Class
2[(3),(5)]



 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

INVESTMENT OPTION          MANAGEMENT FEES  RULE  SERVICE FEES OTHER EXPENSES ACQUIRED   TOTAL ANNUAL    AMOUNT OF     TOTAL ANNUAL
                                           12B-1                              FUND FEES   OPERATING     CONTRACTUAL     OPERATING
                                           FEES*                                 AND       EXPENSES     FEE WAIVERS   EXPENSES AFTER
                                                                              EXPENSES      BEFORE          AND        CONTRACTUAL
                                                                                         CONTRACTUAL   REIMBURSEMENTS FEE WAIVERS OR
                                                                                        FEE WAIVERS OR                   EXPENSE
                                                                                           EXPENSE                    REIMBURSEMENTS
                                                                                        REIMBURSEMENTS
Franklin Small-Mid Cap                 .50    .25            -            .28       .02           1.05            .02           1.03
Growth Securities Fund -
Class 2[(5)]
Franklin Small Cap Value               .52    .25            -            .16       .01            .94            .01            .93
Securities Fund - Class
2[(5)]
Franklin Templeton VIP                 .00    .25            -            .13       .65           1.03            .03           1.00
Founding Funds Allocation
Fund - Class 2[(9)]
Franklin U.S. Government               .49    .25            -            .04         -            .78              -            .78
Fund - Class 2[(3)]
Franklin Zero Coupon Fund              .60      -            -            .08         -            .68              -            .68
2010 - Class 1[(3)]
Mutual Global Discovery                .80    .25            -            .18         -           1.23              -           1.23
Securities Fund - Class 2
Mutual Shares Securities               .60    .25            -            .13         -            .98              -            .98
Fund - Class 2
Templeton Foreign                      .64    .25            -            .15       .02           1.06            .02           1.04
Securities Fund - Class
2[(5)]
Templeton Global Bond                  .47    .25            -            .11         -            .83              -            .83
Securities Fund - Class
2[(3)]
Templeton Growth                       .74    .25            -            .04         -           1.03              -           1.03
Securities Fund - Class
2[(3)]
J.P. MORGAN
AZL JPMorgan U.S. Equity               .80      -            -            .23         -           1.03            .08            .95
Fund - Class
1[(1),(7),(8)]
AZL JPMorgan U.S. Equity               .80    .25            -            .25         -           1.30            .08           1.22
Fund - Class 2[(1),(7)]
MFS
AZL MFS Investors Trust                .75    .25            -            .11         -           1.11              -           1.11
Fund[(1)]
OPPENHEIMER  CAPITAL
AZL OCC Opportunity                    .85    .25            -            .15         -           1.25              -           1.25
Fund[(1)]
OpCap Mid Cap                          .80      -            -            .18         -            .98              -            .98
Portfolio[(10)]
OPPENHEIMER FUNDS
Oppenheimer Global                     .63      -            -            .02         -            .65              -            .65
Securities Fund/VA - Non
Service Class[(6)]
Oppenheimer High Income                .74      -            -            .06         -            .80              -            .80
Fund/VA - Non Service
Class[(6)]
Oppenheimer Main Street                .64      -            -            .02         -            .66              -            .66
Fund[{R}]/VA
- Non Service Class[(6)]
PIMCO
PIMCO VIT All Asset                   .425      -          .15              -       .76          1.335            .02          1.315
Portfolio - Admin.
Class[(6),(11),(12)]
PIMCO VIT                              .74      -          .15            .17       .09           1.15            .09           1.06
CommodityRealReturn
Strategy Portfolio -
Admin. Class[(2),(6),(12)]
PIMCO VIT Emerging Markets             .85      -          .15            .13         -           1.13              -           1.13
Bond Portfolio - Admin.
Class[(6)]
PIMCO VIT Global Bond                  .75      -          .15            .07         -            .97              -            .97
Portfolio (Unhedged) -
Admin. Class[(6)]
PIMCO VIT High Yield                   .60      -          .15              -         -            .75              -            .75
Portfolio - Admin.
Class[(6)]
PIMCO VIT Real Return                  .50      -          .15            .06         -            .71              -            .71
Portfolio - Admin.
Class[(6)]
PIMCO VIT Total Return                 .50      -          .15            .23         -            .88              -            .88
Portfolio - Admin.
Class[(6)]



 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                       72

INVESTMENT     MANAGEMENT   RULE  SERVICE FEES  OTHER   ACQUIRED   TOTAL ANNUAL OPERATING     AMOUNT OF     TOTAL ANNUAL OPERATING
OPTION            FEES     12B-1               EXPENSES FUND FEES      EXPENSES BEFORE       CONTRACTUAL        EXPENSES AFTER
                           FEES*                           AND     CONTRACTUAL FEE WAIVERS   FEE WAIVERS   CONTRACTUAL FEE WAIVERS
                                                        EXPENSES  OR EXPENSE REIMBURSEMENTS      AND              OR EXPENSE
                                                                                            REIMBURSEMENTS      REIMBURSEMENTS
PRUDENTIAL
SP                     .85    .25            -      .29         -                      1.39              -                     1.39
International
Growth
Portfolio -
Class 2[(6)]
SP Strategic           .90    .25            -      .48         -                      1.63              -                     1.63
Partners
Focused Growth
Portfolio -
Class 2[(6)]
SCHRODER
AZL Schroder          1.23    .25            -      .47         -                      1.95            .28                     1.67
Emerging
Markets Equity
Fund[(1)]
SELIGMAN
Seligman              1.00      -            -      .22         -                      1.22              -                     1.22
Smaller-Cap
Value
Portfolio -
Class 1[(6)]
TURNER
AZL Turner             .85    .25            -      .16         -                      1.26              -                     1.26
Quantitative
Small Cap
Growth
Fund[(1)]
VAN KAMPEN
AZL Van Kampen         .75    .25            -      .13         -                      1.13              -                     1.13
Equity and
Income
Fund[(1)]
AZL Van Kampen         .90    .25            -      .28         -                      1.43            .07                     1.36
Global Real
Estate
Fund[(1)]
AZL Van Kampen         .76    .25            -      .11         -                      1.12              -                     1.12
Growth and
Income
Fund[(1)]
AZL Van Kampen         .95    .25            -      .15         -                      1.35              -                     1.35
International
Equity
Fund[(1)]
AZL Van Kampen         .80    .25            -      .10         -                      1.15              -                     1.15
Mid Cap Growth
Fund[(1)]


* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified by footnote (7).


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

(1)Allianz Investment Management LLC (AZIM), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting certain operating expenses to the amount listed above in the far right column, after waivers and reimbursements, through April 30, 2010. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZIM for management fees previously waived and/or for the cost of other expenses paid by AZIM provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZIM in this manner applies only to fees paid or reimbursement made by AZIM within the three fiscal years prior to the date of such reimbursement.


(2)PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3)The Fund administration fee is paid indirectly through the management fee.
(4)The manager and administrator have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect. It is estimated that the increase for the year ending April 30, 2010 will be 0.14%. In future years the fee rates will vary in accordance with the fee rate schedules and fund assets.
(5)The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC); this arrangement will continue as long as the exemptive order is relied upon.
(6)We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(7)The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(8)Not currently available.
(9)The Fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund, so that common annual operating expenses of the fund do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. The Fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2008.
(10)OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(11)Acquired fund fees and expenses (underlying fund expenses) for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional class shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.
(12)PIMCO has contractually agreed to waive or reduce the advisory fee and/or administration fee. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit. See the Investment Option prospectus for further information.


(13)The Investment Option commenced operations under this Contract in 2009. Therefore, the expenses shown are estimated for the current calendar year.



 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

This table describes, in detail, the annual expenses for each of the AZL Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the AZL Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.


INVESTMENT    MANAGEMENT FEES  RULE  OTHER EXPENSES TOTAL ACQUIRED FUND TOTAL ANNUAL OPERATING   AMOUNT OF        TOTAL ANNUAL
OPTION                        12B-1                         FEES AND       EXPENSES BEFORE      CONTRACTUAL    OPERATING EXPENSES
                              FEES*                       EXPENSES[(2)]    CONTRACTUAL FEE      FEE WAIVERS   AFTER CONTRACTUAL FEE
                                                                          WAIVERS OR EXPENSE        AND        WAIVERS OR EXPENSE
                                                                            REIMBURSEMENTS     REIMBURSEMENTS    REIMBURSEMENTS
FUND OF FUNDS
AZL Fusion          .20         -         .05        .25           1.25                   1.50       -                         1.50
Balanced
Fund[(1),(3)]
AZL Fusion          .20         -         .04        .24           1.36                   1.60       -                         1.60
Growth
Fund[(1),(3)]
AZL Fusion          .20         -         .05        .25           1.29                   1.54       -                         1.54
Moderate
Fund[(1),(3)]
AZL Balanced        .05         -         .15        .20            .63                    .83       -                          .83
Index
Strategy
Fund[(1),(4)]
AZL Moderate        .05         -         .15        .20            .61                    .81       -                          .81
Index
Strategy
Fund[(1),(4)]


* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.


(1)Allianz Investment Management LLC (AZIM), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting certain operating expenses from exceeding 0.30% for the three Fusion Funds, and 0.20% for the AZL Balanced Index Strategy Fund and the AZL Moderate Index Strategy Fund, through at least April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZIM for fees previously waived and/or for the cost of other expenses paid by AZIM provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZIM may request and receive reimbursement of fees waived or limited and other reimbursements made by AZIM. The Investment Option's ability to reimburse AZIM in this manner only applies to fees paid or reimbursement made by AZIM within the three fiscal years prior to the date of such reimbursement.


(2)Persons with Contract Value allocated to the AZL Fund of Funds will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees.
(3)Effective December 1, 2008, the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the net annual operating expenses would be lower.


(4)The Investment Option commenced operations under this Contract in 2009. Therefore the expenses shown are estimated for the current calendar year.



 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

APPENDIX B - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the February 2007 Contract and the Original Contract issued on or after June 22, 2007 are listed in the tables below. You can find AUV information corresponding to additional combinations of charges in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

* KEY TO BENEFIT OPTION                                                                                                  M&E CHARGES
Allianz High Five - February 2007 Contract or Original Contract issued on or after June 22, 2007 with the Traditional       1.25%
GMDB.................................................
Allianz High Five - February 2007 Contract or Original Contract issued on or after June 22, 2007 with the Enhanced GMDB     1.45%


The following Investment Options commenced operations under this Contract after December 31, 2008. Therefore, no AUV information is shown for them: AZL Balanced Index Strategy Fund; AZL International Index Fund; and
AZL Moderate Index Strategy Fund.


(Number of Accumulation Units in thousands)


                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL AIM International Equity Fund
1.25%
 12/31/2007    N/A 20.000      324
 12/31/2008 20.000 11.553      226
1.45%
 12/31/2007    N/A 19.774      110
 12/31/2008 19.774 11.399       78
AZL BlackRock Capital Appreciation Fund
1.25%
 12/31/2007    N/A 13.163      112
 12/31/2008 13.163  8.271      182
1.45%
 12/31/2007    N/A 13.092       31
 12/31/2008 13.092  8.210       47
AZL Columbia Mid Cap Value Fund
1.25%
 12/31/2007    N/A 10.345      175
 12/31/2008 10.345  4.888      220
1.45%
 12/31/2007    N/A 10.310       60
 12/31/2008 10.310  4.862       53
AZL Columbia Small Cap Value Fund
1.25%
 12/31/2007    N/A 12.508       81
 12/31/2008 12.508  8.389       92
1.45%
 12/31/2007    N/A 12.417       34
 12/31/2008 12.417  8.311       39
AZL Davis NY Venture Fund
1.25%
 12/31/2007    N/A 13.681      534
 12/31/2008 13.681  8.038      618

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
1.45%
 12/31/2007    N/A 13.513      181
 12/31/2008 13.513  7.924      232
AZL Dreyfus Equity Growth Fund
1.25%
 12/31/2007    N/A 11.633      465
 12/31/2008 11.633  6.706      370
1.45%
 12/31/2007    N/A 11.491      106
 12/31/2008 11.491  6.610      123
AZL Eaton Vance Large Cap Value Fund
1.25%
 12/31/2007    N/A 12.510      318
 12/31/2008 12.510  7.884      247
1.45%
 12/31/2007    N/A 12.344      265
 12/31/2008 12.344  7.764      233
AZL Franklin Small Cap Value Fund
1.25%
 12/31/2007    N/A 17.608      385
 12/31/2008 17.608 11.524      410
1.45%
 12/31/2007    N/A 17.445      117
 12/31/2008 17.445 11.393      105
AZL Fusion Balanced Fund
1.25%
 12/31/2007    N/A 12.170     1016
 12/31/2008 12.170  8.720     1104
1.45%
 12/31/2007    N/A 12.105      272
 12/31/2008 12.105  8.656      330





 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Fusion Growth Fund
1.25%
 12/31/2007    N/A 12.865     2356
 12/31/2008 12.865  7.758     2407
1.45%
 12/31/2007    N/A 12.796      711
 12/31/2008 12.796  7.701      730
AZL Fusion Moderate Fund
1.25%
 12/31/2007    N/A 12.446     2423
 12/31/2008 12.446  8.265     2437
1.45%
 12/31/2007    N/A 12.379     1021
 12/31/2008 12.379  8.204     1042
AZL JPMorgan U.S. Equity Fund
1.25%
 12/31/2007    N/A 13.011      154
 12/31/2008 13.011  7.879      170
1.45%
 12/31/2007    N/A 12.916      117
 12/31/2008 12.916  7.806      139
AZL MFS Investors Trust Fund
1.25%
 12/31/2007    N/A 14.931      417
 12/31/2008 14.931  8.831      582
1.45%
 12/31/2007    N/A 14.851      326
 12/31/2008 14.851  8.766      283
AZL Money Market Fund
1.25%
 12/31/2007    N/A 11.258     2421
 12/31/2008 11.258 11.389     2795
1.45%
 12/31/2007    N/A 11.081      729
 12/31/2008 11.081 11.188      773
AZL OCC Opportunity Fund
1.25%
 12/31/2007    N/A 16.814      102
 12/31/2008 16.814  8.775      105
1.45%
 12/31/2007    N/A 16.624       60
 12/31/2008 16.624  8.659       53
AZL S&P 500 Index Fund
1.25%
 12/31/2007    N/A  9.892      313
 12/31/2008  9.892  6.094      535
1.45%
 12/31/2007    N/A  9.879       49
 12/31/2008  9.879  6.074      172
AZL Schroder Emerging Markets Equity Fund
1.25%
 12/31/2007    N/A 13.489      447
 12/31/2008 13.489  6.409      377
1.45%
 12/31/2007    N/A 13.444      229
 12/31/2008 13.444  6.375      183
AZL Small Cap Stock Index Fund
1.25%
 12/31/2007    N/A  9.339      148
 12/31/2008  9.339  6.369      331

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
1.45%
 12/31/2007    N/A  9.326       29
 12/31/2008  9.326  6.347       81
AZL Turner Quantitative Small Cap Growth Fund
1.25%
 12/31/2007    N/A 12.823       56
 12/31/2008 12.823  7.174       74
1.45%
 12/31/2007    N/A 12.755       14
 12/31/2008 12.755  7.121       18
AZL Van Kampen Equity and Income Fund
1.25%
 12/31/2007    N/A 12.903      340
 12/31/2008 12.903  9.694      274
1.45%
 12/31/2007    N/A 12.808      295
 12/31/2008 12.808  9.604      275
AZL Van Kampen Global Real Estate Fund
1.25%
 12/31/2007    N/A 10.879      386
 12/31/2008 10.879  5.820      300
1.45%
 12/31/2007    N/A 10.843      139
 12/31/2008 10.843  5.789      167
AZL Van Kampen Growth and Income Fund
1.25%
 12/31/2007    N/A 14.435      218
 12/31/2008 14.435  9.572      191
1.45%
 12/31/2007    N/A 14.244      271
 12/31/2008 14.244  9.426      202
AZL Van Kampen International Equity Fund
1.25%
 12/31/2007    N/A 19.496      442
 12/31/2008 19.496 13.753      363
1.45%
 12/31/2007    N/A 19.314      290
 12/31/2008 19.314 13.598      217

AZL Van Kampen Mid Cap Growth Fund
1.25%
 12/31/2007    N/A 16.356      464
 12/31/2008 16.356  8.315      454
1.45%
 12/31/2007    N/A 16.139      269
 12/31/2008 16.139  8.189      235
BlackRock Global Allocation V.I. Fund
1.25%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.927      223
1.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.917       59
Davis VA Financial Portfolio
1.25%
 12/31/2007    N/A 16.021       36
 12/31/2008 16.021  8.486      115
1.45%
 12/31/2007    N/A 15.770       41
 12/31/2008 15.770  8.336       53


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                       77
                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Davis VA Value Portfolio
1.25%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A
1.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A
Franklin Global Real Estate Securities Fund
1.25%
 12/31/2007    N/A 55.094        2
 12/31/2008 55.094 31.343        1
1.45%
 12/31/2007    N/A 53.045        2
 12/31/2008 53.045 30.117        1
Franklin Growth and Income Securities Fund
1.25%
 12/31/2007    N/A 37.511       25
 12/31/2008 37.511 24.025       18
1.45%
 12/31/2007    N/A 36.116       13
 12/31/2008 36.116 23.085        9
Franklin High Income Securities Fund
1.25%
 12/31/2007    N/A 26.119      123
 12/31/2008 26.119 19.763      100
1.45%
 12/31/2007    N/A 25.147       84
 12/31/2008 25.147 18.990       53
Franklin Income Securities Fund
1.25%
 12/31/2007    N/A 49.888      840
 12/31/2008 49.888 34.656      635
1.45%
 12/31/2007    N/A 48.033      288
 12/31/2008 48.033 33.301      202
Franklin Large Cap Growth Securities Fund
1.25%
 12/31/2007    N/A 21.457       41
 12/31/2008 21.457 13.873       23
1.45%
 12/31/2007    N/A 20.961       12
 12/31/2008 20.961 13.526        8
Franklin Rising Dividends Securities Fund
1.25%
 12/31/2007    N/A 37.958       13
 12/31/2008 37.958 27.327       11
1.45%
 12/31/2007    N/A 36.767       47
 12/31/2008 36.767 26.417       27
Franklin Small Cap Value Securities Fund
1.25%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A
1.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A
Franklin Small-Mid Cap Growth Securities Fund
1.25%
 12/31/2007    N/A 25.771        2
 12/31/2008 25.771 14.635        3

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
1.45%
 12/31/2007    N/A 25.151        2
 12/31/2008 25.151 14.255        2
Franklin Templeton VIP Founding Funds Allocation Fund
1.25%
 12/31/2007    N/A  9.253      214
 12/31/2008  9.253  5.860      519
1.45%
 12/31/2007    N/A  9.244      474
 12/31/2008  9.244  5.842      196
Franklin U.S. Government Fund
1.25%
 12/31/2007    N/A 26.955      137
 12/31/2008 26.955 28.639      218
1.45%
 12/31/2007    N/A 25.960       75
 12/31/2008 25.960 27.526       74
Franklin Zero Coupon Fund 2010
1.25%
 12/31/2007    N/A 41.122       25
 12/31/2008 41.122 43.654       41
1.45%
 12/31/2007    N/A 39.603       10
 12/31/2008 39.603 41.958       19
Mutual Global Discovery Securities Fund
1.25%
 12/31/2007    N/A 30.333      680
 12/31/2008 30.333 21.432      591
1.45%
 12/31/2007    N/A 29.664      234
 12/31/2008 29.664 20.917      174
Mutual Shares Securities Fund
1.25%
 12/31/2007    N/A 24.555     1600
 12/31/2008 24.555 15.251     1197
1.45%
 12/31/2007    N/A 24.013      537
 12/31/2008 24.013 14.885      381
OpCap Mid Cap Portfolio
1.25%
 12/31/2007    N/A 10.610      189
 12/31/2008 10.610  6.111      327
1.45%
 12/31/2007    N/A 10.574       46
 12/31/2008 10.574  6.079       55
Oppenheimer Global Securities Fund/VA
1.25%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A
1.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A
Oppenheimer High Income Fund/VA
1.25%
 12/31/2007    N/A 13.145        2
 12/31/2008 13.145  2.769        1
1.45%
 12/31/2007    N/A 12.939        0
 12/31/2008 12.939  2.720        0


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Oppenheimer Main Street Fund/VA
1.25%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A
1.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A
PIMCO VIT All Asset Portfolio
1.25%
 12/31/2007    N/A 13.024      110
 12/31/2008 13.024 10.824      155
1.45%
 12/31/2007    N/A 12.929       17
 12/31/2008 12.929 10.724       92
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.25%
 12/31/2007    N/A 12.867      228
 12/31/2008 12.867  7.143      374
1.45%
 12/31/2007    N/A 12.799       30
 12/31/2008 12.799  7.090      116
PIMCO VIT Emerging Markets Bond Portfolio
1.25%
 12/31/2007    N/A 12.336       91
 12/31/2008 12.336 10.405       88
1.45%
 12/31/2007    N/A 12.270       24
 12/31/2008 12.270 10.328       27
PIMCO VIT Global Bond Portfolio (Unhedged)
1.25%
 12/31/2007    N/A 10.482      145
 12/31/2008 10.482 10.264      262
1.45%
 12/31/2007    N/A 10.426       38
 12/31/2008 10.426 10.189      116
PIMCO VIT High Yield Portfolio
1.25%
 12/31/2007    N/A 14.468      107
 12/31/2008 14.468 10.925      170
1.45%
 12/31/2007    N/A 14.241       38
 12/31/2008 14.241 10.731       27
PIMCO VIT Real Return Portfolio
1.25%
 12/31/2007    N/A 12.411      245
 12/31/2008 12.411 11.392      307
1.45%
 12/31/2007    N/A 12.295       63
 12/31/2008 12.295 11.263      200

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
PIMCO VIT Total Return Portfolio
1.25%
 12/31/2007    N/A 15.165      472
 12/31/2008 15.165 15.695      551
1.45%
 12/31/2007    N/A 14.926      198
 12/31/2008 14.926 15.417      253
Seligman Smaller-Cap Value Portfolio
1.25%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A
1.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A    N/A      N/A
SP International Growth Portfolio
1.25%
 12/31/2007    N/A 10.295        6
 12/31/2008 10.295  5.034        1
1.45%
 12/31/2007    N/A 10.151        0
 12/31/2008 10.151  4.953        0
SP Strategic Partners Focused Growth Portfolio
1.25%
 12/31/2007    N/A  8.207        0
 12/31/2008  8.207  4.981        0
1.45%
 12/31/2007    N/A  8.092        0
 12/31/2008  8.092  4.901        0
Templeton Foreign Securities Fund
1.25%
 12/31/2007    N/A 32.972       45
 12/31/2008 32.972 19.414       28
1.45%
 12/31/2007    N/A 31.937       16
 12/31/2008 31.937 18.767       10
Templeton Global Bond Securities Fund
1.25%
 12/31/2007    N/A 33.276      110
 12/31/2008 33.276 34.901      105
1.45%
 12/31/2007    N/A 32.082       34
 12/31/2008 32.082 33.581       41
Templeton Growth Securities Fund
1.25%
 12/31/2007    N/A 30.157      915
 12/31/2008 30.157 17.177      658
1.45%
 12/31/2007    N/A 29.335      301
 12/31/2008 29.335 16.676      234


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

APPENDIX C - GMIB VALUE CALCULATION EXAMPLES
o You purchased a February 2007 Contract with the Living Guarantees and made an initial Purchase Payment of $100,000. All Owners are age 55 or younger on the Issue Date. You make no additional Purchase Payments.
o The MAV on the fifth Contract Anniversary is $120,000.
o The MAV on the seventh Contract Anniversary is $150,000.
o You take a partial withdrawal of $20,000 (including the withdrawal charge) in the eighth Contract Year when the Contract Value on the date of (but before) the partial withdrawal is $160,000. The withdrawal charge period on the initial Purchase Payment has expired, so there is no withdrawal charge on this partial withdrawal. There is no MVA at the time of the partial withdrawal. You take no other partial withdrawals.
o The Contract Value on the eighth Contract Anniversary is $110,000.
o The MAV on the tenth Contract Anniversary is $180,000.
o The MAV on the fifteenth Contract Anniversary is $230,000.

The GMIB adjusted partial withdrawal is equal to:
  The amount of the partial withdrawal subject to the partial withdrawal privilege
(12% of total Purchase Payments received) = 0.12 x $100,000 =........$12,000
PLUS
  The remaining amount of the partial withdrawal (including any withdrawal charge)................................................8,000
  Multiplied by the greater of a) or b):
     a)one, or
     b)the ratio of the GMIB value divided by the Contract Value on the date of (but before) the partial withdrawal = $150,000/$160,000 =
       0.94  x         1
           .........................................................$  8,000
  Total GMIB adjusted partial withdrawal.............................$20,000

The GMIB value on the eighth Contract Anniversary is equal to:
  The MAV on the seventh Contract Anniversary.......................$150,000
  Reduced by the GMIB adjusted partial withdrawal in the eighth Contract
     Year..........................................................-  20,000
           .........................................................$130,000

Below are examples of guaranteed monthly GMIB Payments. For Annuity Option 3, assume the Annuitant is male and the joint Annuitant is female. Both are age 55 on the Issue Date.

                                                                              GMIB PAYMENTS UNDER{ellipsis}
  YOUR INCOME DATE IS WITHIN 30 DAYSAFTER CONTRACT     GMIB   OPTION 1 LIFE OPTION 2 LIFE ANNUITY W/  OPTION 3 JOINT & LAST SURVIVOR
                    ANNIVERSARY                       VALUE      ANNUITY            10 YEARS                     ANNUITY
                                                   5 $120,000    $   540.00                $   531.60                     $   440.40
                                                   8 $130,000    $   631.80                $   617.50                     $   505.70
                                                  10 $180,000    $   925.20                $   900.00                     $   730.80
                                                  15 $230,000     $1,386.90                 $1,311.00                      $1,055.70


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

APPENDIX D - GAV CALCULATION EXAMPLE
o You purchased a February 2007 Contract with Living Guarantees. You made only one initial Purchase Payment of $100,000. You make no additional Purchase Payments, therefore, the calculations of the GAV that follows will not include reference to additional Purchase Payments.
o The Contract Value on the first Contract Anniversary is $120,000; on the second Contract Anniversary it is $135,000; on the third Contract Anniversary it is $150,000; and on the fourth Contract Anniversary it is $135,000.
o You take a partial withdrawal of $20,000 (including the withdrawal charge) in the fourth Contract Year when the Contract Value on the date of (but before) the partial withdrawal is $160,000. There is no MVA at the time of the partial withdrawal. You take no other partial withdrawals.

  The initial GAV...........................................................
     $100,000

  The GAV on the first Contract Anniversary equals the greater of A or B:
     (A)the initial GAV = $100,000
     (B)the Contract Value on the first Contract Anniversary = $120,000
  The GAV on the first Contract Anniversary.........................$120,000

  The GAV on the second Contract Anniversary equals the greater of C or
     D:
     (C)the GAV from the first Contract Anniversary = $120,000
     (D)the Contract Value on the second Contract Anniversary = $135,000
  The GAV on the second Contract Anniversary........................$135,000

  The GAV on the third Contract Anniversary equals the greater of C or D:
     (C)= the GAV from the second Contract Anniversary = $135,000
     (D)the Contract Value on the third Contract Anniversary = $150,000
  The GAV on the third Contract Anniversary.........................$150,000

  Calculating the GAV adjusted partial withdrawal taken in the fourth
     Contract Year:
     The amount of the partial withdrawal subject to the partial withdrawal privilege
(12% of total Purchase Payments) = 0.12 x $100,000 =.......$12,000
     PLUS
     The remaining amount of the partial withdrawal (including any withdrawal charge).................................+ (8,000
     Multiplied by the greater of a) or b) where:
       (a) one, or
       (b)the GAV divided by the Contract Value on the date of (but before) the partial withdrawal = $150,000/$160,000 = 0.94 x
         1)
     Total GAV adjusted partial withdrawal.................$20,000

  The GAV on the fourth Contract Anniversary equals the greater of C or
     D:
     (C)the GAV from the third Contract Anniversary, minus the GAV adjusted partial withdrawal taken in the fourth Contract Year = $150,000 - $20,000 = $130,000
     (D)the Contract Value on the fourth Contract Anniversary = $135,000
  The GAV on the fourth Contract Anniversary........................$135,000

APPLYING THE GAV BENEFIT:
o On the fifth Contract Anniversary, the Contract Value is $105,000. The initial GAV is $100,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $80,000. The fifth anniversary Contract Value is greater than the initial GAV adjusted for the partial withdrawal taken in the fourth year, so there is no True Up on the fifth Contract Anniversary.
o On the sixth Contract Anniversary, the Contract Value is $108,000. The
  GAV established five years ago on the first Contract Anniversary is $120,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $100,000. The sixth anniversary Contract Value is greater than the GAV from the first


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

  Contract Anniversary adjusted for the partial withdrawal taken in the fourth year, so there is no True Up on the sixth Contract Anniversary.
o On the seventh Contract Anniversary, the Contract Value is $110,000. The
  GAV established five years ago on the second Contract Anniversary is $135,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $115,000. The seventh Anniversary Contract Value is less than the GAV from the second Contract Anniversary adjusted for the partial withdrawal taken in the fourth year, so we will True Up the Contract Value to equal this amount by applying $5,000 to the Investment Options on the seventh Contract Anniversary.

Application of the GAV Benefit in tabular form:

            CONTRACT VALUE   GAV     CONTRACT VALUE GUARANTEED UNDER THE GAV BENEFIT (DOES   AMOUNT OF GAV TRUE UP (DOES  CONTRACT
                                         NOT APPLY UNTIL THE 5TH CONTRACT ANNIVERSARY)         NOT APPLY UNTIL THE 5TH      VALUE
                                                                                                CONTRACT ANNIVERSARY)       AFTER
                                                                                                                           GAVTRUE
                                                                                                                             UP
Initial           $100,000 $100,000                                                       -                             -         -
1st               $120,000 $120,000                                                       -                             -         -
Contract
Anniversary
2nd               $135,000 $135,000                                                       -                             -         -
Contract
Anniversary
3rd               $150,000 $150,000                                                       -                             -         -
Contract
Anniversary
4th               $135,000 $135,000                                                       -                             -         -
Contract
Anniversary
5th               $105,000 $135,000                                               $  80,000                          None  $105,000
Contract
Anniversary
6th               $108,000 $135,000                                                $100,000                          None  $108,000
Contract
Anniversary
7th               $110,000 $135,000                                                $115,000                        $5,000  $115,000
Contract
Anniversary

APPENDIX E - DEATH BENEFIT CALCULATION EXAMPLES
o You purchased a February 2007 Contract with an initial Purchase Payment of $100,000. You chose not to include the Living Guarantees and you allocated your entire Purchase Payment to the Investment Options. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal.
o The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: We calculate the MAV only for Contracts with the Enhanced GMDB. The M&E charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected in these examples, the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.

IF YOU SELECTED THE TRADITIONAL GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)The Traditional GMDB value:
  Total Purchase Payments received..................................$100,000
     Reduced by the GMDB adjusted partial withdrawal..............-   20,000
           ........................................................$  80,000


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

The GMDB adjusted partial withdrawal for (2) above is equal to:
  The amount of the partial withdrawal....................$ 20,000
  Multiplied by the greater of a) or b) where:
     a)is one, and
     b)is the ratio of the death benefit divided by the Contract Value on the day of (but before) the partial withdrawal = $160,000/$160,000 =
       1x      1..................................................
  Total GMDB adjusted partial withdrawal..................$ 20,000
Therefore, the death benefit that would be payable as of the tenth
  Contract Anniversary is the $140,000 Contract Value.
IF YOU SELECTED THE ENHANCED GMDB:
The following details how we calculate the MAV on the first nine Contract
  Anniversaries:
                          CONTRACT VALUE   MAV
                         -------------------------
 1st Contract Anniversary       $110,000 $110,000
 2nd Contract Anniversary       $118,000 $118,000
 3rd Contract Anniversary       $116,000 $118,000
 4th Contract Anniversary       $122,000 $122,000
 5th Contract Anniversary       $120,000 $122,000
 6th Contract Anniversary       $141,000 $141,000
 7th Contract Anniversary       $147,000 $147,000
 8th Contract Anniversary       $155,000 $155,000
 9th Contract Anniversary       $162,000 $162,000

o On the Issue Date, the MAV is equal to total Purchase Payments
  ($100,000).
o On the first Contract Anniversary the Contract Value is $110,000, which is greater than the MAV from the immediately preceding Business
  Day ($100,000), so the MAV increases to $110,000.
o On the second Contract Anniversary the Contract Value is
  $118,000, which is greater than the MAV from the immediately preceding Business Day ($110,000), so the MAV increases to $118,000.
o On the third Contract Anniversary the Contract Value is $116,000, which is less than the MAV from the immediately preceding Business Day ($118,000), so the MAV does not change.
o On the fourth Contract Anniversary the Contract Value is
  $122,000, which is greater than the MAV from the immediately preceding Business Day ($118,000), so the MAV increases to $122,000.
o On the fifth Contract Anniversary the Contract Value is $120,000, which is less than the MAV from the immediately preceding Business Day ($122,000), so the MAV does not change.
o On the sixth, seventh, eighth and ninth Contract Anniversaries the Contract Value is greater than the MAV from the immediately preceding Business Day, so the MAV increases to equal the Contract
  Value.
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)The Traditional GMDB value:
  Total Purchase Payments received..................................$100,000
     Reduced by the GMDB adjusted partial withdrawal..............-   20,250
           ........................................................$  79,750
3)The Enhanced GMDB value:
  The MAV on the ninth Contract Anniversary.........................$162,000
     Reduced by the GMDB adjusted partial withdrawal..............-   20,250
           .........................................................$141,750
The GMDB adjusted partial withdrawal for (2) and (3) above is equal to:
  The amount of the partial withdrawal....................$ 20,000
  Multiplied by the greater of a) or b) where:
     a) is one, and
     b) is the ratio of the death benefit divided by the Contract Value on the date of (but before) the partial withdrawal = $162,000/$160,000 =
       1.0125.............................................x 1.0125
  Total GMDB adjusted partial withdrawal..................$ 20,250
Therefore, the death benefit that would be payable as of the tenth
  Contract Anniversary is the $141,750 MAV.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

APPENDIX F - THE ORIGINAL CONTRACT
The Original Contract has different product features and expenses than the February 2007 Contract, as discussed in this appendix.

The Original Contract product features and expenses may include, but are not limited to the following.
o No restrictions on allocations of Purchase Payments to the FPAs.
o Annuity Option 6 was available for fixed and/or variable Annuity
  Payments.
o If an Owner requests variable Annuity Payments under Annuity Option 2,
  4, or 6 they can also take money out of the Contract during the Annuity Phase (take a liquidation).
o Liquidations during the Annuity Phase under Annuity Option 2 or 4 were subject to a commutation fee.
o Liquidations under Annuity Option 6 were subject to a withdrawal charge.
o There was no minimum or maximum on MVAs for partial transfers or partial withdrawals from the FPAs and the FPA guaranteed minimum value applied only upon a complete transfer or full withdrawal from the FPAs.
o The formula for the FPA guaranteed minimum value was different (please see the discussion that follows).
o The GWB was immediately available for exercise.
o The GWB terminated upon the earliest of Contract termination or the Income Date.
o The formula for all GMIB adjusted partial withdrawals was the same as the formula for GMIB adjusted partial withdrawals taken on or after the second Contract Anniversary for the Contract we currently offer (please see section 2, The Annuity Phase - GMIB Adjusted Partial Withdrawals).
o The formula for GAV adjusted partial withdrawals was the same as the formula for GAV adjusted partial withdrawals taken on or after the second Contract Anniversary for the Contract we currently offer (please see section 6, Guaranteed Account Value (GAV) Benefit - Calculating the GAV).
o The formula for GWB adjusted partial withdrawals was the same as the formula for GWB adjusted partial withdrawals taken on or after the second Contract Anniversary for the Contract we currently offer (please see section 9, Access to Your Money - Guaranteed Withdrawal Benefit (GWB)).
o The formula for GMDB adjusted partial withdrawals was different (please see the discussion that follows).


o The mortality and expense risk (M&E) charge for the Original Contract issued before June 22, 2007 is greater than the M&E charge for the Original Contract issued on or after June 22, 2007 and for the February 2007 Contract, as discussed in the Fee Tables and section 7, Expenses.


LIQUIDATIONS UNDER ANNUITY OPTION 2. LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. For the Original Contract, if you request variable Traditional Annuity Payments under this Annuity Option you may be able to take a liquidation during the Annuity Phase. You may request a liquidation while the Annuitant is alive and the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments selected. We will allow you to take a partial liquidation at least once each Contract Year starting five years after the Income Date. The liquidation value available to you is the present value of the remaining guaranteed number of variable Traditional Annuity Payments, based on the Annuity Payment's current value, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation. The total of all partial liquidations, measured as the sum of the percentages of the total liquidation value at the time of each partial liquidation, cannot exceed 75%. We will subtract a commutation fee from the amount you take out before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments will be restored to their original value as if no liquidations had taken place.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

LIQUIDATIONS UNDER OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. For the Original Contract, if you request variable Traditional Annuity Payments under this Annuity Option, you may be able to take a liquidation during the Annuity Phase. You may request a liquidation while at least one Annuitant is alive and the number of variable Annuity Payments made is less than the guaranteed number of payments elected. We will allow you to take a partial liquidation at least once each Contract Year starting five years after the Income Date. The liquidation value available to you is the present value of the remaining guaranteed number of variable Traditional Annuity Payments, based on the Annuity Payment's current value, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation. The total of all partial liquidations, measured as the sum of the percentages of the total liquidation value at the time of each partial liquidation, cannot exceed 75%. We will subtract a commutation fee from the amount you take out before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments will be restored to their original value as if no liquidations had taken place.

LIQUIDATIONS UNDER ANNUITY OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. For the Original Contract, if you request variable Traditional Annuity Payments under this Annuity Option, you may be able to take a liquidation during the Annuity Phase. You may request a liquidation at least once each Contract Year of up to 100% of the liquidation value in the Contract. The liquidation value is equal to the present value of the remaining variable Traditional Annuity Payments based on the Payment's current value, to the end of the period certain, using the selected AIR as the interest rate for the present value calculation. We will subtract a withdrawal charge from the amount you take out before we pay you the proceeds. We will process the liquidation within seven days after your written request is received in good order at our Service Center, reduced as set forth in the Contract. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining specified period certain by the percentage of the liquidation value withdrawn, including the withdrawal charge.

THE FPA GUARANTEED MINIMUM VALUE FOR THE ORIGINAL CONTRACT IS EQUAL TO:
The greater of (a) or (b) where:

  (a)= all allocations to the FPAs less partial withdrawals (including any withdrawal charges), Partial Annuitizations and transfers from the FPAs.
  (b)= 87.5% of all allocations to the FPAs, less all partial withdrawals (including any withdrawal charges), Partial Annuitizations, and transfers from the FPAs, accumulated at the FPA guaranteed minimum value interest rate specified in the Contract (which is 3%).

PLUS
       upon a full withdrawal, the amount of the withdrawal charge that we assign to the FPAs. We base this amount on the percentage of Contract Value in the FPAs (for example, if 25% of the Contract Value is in the FPAs, then upon a full withdrawal we would assign 25% of any withdrawal charge to the FPAs).

For the Original Contract, in no event will the Contract Value in a FPA after application of the MVA be less than the FPA guaranteed minimum value upon complete transfer or full withdrawal.

All partial withdrawals, Partial Annuitizations and transfers in this calculation of the FPA guaranteed minimum value for the Original Contract does not reflect any MVA.

COMMUTATION FEE/WITHDRAWAL CHARGE FOR LIQUIDATIONS ON THE ORIGINAL CONTRACT: If you request variable Traditional Annuity Payments under Annuity Option 2 or 4 you may be able to take a liquidation during the Annuity Phase. Liquidations are first allowed five years after the Income Date. If you take a liquidation under Annuity Option 2 or 4 we will assess a commutation fee against the amount you withdraw.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

COMMUTATION FEE DURING THE ANNUITY PHASE - THE ORIGINAL CONTRACT ONLY
(as a percentage of amount liquidated under variable traditional Annuity Option 2 or 4)

 NUMBER OF COMPLETE YEARS SINCE INCOME DATE CHARGE
                     5                        4%
                     6                        3%
                     7                        2%
              8 years or more                 1%

If you request variable Traditional Annuity Payments under Annuity Option 6 you may be able to take a liquidation during the Annuity Phase. If you take a liquidation under Annuity Option 6 we may assess a withdrawal charge against the amount you withdraw.

WITHDRAWAL CHARGE DURING THE ANNUITY PHASE - THE ORIGINAL CONTRACT ONLY
(as a percentage of amount liquidated under variable traditional Annuity Option
6)

 NUMBER OF COMPLETE YEARS SINCE RECEIPT OF PURCHASE PAYMENT CHARGE
                             0                                8%
                             1                                8%
                             2                                7%
                             3                                6%
                             4                                5%
                             5                                4%
                             6                                3%
                      7 years or more                         0%

In some states, the commutation fee or withdrawal charge for liquidations during the Annuity Phase is replaced with a charge equal to the difference of the present value of the remaining variable Traditional Annuity Payments in the guaranteed period/specified period certain at AIR and AIR plus 1%.

We assess the commutation fee and/or the withdrawal charge to cover lost revenue as well as internal costs incurred in conjunction with the liquidation.


THE GMDB ADJUSTED PARTIAL WITHDRAWAL FORMULA FOR THE ORIGINAL CONTRACT IS EQUAL
TO:  FPW + (RPW X GMDB)

FPW = The amount of the partial withdrawal (before any MVA) that together with any other previous partial withdrawals taken during the Contract Year does not exceed 12% of total Purchase Payments (the partial withdrawal privilege). However, if you take a traditional Partial Annuitization, the entire amount of Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in the RPW portion of this formula.
RPW  = The remaining amount of the partial withdrawal, including any applicable withdrawal charge, but the application of any MVA.
GMDB = The greater of one, or (a) divided by (b) where:
       (a)=the death benefit on the day of (but before) the partial withdrawal.
       (b)=the Contract Value on the day of (but before) the partial withdrawal, adjusted for any applicable MVA.

If you take a GMIB Partial Annuitization, the GMDB adjusted partial withdrawal formula for the Original Contract is the same as it is for the February 2007 Contract currently offered for sale in most states.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

APPENDIX G - WITHDRAWAL CHARGE EXAMPLES
All of the following examples assume you purchased a February 2007 Contract with an initial Purchase Payment of $100,000, you selected the Living Guarantees, and you made no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 12% of your total Purchase Payments, less previous withdrawals taken under the partial withdrawal privilege, GWB, or as a RMD payment in the same Contract Year, and before any MVA. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be at least $12,000 available under the partial withdrawal privilege. The maximum amount available under the GWB is the lesser of the partial withdrawal privilege ($12,000) or the remaining GWB value (total Purchase Payments less GWB adjusted partial withdrawals). There is no MVA to any of the withdrawals in the following examples.

FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN
  YOUR SELECTED INVESTMENT OPTIONS:
o You take a full withdrawal in the third Contract Year when the Contract
  Value is $90,000 and the withdrawal charge is 7%. You have taken no other withdrawals from the Contract.
o There are no Purchase Payments that are beyond the withdrawal charge period and the partial withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:
  The Withdrawal Charge Basis is total Purchase Payments, less any
  Purchase Payments withdrawn (excluding any penalty-free withdrawals),
  less any withdrawal charges = $100,000 - $0 - $0 =   $100,000
  Multiplied by the withdrawal charge.......................x       7%
       .....................................................$    7,000
Therefore, we would withdraw $90,000 from the Contract and pay you $83,000 ($90,000 less the $7,000 withdrawal charge). The full withdrawal will reduce the total amount available under the GWB to zero.

PARTIAL WITHDRAWAL UNDER THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A
  FULL WITHDRAWAL:
o You take a partial withdrawal of $9,000 in the third Contract Year. The total amount available under the partial withdrawal privilege at this time is $12,000. The $9,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. The partial withdrawal will reduce the total amount available under the GWB by $9,000.
o You take a full withdrawal in the fourth Contract Year when the Contract
  Value is $90,000 and the withdrawal charge is 6%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is total Purchase Payments, less any
  Purchase Payments withdrawn (excluding any penalty-free withdrawals),
  less any withdrawal charges = $100,000 - $0 - $0 =   $100,000
  Multiplied by the withdrawal charge.......................x       6%
       .....................................................$    6,000
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $84,000 ($90,000 less the $6,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $93,000. The full withdrawal will reduce the total amount available under the GWB to zero.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

PARTIAL WITHDRAWAL IN EXCESS OF THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED
  BY A FULL WITHDRAWAL:
o You take a partial withdrawal of $15,000 in the third Contract Year when the withdrawal charge is 7%. The total amount available under the partial withdrawal privilege at this time is $12,000, so $3,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:
  The amount you will receive that is subject to a withdrawal charge$3,000........................................................
  Divided by (1 minus the withdrawal charge percentage)..{divide} 0.93
  Total amount withdrawn........................................$3,226
  Total withdrawal charge (amount withdrawn minus the amount requested) =
     $3,226 - $3,000 =.........................................$   226
Therefore, we would withdraw $15,226 from the Contract and pay you $15,000. The partial withdrawal will reduce the GWB by a minimum of $15,226. The reduction will be greater if the Contract Value on the day of (but before) the partial withdrawal is less than $100,000.

o Continuing the example, assume you take a full withdrawal in the fourth Contract Year when the Contract Value is $90,000 and the withdrawal charge is 6%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.
We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is total Purchase Payments, less any
  Purchase Payments withdrawn (excluding any penalty-free withdrawals),
  less any withdrawal charges = $100,000 - $3,000 - $226 =   $96,774
  Multiplied by the withdrawal charge........................x      6%
       .......................................................$  5,806
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $84,194 ($90,000 less the $5,806 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $99,194. The full withdrawal will reduce the total amount available under the GWB to zero.

A SERIES OF PARTIAL WITHDRAWALS UNDER THE PARTIAL WITHDRAWAL PRIVILEGE
  FOLLOWED BY A FULL WITHDRAWAL:
o You take the maximum amount available under the partial withdrawal privilege each year in the third, fourth, and fifth Contract Years (total distributions = $36,000). The $36,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. These partial withdrawals are guaranteed by the GWB, and will reduce the GWB by $36,000. The total amount available under the GWB after these partial withdrawals is equal to
$100,000 - $36,000 = $64,000.
o In the sixth Contract Year, the Contract Value is $11,000 and the maximum amount available under the GWB is $12,000. If you withdraw $12,000 under the GWB in the sixth Contract Year, your Contract Value would drop to zero, but you could continue to take $12,000 each year for the next four years and then make a final withdrawal of $4,000 in the eleventh Contract Year without incurring a withdrawal charge.


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits, and (if applicable) the GMIB value of a Contract change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:
  PUBLIC REFERENCE SECTION OF THE COMMISSION
  100 F Street, NE
  Washington, DC 20549

You can contact us at:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  5701 Golden Hills Drive
  Minneapolis, MN 55416
  (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  P.O. Box 561
  Minneapolis, MN 55440-0561
  (800) 624-0197


 The Allianz High Five[{R}] Variable Annuity Contract Prospectus -
                  April 27, 2009, as revised October 26, 2009

                      STATEMENT OF ADDITIONAL INFORMATION
                             ALLIANZ HIGH FIVE[TM]
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                   ISSUED BY
    ALLIANZ LIFE[{R}] VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                      AND
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                          (ALLIANZ LIFE, WE, US, OUR)


                  APRIL 27, 2009, AS REVISED OCTOBER 26, 2009


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                            5701 Golden Hills Drive
                             Minneapolis, MN 55416
                                 (800) 624-0197

                               TABLE OF CONTENTS
                  ALLIANZ LIFE.........................2
                  EXPERTS..............................2
                  LEGAL OPINIONS.......................2
                  DISTRIBUTOR..........................2
                  REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE3
                  FEDERAL TAX STATUS...................3
                   General.............................3
                   Diversification.....................4
                   Owner Control.......................4
                   Contracts Owned by Non-Individuals..5
                   Income Tax Withholding..............5
                   Required Distributions..............5
                   Qualified Contracts.................6
                  GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS7
                  ANNUITY PROVISIONS..................13
                   Annuity Units/Calculating Variable Annuity Payments14
                  MORTALITY AND EXPENSE RISK GUARANTEE14
                  FINANCIAL STATEMENTS................14
                  APPENDIX - CONDENSED FINANCIAL INFORMATION15


                                                                HIGHFIVESAI-1009

   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2008 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2008 and 2007 and for each of the years in the three-year period ended December 31, 2008, included in this SAI in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2008 financial statements and supplemental schedules of Allianz Life Insurance Company of North America refers to an adoption of Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective January 1, 2008. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

CALENDAR YEAR      AGGREGATE AMOUNT OF        AGGREGATE AMOUNT OF COMMISSIONS RETAINED BY ALLIANZ LIFE FINANCIAL AFTER PAYMENTS TO
                   COMMISSIONS PAID TO                                           SELLING FIRMS
                 ALLIANZ LIFE FINANCIAL
    2006          $207,968,987.55                                            $0
    2007          $218,444,880.80                                            $0
    2008          $198,319,091.42                                            $0

We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling", in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,112 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 47 firms. These payments vary in amount. In 2008, the five firms receiving the largest payments, ranging from $522,495 to $2,345,992, are listed below. Marketing support


   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009
payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

     FIRM NAME
----------------------------------
 1   LPL Financial Network
 2   AIG Advisor Group
 3   National Planning Holdings
 4   H D Vest Investment Services
 5   Wachovia Securities

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the


   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-
5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:
o no more than 55% of the value of the total assets of the Investment
  Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment
  Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment
  Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment
  Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not


   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009
give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.


   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 8, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 8, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.


   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS
To make the GAV Benefit available we monitor your Contract Value daily and periodically transfer amounts between your selected Investment Options and the FPAs. We determine the amount and timing of GAV Transfers between the Investment Options and the FPAs according to a mathematical model.

The mathematical model uses the following formula to compute d, the percentage of Contract Value to be allocated to the Investment Options:
d = N{[ ln (C / G) + (r + s[2 ]/ 2) {multiply} t] / [s {multiply} {radical}t]}

where:
 NOTATION DESCRIPTION
-------------------------------------------------------------
    C     Contract Value
    G     Adjusted Guarantee
    r     Credited Rate
    s     Adjusted Volatility
    t     Time Remaining
    d     Percentage of Contract Value in Investment Options
    N     Cumulative Standard Normal Distribution function
    ln    Natural Logarithm function
Following is a more detailed discussion of the values used in the formula.
The CONTRACT VALUE includes Contract Value both in the Investment Options and in the FPAs.

The ADJUSTED GUARANTEE for a given GAV is the dollar value of the GAV adjusted upward to reflect the current anticipated price of the guarantee. This adjustment takes into account the following factors: the time (in years) until the guarantee (the GAV) becomes available; the rate currently credited to the FPAs; and the current Contract Value as compared to the GAV. In mathematical terms, the adjusted guarantee (G) equals g multiplied by w, where g represents the dollar value of the GAV, and w is a factor that we use to incorporate the current anticipated price of the guarantee into the GAV Benefit.

o w is based upon a guarantee ratio, m, that we use to measure how "low" a Contract Value is relative to the GAV.
o m is the ratio of (a) the difference of the GAV minus the Contract
  Value, and (b) the difference of the GAV minus the present value of the GAV, discounted for the time (in years) until the GAV becomes available, at the interest rate credited to the FPAs. In mathematical terms, m = (g - C) / [g - (g / (1 + r)[t])]. The value of w and the corresponding guarantee ratio, m, are presented in Table 1 which appears later in this section. The values for w set forth in Table 1 are established on the Issue Date and are not changed for the life of the Contract. The values for w may change, however, for new Contracts issued in the future.

The CREDITED RATE is the interest rate credited to the currently available FPA. The interest rate will never be less than the guaranteed rate stated in your Contract.

The ADJUSTED VOLATILITY represents the volatility of the returns of Contract Value for all in force Contracts-that is, all Separate Account assets plus all general account assets that are allocated to the FPAs. This number is fixed at Contract issue and will not change for the duration of the Contract. However we may change the number for new Contracts issued in the future. You may contact our Service Center to find out the Adjusted Volatility number that applies to your Contract.

The TIME REMAINING for a given GAV is the number of years (including any fraction) which remain until that GAV is applied and any True Up based on that GAV is made.

The PERCENTAGE OF CONTRACT VALUE to be allocated to the Investment Options is computed for each future GAV. Ultimately the allocation for a Contract takes into account each future GAV, the limit on allocations to the FPAs during the first two Contract Years, and whether the allocation materially differs from previously computed allocations.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.


   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

The mathematical model uses d as follows.
If you have not reset the GAV, then during the first Contract Year there is one GAV available on the fifth Contract Anniversary, during the second Contract Year there is a second GAV available on sixth Contract Anniversary, and so on. Beginning with the fifth Contract Year there are five future GAVs, each available on a different Contract Anniversary.

We compute d for each future GAV (which can be as many as five). We take the smallest of these ds and execute a GAV Transfer based on the following.

o Whether the allocation differs sufficiently from the allocation we previously computed according to a specified margin that is set on the issue date and cannot be changed for the life of the Contract. (You may contact our Service Center to find out the margin that applies to your Contract.)
o Whether a GAV Transfer would exceed the limit of 50% of Purchase
  Payments that exists in the first two Contract Years.
o The number of transfers which have already occurred.

If you have not reset the GAV, then:
o At issue we compute d and use it as a baseline for comparison with allocations we compute on subsequent Business Days.
o After issue, and before the first GAV Transfer to the FPAs, on each Business Day we compute d and execute a GAV Transfer to the FPAs if d is lower than the baseline by more than the specified margin.
o After issue, and after the first GAV Transfer to the FPAs has already occurred, on each Business Day we compute d and will execute a GAV Transfer to the FPAs if d is lower than or higher than the baseline by the specified margin. If d is sufficiently below the baseline, the GAV Transfer will be to the FPAs. If d is sufficiently above the baseline, the GAV Transfer will be to the Investment Options.

If you have reset the GAV, then:
o On the reset date, we compute d and use it as a baseline for comparison with allocations we compute on subsequent Business Days.
o After the reset date, and before the first GAV Transfer to the FPAs that occurs after the reset date, on each Business Day we compute d and execute a GAV Transfer to the FPAs if d is lower than the baseline by more than the specified margin.
o After the reset date, and after the first GAV Transfer to the FPAs that occurs after the reset date, on each Business Day we compute d and execute a GAV Transfer to the FPAs if d is lower than or higher than the baseline by the specified margin. If d is sufficiently below the baseline, the GAV Transfer will be to the FPAs. If d is sufficiently above the baseline, the GAV Transfer will be to the Investment Options.

EXAMPLE 1: At issue, establish the baseline.

You purchase a February 2007 Contract with a single Purchase Payment of $100,000. The GAV is $100,000, which will become available on the fifth anniversary. Assume the following additional values.
o The interest rate credited to the ten-year FPA is 3%.
o The adjusted volatility of the Investment Options you selected is 16%.
o The specified margin is 5%.

For this example we have:
 VARIABLE  VALUE           DESCRIPTION
-----------------------------------------------
    C     $100,000 Contract Value
    g     $100,000 The dollar value of the GAV
    r       0.03   Credited Rate
    s       0.16   Adjusted Volatility
    t        5     Time Remaining


   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

First, we compute m and w and G as follows.

m = (g - C) / [g - (g / (1 + r)[t])]

= ($100,000 - $100,000) / [$100,000 - ($100,000 / (1 + 0.03)[5])]

= 0 / [$100,000 - ($100,000 / 1.159274)]

= 0 / [$100,000 - $86,260.88]

= 0 / $13,739.12

= 0

We use the value of m (which is zero) to look up this value of w in Table 1 (which appears later in this section) and find that w is 1.08. The Adjusted Guarantee G is w {multiply} g; or 1.08 {multiply} $100,000 = $108,000.

Now, we compute d as follows.
d = N{[ln (C / G) + (r + s[2 ]/ 2) {multiply} t] / [s {multiply} {radical}t]}

= N{[ln ($100,000 / $108,000) + (0.03 + 0.16[2 ]/ 2) {multiply} 5] / [0.16
{multiply} {radical}5]}

= N{[ln (0.925926) + 0.0428 {multiply} 5] / [0.16 {multiply} 2.236068]}

= N{[-0.076961 + 0.214] / [0.357771]}

= N{0.383036}

= 0.649153 (approximately 65%).

Thus, at issue, the mathematical model has established a baseline allocation to the Investment Options of about 65% of Contract Value.

Starting at issue we compute d daily and compare it to the baseline allocation. Before the first GAV Transfer, the mathematical model will call for no allocation to the FPAs until d on a given day falls below the baseline by more than the specified margin of 5%.

EXAMPLE 2: The first GAV Transfer to the FPAs.

Continuing Example 1, assume that 6 months after issue there have been no GAV Transfers and that the Contract Value has fallen to $96,990.

Since there have been no GAV Transfers, the baseline remains 0.649153 (approximately 65%), as computed in Example 1.

For this example we have:
 VARIABLE  VALUE           DESCRIPTION
-----------------------------------------------
    C     $96,990  Contract Value
    g     $100,000 The dollar value of the GAV
    r       0.03   Credited Rate
    s       0.16   Adjusted Volatility
    t       4.5    Time Remaining

First, we compute m and w and G as follows.

m = (g - C) / [g - (g / (1 + r)[t])]

= ($100,000 - $96,990) / [$100,000 - ($100,000 / (1 + 0.03)[4.5])]

= $3,010 / [$100,000 - ($100,000 / 1.142267)]

= $3,010 / [$100,000 - $87,543.23]

= $3,010 / $12,454.77

= 0.241674

We use the value of m (which is 0.241674) to look up this value of w in Table 1 and find that w is 1.08. The Adjusted Guarantee G is w {multiply} g; or 1.08 {multiply} $100,000 = $108,000.



   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

Now we compute d as follows.
d = N{[ln (C / G) + (r + s[2 ]/ 2) {multiply} t] / [s {multiply} {radical}t]}

= N{[ln ($96,990 / $108,000) + (0.03 + 0.16[2 ]/ 2) {multiply} 4.5] / [0.16
{multiply} {radical}4.5]}

= N{[ln (0.898056) + 0.0428 {multiply} 4.5] / [0.16 {multiply} 2.121320]}

= N{[ -0.107523 + 0.1926] / [0.339411]}

= N{0.250659}

= 0.598961 (approximately 60%).

As computed, d is less than the baseline by 0.598961 - 0.649153 = -0.050192, or approximately -5.02%. Since there have been no previous GAV Transfers, and since d is lower than the baseline by more than the specified margin of 5%, the mathematical model calls for an first GAV Transfer to the FPAs.

The amount of the transfer will be such that, after the transfer, the percentage Contract Value in the variable Investment Options is d, approximately 60%.

The mathematical model calls for 0.598961 {multiply} $96,990 = $58,093.26 to be allocated to the Investment Options and the remaining Contract Value ($96,990 - $58,093.26 = $38,896.74) to be allocated to the FPAs. The GAV Transfer to the FPAs in the amount of $38,896.74 represents approximately 40.10% (i.e., $38,896.74 / $96,990) of Contract Value.

We establish a new baseline allocation for this Contract equal to d, or 0.598961.

EXAMPLE 3: An additional GAV Transfer to the Investment Options.

Continuing Examples 1 and 2, assume that 10 months after issue the Contract has experienced only the single GAV Transfer of Example 2 (no additional GAV Transfers have occurred) and that the Contract Value has risen to $102,470.

Because there have been no GAV Transfers since that of Example 2, the baseline remains at 0.598961.

In this example we have:
 VARIABLE  VALUE           DESCRIPTION
-----------------------------------------------
    C     $102,470 Contract Value
    g     $100,000 The dollar value of the GAV
    r       0.03   Credited Rate
    s       0.16   Adjusted Volatility
    t     4.166667 Time Remaining

First, we compute m and w and G as follows.

m = (g - C) / [g - (g / (1 + r)[t])]

= ($100,000 - $102,470) / [$100,000 - ($100,000 / (1 + 0.03)[4.166667])]

= -$2,470 / [$100,000 - ($100,000 / 1.131067 )]

= -$2,470 / [$100,000 - $88,412.07]

= -$2,470 / $11,587.93

= -0.213153

We use the value of m (which is -0.213153) to look up this value of w in Table 1 and find that w is 1.08. The Adjusted Guarantee G is w {multiply} g; or 1.08 {multiply} $100,000 = $108,000.

d = N{[ln (C / G) + (r + s[2 ]/ 2) {multiply} t] / [ s {multiply} {radical}t]}

= N{[ln ($102,470 / $108,000) + ( 0.03 + 0.16[2 ]/ 2) {multiply} 4.166667] / [
0.16 {multiply} {radical}4.166667]}

= N{[ln (0.948796) + 0.0428 {multiply} 4.166667] / [0.16 {multiply} 2.041241]}

= N{[-0.052561 + 0.178333] / [0.326599]}

= N{0.385097}

= 0.649917 (approximately 65%).

As computed, d differs from the baseline by 0.649917 - 0.598961 = 0.050956 or approximately 5.10%. Because d differs from the baseline by more than the specified margin of 5%, the mathematical model calls for a GAV Transfer. Because d is higher than the baseline, the GAV Transfer will be to the Investment Options.

The amount of the transfer will be such that after the transfer the percentage of Contract Value in the variable Investment Options is d, namely 64.99%.



   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

The mathematical model calls for 0.649917 {multiply} $102,470 = $66,597.02 to be allocated to the Investment Options and the remaining $102,470 - $66,597.02 = $35,872.98 to be allocated to the FPAs.

As four months have passed since the first GAV Transfer into the FPAs, the amount of Contract Value in the FPAs is $38,896.74 {multiply} 1.03[4/12] = $39,281.88.

The GAV Transfer to the Investment Options in the amount of $39,281.88 - $35,872.98 = $3,408.90 represents approximately 3.33% (i.e., $3,408.90 /
$102,470) of Contract Value.

We establish a new baseline allocation for this Contract equal to d, or 0.649917.

EXAMPLE 4: Expanding on the computation of w.

In the first three examples w has always been 1.08. This example shows how w may differ from 1.08. Assume the following:
 VARIABLE  VALUE           DESCRIPTION
-----------------------------------------------
    C     $85,111  Contract Value
    g     $100,000 The dollar value of the GAV
    r       0.03   Credited Rate
    t        2     Time Remaining

In this example we compute m and w and G as follows.

m = (g - C) / [g - (g / (1 + r) [t] )]

= ($100,000 - $85,111) / [$100,000 - ($100,000 / (1 + 0.03) [2] )]

= $14,889 / [$100,000 - ($100,000 / 1.060900)]

= $14,889 / [$100,000 - $94,259.59]

= $14,889 / $5,740.41

= 2.593718

This value of m falls between 2.55 and 2.60 in Table 1. Therefore w will fall between the two corresponding values of w, namely 2.0958 and 2.1558. Linear interpolation reveals w to be approximately 2.148261. The Adjusted Guarantee G is w {multiply} g; or 2.148261 {multiply} $100,000 = $214,826.10.

d = N{[ln (C / G) + (r + s[2 ]/ 2) {multiply} t] / [s {multiply} {radical}t]}

= N{[ln ($85,111 / $214,826.10) + (0.03 + 0.16[2 ]/ 2) {multiply} 2] / [0.16
{multiply} {radical}2]}

= N{[ln (0.396186) + 0.0428 {multiply} 2] / [0.16 {multiply} 1.414214]}

= N{[ -0.925873 + 0.085600] / [0.226274]}

= N{-3.713515}

= 0.000102 (approximately 0%).

This low value of d results both because the Contract Value of $84,111 is substantially lower than the initial GAV of $100,000, and only two years remain before this GAV becomes available. Therefore the mathematical model calls for an allocation of 0.01% of Contract Value to the Investment Options, and an allocation of 99.99% of Contract Value to the FPAs. Note that the model will not call for a GAV Transfer unless d differs from the previously established baseline by more than the specified margin (in these examples, 5%). Note also that GAV Transfers to the FPAs will happen more often and there may be more Contract Value allocated to the FPAs, than if we had not applied the adjustment.

In practice it is unlikely that the Contract Value would fall so far below the GAV, because as a Contract Value falls toward and below the GAV, the mathematical model calls for increasing allocations to the FPAs. Such allocations mitigate the decline in the Contract Value relative to the decline in the values of the Investment Options. However, in the event of a one-day market crash, a Contract Value may fall precipitously relative to the guarantee and such a low d could result. Additionally, when there is very little time remaining until the GAV becomes available, such a low d may result even if the Contract Value is not much lower than the guarantee.


   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

TABLE 1

We compute the Adjusted Guarantee to be the product of the guarantee times w:
G = g {multiply} w

where w is derived from the following table based on m. In turn m is given by: m = (g - C) / [g - (g / (1 + r)[t])]

where:
 NOTATION                DESCRIPTION
----------------------------------------------------
 w        Worth Adjustment Applied to the Guarantee
 m        Guarantee Ratio
 G        Adjusted Guarantee
 C        Contract Value
 g        The dollar value of the GAV
 r        Credited Rate
 t        Time Remaining

For any m less than 0.725, use w = 1.08. For any m greater than five, use w = 8.6650.


   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

   M     W      M     W      M    W
---------------------------------------
 0.000 1.0800  1.50 1.2893  3.5 3.6812
 0.700 1.0800  1.55 1.3114  3.6 3.9095
---------------           --
 0.725 1.0800  1.60 1.3349  3.7 4.1510
 0.750 1.0827  1.65 1.3597  3.8 4.4060
 0.775 1.0867  1.70 1.3860  3.9 4.6751
 0.800 1.0909  1.75 1.4137  4.0 4.9584
             --------------------------
 0.825 1.0951  1.80 1.4430  4.1 5.2565
 0.850 1.0996  1.85 1.4738  4.2 5.5696
 0.875 1.1042  1.90 1.5062  4.3 5.8983
 0.900 1.1089  1.95 1.5402  4.4 6.2428
 0.925 1.1139  2.00 1.5760  4.5 6.6036
             --------------------------
 0.950 1.1190  2.05 1.6135  4.6 6.9811
 0.975 1.1243  2.10 1.6529  4.7 7.3755
 1.000 1.1298  2.15 1.6940  4.8 7.7874
---------------           --
 1.025 1.1355  2.20 1.7371  4.9 8.2171
 1.050 1.1414  2.25 1.7821  5.0 8.6650
             ---------------
 1.075 1.1475  2.30 1.8291
 1.100 1.1538  2.35 1.8782
---------------           --
 1.125 1.1604  2.40 1.9294
 1.150 1.1671  2.45 1.9826
 1.175 1.1742  2.50 2.0381
             ---------------
 1.200 1.1814  2.55 2.0958
---------------           --
 1.225 1.1889  2.60 2.1558
 1.250 1.1966  2.65 2.2182
 1.275 1.2046  2.70 2.2829
 1.300 1.2129  2.75 2.3500
----------------------------
 1.325 1.2214  2.80 2.4196
 1.350 1.2303  2.85 2.4918
 1.375 1.2394  2.90 2.5665
 1.400 1.2487  2.95 2.6438
---------------           --
 1.425 1.2584  3.00 2.7238
             ---------------
 1.450 1.2684  3.05 2.8065
 1.475 1.2787  3.10 2.8920
 1.500 1.2893  3.15 2.9803
               3.20 3.0714
               3.25 3.1655
             ---------------
               3.30 3.2625
               3.35 3.3626
               3.40 3.4657
               3.45 3.5718
               3.50 3.6812

ANNUITY PROVISIONS
We base Traditional Annuity Payments upon the following:
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
o The adjusted Contract Value (Contract Value adjusted for any MVA) on the Income Date.
o The Annuity Option you select.
o The age of the Annuitant and any joint Annuitant.
o The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Traditional Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments you elect to receive.


   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o divide by the assumed net investment factor for the current Business
  Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 3%, 5% or 7% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2008 included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2008 are also included herein.


   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

APPENDIX - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts is found in Appendix B to the prospectus. AUV information listing the additional combinations of charges is found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

KEY TO BENEFIT OPTION*                                                      SEPARATE ACCOUNT ANNUAL EXPENSES
CON 1. Allianz High Five - Original Contract issued before June 22, 2007 or              1.40%
       May 2005 Contract with the  GMDB.....................
CON 2. Allianz High Five - Original Contract issued before June 22, 2007 or              1.60%
       May 2005 Contract with the  GMDB.....................


The following Investment Options commenced operations under this Contract after December 31, 2008. Therefore, no AUV information is shown for them: AZL Balanced Index Strategy Fund; AZL International Index Fund; and AZL Moderate Index Strategy Fund.

(Number of Accumulation Units in thousands)

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL AIM International Equity Fund
CON 1  1.40%
 12/31/2002    N/A  8.084        0
 12/31/2003  8.084 10.135      245
 12/31/2004 10.135 12.205      707
 12/31/2005 12.205 14.005     1347
 12/31/2006 14.005 17.546     2066
 12/31/2007 17.546 19.830     1815
 12/31/2008 19.830 11.438      333
CON 2  1.60%
 12/31/2002    N/A  8.069        0
 12/31/2003  8.069 10.097      104
 12/31/2004 10.097 12.135      378
 12/31/2005 12.135 13.897      818
 12/31/2006 13.897 17.375     1136
 12/31/2007 17.375 19.598     1128
 12/31/2008 19.598 11.281      205
AZL BlackRock Capital Appreciation Fund
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.967      918
 12/31/2006 11.967 11.987      742
 12/31/2007 11.987 13.110      624
 12/31/2008 13.110  8.225      147
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.951      318
 12/31/2006 11.951 11.947      478
 12/31/2007 11.947 13.040      327
 12/31/2008 13.040  8.165       85

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Columbia Mid Cap Value Fund
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.077      332
 12/31/2007 10.077 10.319      390
 12/31/2008 10.319  4.869       86
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.063       99
 12/31/2007 10.063 10.284      169
 12/31/2008 10.284  4.843       59
AZL Columbia Small Cap Value Fund
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.058      583
 12/31/2005 12.058 12.294     1044
 12/31/2006 12.294 13.748     1023
 12/31/2007 13.748 12.439      676
 12/31/2008 12.439  8.330      153
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.042      373
 12/31/2005 12.042 12.253      533
 12/31/2006 12.253 13.675      574
 12/31/2007 13.675 12.348      338
 12/31/2008 12.348  8.253       71

   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Davis NY Venture Fund
CON 1  1.40%
 12/31/2002    N/A  7.808        0
 12/31/2003  7.808  9.965      366
 12/31/2004  9.965 10.864     3110
 12/31/2005 10.864 11.750     5647
 12/31/2006 11.750 13.199     6945
 12/31/2007 13.199 13.555     5608
 12/31/2008 13.555  7.952     1979
CON 2  1.60%
 12/31/2002    N/A  7.683        0
 12/31/2003  7.683  9.786      473
 12/31/2004  9.786 10.647     2067
 12/31/2005 10.647 11.493     3436
 12/31/2006 11.493 12.884     4000
 12/31/2007 12.884 13.205     3167
 12/31/2008 13.205  7.732     1172
AZL Dreyfus Equity Growth Fund
CON 1  1.40%
 12/31/2002    N/A  7.193        0
 12/31/2003  7.193  8.813      520
 12/31/2004  8.813  9.361     1378
 12/31/2005  9.361  9.652     1669
 12/31/2006  9.652 10.749     2144
 12/31/2007 10.749 11.526     3281
 12/31/2008 11.526  6.634      645
CON 2  1.60%
 12/31/2002    N/A  6.993        0
 12/31/2003  6.993  8.550      362
 12/31/2004  8.550  9.064      665
 12/31/2005  9.064  9.327      811
 12/31/2006  9.327 10.366      974
 12/31/2007 10.366 11.094     2138
 12/31/2008 11.094  6.372      429
AZL Eaton Vance Large Cap Value Fund
CON 1  1.40%
 12/31/2002    N/A  7.387        1
 12/31/2003  7.387  9.508     1643
 12/31/2004  9.508 10.980     5101
 12/31/2005 10.980 11.253     7280
 12/31/2006 11.253 12.846     7045
 12/31/2007 12.846 12.386     6978
 12/31/2008 12.386  7.794     1421
CON 2  1.60%
 12/31/2002    N/A  7.251        0
 12/31/2003  7.251  9.314     1537
 12/31/2004  9.314 10.735     3718
 12/31/2005 10.735 10.980     5006
 12/31/2006 10.980 12.509     4847
 12/31/2007 12.509 12.037     4338
 12/31/2008 12.037  7.559      853
AZL Franklin Small Cap Value Fund
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.718      385
 12/31/2004 12.718 15.437     1737
 12/31/2005 15.437 16.293     2976
 12/31/2006 16.293 18.544     3644
 12/31/2007 18.544 17.485     2450
 12/31/2008 17.485 11.426      582

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.701      484
 12/31/2004 12.701 15.385     1683
 12/31/2005 15.385 16.206     2307
 12/31/2006 16.206 18.408     2444
 12/31/2007 18.408 17.323     1700
 12/31/2008 17.323 11.297      375
AZL Fusion Balanced Fund
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.630     2932
 12/31/2006 10.630 11.477     4889
 12/31/2007 11.477 12.121     4984
 12/31/2008 12.121  8.672     1225
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.615     1353
 12/31/2006 10.615 11.439     2265
 12/31/2007 11.439 12.057     2418
 12/31/2008 12.057  8.609      525
AZL Fusion Growth Fund
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.105     4341
 12/31/2006 11.105 12.288    10396
 12/31/2007 12.288 12.813     8739
 12/31/2008 12.813  7.715     1841
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.090     3323
 12/31/2006 11.090 12.247     6346
 12/31/2007 12.247 12.745     5304
 12/31/2008 12.745  7.658      988
AZL Fusion Moderate Fund
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.808     5644
 12/31/2006 10.808 11.800    11618
 12/31/2007 11.800 12.396    11909
 12/31/2008 12.396  8.219     1996
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.793     3282
 12/31/2006 10.793 11.760     6079
 12/31/2007 11.760 12.330     5010
 12/31/2008 12.330  8.159      943

   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL JPMorgan U.S. Equity Fund
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.759     1410
 12/31/2005 10.759 11.188     1939
 12/31/2006 11.188 12.643     2055
 12/31/2007 12.643 12.939     1682
 12/31/2008 12.939  7.824      366
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.744      968
 12/31/2005 10.744 11.151     1252
 12/31/2006 11.151 12.576     1255
 12/31/2007 12.576 12.845      939
 12/31/2008 12.845  7.751      190
AZL MFS Investors Trust Fund
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.246     1890
 12/31/2006 12.246 13.620     2731
 12/31/2007 13.620 14.871     2601
 12/31/2008 14.871  8.782     1032
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.229      715
 12/31/2006 12.229 13.575     1475
 12/31/2007 13.575 14.792     1355
 12/31/2008 14.792  8.718      622
AZL Money Market Fund
CON 1  1.40%
 12/31/2002    N/A 10.521        0
 12/31/2003 10.521 10.410     1880
 12/31/2004 10.410 10.334     4173
 12/31/2005 10.334 10.453     5168
 12/31/2006 10.453 10.766     6819
 12/31/2007 10.766 11.125     6663
 12/31/2008 11.125 11.238     4232
CON 2  1.60%
 12/31/2002    N/A 10.463        0
 12/31/2003 10.463 10.332     1447
 12/31/2004 10.332 10.236     2150
 12/31/2005 10.236 10.333     3170
 12/31/2006 10.333 10.621     2737
 12/31/2007 10.621 10.954     2908
 12/31/2008 10.954 11.043     2174
AZL OCC Opportunity Fund
CON 1  1.40%
 12/31/2002    N/A  8.014        6
 12/31/2003  8.014 12.805      603
 12/31/2004 12.805 13.607     1357
 12/31/2005 13.607 14.100     1346
 12/31/2006 14.100 15.528     1398
 12/31/2007 15.528 16.672     1184
 12/31/2008 16.672  8.688      223

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
CON 2  1.60%
 12/31/2002    N/A  8.060        0
 12/31/2003  8.060 12.853      411
 12/31/2004 12.853 13.631      982
 12/31/2005 13.631 14.096      887
 12/31/2006 14.096 15.493      885
 12/31/2007 15.493 16.601      807
 12/31/2008 16.601  8.633      129
AZL S&P 500 Index Fund
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.882      258
 12/31/2008  9.882  6.079     1554
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.869       32
 12/31/2008  9.869  6.058      613
AZL Schroder Emerging Markets Equity Fund
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.472     1100
 12/31/2007 10.472 13.455     2020
 12/31/2008 13.455  6.384      877
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.458      455
 12/31/2007 10.458 13.410      898
 12/31/2008 13.410  6.350      509
AZL Small Cap Stock Index Fund
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.329       56
 12/31/2008  9.329  6.353      925
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.317       18
 12/31/2008  9.317  6.331      485

   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Turner Quantitative Small Cap Growth Fund
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.125      407
 12/31/2006 11.125 12.211      563
 12/31/2007 12.211 12.772      358
 12/31/2008 12.772  7.135       82
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.110      238
 12/31/2006 11.110 12.171      251
 12/31/2007 12.171 12.704      144
 12/31/2008 12.704  7.082       48
AZL Van Kampen Equity and Income Fund
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.810     2159
 12/31/2005 10.810 11.380     4060
 12/31/2006 11.380 12.627     5108
 12/31/2007 12.627 12.832     4227
 12/31/2008 12.832  9.627      802
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.795     1275
 12/31/2005 10.795 11.342     2394
 12/31/2006 11.342 12.560     2742
 12/31/2007 12.560 12.738     2186
 12/31/2008 12.738  9.537      464
AZL Van Kampen Global Real Estate Fund
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.052      973
 12/31/2007 12.052 10.852      803
 12/31/2008 10.852  5.796      167
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.036      596
 12/31/2007 12.036 10.815      616
 12/31/2008 10.815  5.765      167
AZL Van Kampen Growth and Income Fund
CON 1  1.40%
 12/31/2002    N/A  8.131        0
 12/31/2003  8.131 10.219      955
 12/31/2004 10.219 11.469     2635
 12/31/2005 11.469 12.355     3937
 12/31/2006 12.355 14.121     3999
 12/31/2007 14.121 14.291     3027
 12/31/2008 14.291  9.462      665

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
CON 2  1.60%
 12/31/2002    N/A  8.024        0
 12/31/2003  8.024 10.065     1298
 12/31/2004 10.065 11.273     2179
 12/31/2005 11.273 12.120     3088
 12/31/2006 12.120 13.824     3201
 12/31/2007 13.824 13.963     2306
 12/31/2008 13.963  9.226      502
AZL Van Kampen International Equity Fund
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.274      330
 12/31/2004 12.274 13.581     1682
 12/31/2005 13.581 14.952     3430
 12/31/2006 14.952 17.878     4358
 12/31/2007 17.878 19.359     3276
 12/31/2008 19.359 13.637      708
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.258      362
 12/31/2004 12.258 13.535     1758
 12/31/2005 13.535 14.872     2985
 12/31/2006 14.872 17.748     3402
 12/31/2007 17.748 19.179     2761
 12/31/2008 19.179 13.483      576
AZL Van Kampen Mid Cap Growth Fund
CON 1  1.40%
 12/31/2002    N/A  7.112        0
 12/31/2003  7.112  9.007      394
 12/31/2004  9.007 10.767     1300
 12/31/2005 10.767 12.480     2585
 12/31/2006 12.480 13.440     3011
 12/31/2007 13.440 16.193     3724
 12/31/2008 16.193  8.220      778
CON 2  1.60%
 12/31/2002    N/A  6.877        0
 12/31/2003  6.877  8.692      529
 12/31/2004  8.692 10.370      730
 12/31/2005 10.370 11.996     1542
 12/31/2006 11.996 12.893     1794
 12/31/2007 12.893 15.503     2295
 12/31/2008 15.503  7.854      466


BlackRock Global Allocation V.I. Fund
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.919      505
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.909      163


   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Davis VA Financial Portfolio
CON 1  1.40%
 12/31/2002    N/A  9.652        0
 12/31/2003  9.652 12.578      317
 12/31/2004 12.578 13.683      853
 12/31/2005 13.683 14.624      941
 12/31/2006 14.624 17.090     1116
 12/31/2007 17.090 15.832      679
 12/31/2008 15.832  8.373      187
CON 2  1.60%
 12/31/2002    N/A  9.496        0
 12/31/2003  9.496 12.350      303
 12/31/2004 12.350 13.408      751
 12/31/2005 13.408 14.301      842
 12/31/2006 14.301 16.679      914
 12/31/2007 16.679 15.421      594
 12/31/2008 15.421  8.140      148
Davis VA Value Portfolio
CON 1  1.40%
 12/31/2002    N/A  7.967        0
 12/31/2003  7.967 10.193     1414
 12/31/2004 10.193 11.291     2337
 12/31/2005 11.291 12.186     2001
 12/31/2006 12.186 13.819     1702
 12/31/2007 13.819 14.258     1360
 12/31/2008 14.258  8.390      273
CON 2  1.60%
 12/31/2002    N/A  7.778        1
 12/31/2003  7.778  9.932     1036
 12/31/2004  9.932 10.979     1674
 12/31/2005 10.979 11.826     1360
 12/31/2006 11.826 13.385     1153
 12/31/2007 13.385 13.782      882
 12/31/2008 13.782  8.094      163
Franklin Global Real Estate Securities Fund
CON 1  1.40%
 12/31/2002    N/A 29.645        0
 12/31/2003 29.645 39.683      234
 12/31/2004 39.683 51.573      906
 12/31/2005 51.573 57.711     1368
 12/31/2006 57.711 68.626     1101
 12/31/2007 68.626 53.550      691
 12/31/2008 53.550 30.419      138
CON 2  1.60%
 12/31/2002    N/A 29.299        0
 12/31/2003 29.299 39.141      245
 12/31/2004 39.141 50.768      752
 12/31/2005 50.768 56.696      925
 12/31/2006 56.696 67.285      790
 12/31/2007 67.285 52.398      457
 12/31/2008 52.398 29.705       89
Franklin Growth and Income Securities Fund
CON 1  1.40%
 12/31/2002    N/A 24.327        0
 12/31/2003 24.327 30.153      215
 12/31/2004 30.153 32.888      762
 12/31/2005 32.888 33.572      991
 12/31/2006 33.572 38.653      969
 12/31/2007 38.653 36.700      701
 12/31/2008 36.700 23.471      149

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
CON 2  1.60%
 12/31/2002    N/A 23.503        0
 12/31/2003 23.503 29.073      199
 12/31/2004 29.073 31.647      610
 12/31/2005 31.647 32.240      753
 12/31/2006 32.240 37.046      710
 12/31/2007 37.046 35.104      492
 12/31/2008 35.104 22.405      107
Franklin High Income Securities Fund
CON 1  1.40%
 12/31/2002    N/A 16.277        0
 12/31/2003 16.277 21.056      290
 12/31/2004 21.056 22.813      929
 12/31/2005 22.813 23.242     1211
 12/31/2006 23.242 25.066     1269
 12/31/2007 25.066 25.387      946
 12/31/2008 25.387 19.180      215
CON 2  1.60%
 12/31/2002    N/A 16.179        0
 12/31/2003 16.179 20.887      272
 12/31/2004 20.887 22.584      631
 12/31/2005 22.584 22.963      720
 12/31/2006 22.963 24.716      731
 12/31/2007 24.716 24.982      570
 12/31/2008 24.982 18.837      113
Franklin Income Securities Fund
CON 1  1.40%
 12/31/2002    N/A 27.822        2
 12/31/2003 27.822 36.137       83
 12/31/2004 36.137 40.570     1164
 12/31/2005 40.570 40.649     2943
 12/31/2006 40.649 47.397     4455
 12/31/2007 47.397 48.490     3642
 12/31/2008 48.490 33.635      772
CON 2  1.60%
 12/31/2002    N/A 26.934        0
 12/31/2003 26.934 34.914       87
 12/31/2004 34.914 39.119      880
 12/31/2005 39.119 39.117     1785
 12/31/2006 39.117 45.520     2380
 12/31/2007 45.520 46.476     2110
 12/31/2008 46.476 32.173      426
Franklin Large Cap Growth Securities Fund
CON 1  1.40%
 12/31/2002    N/A 13.863        0
 12/31/2003 13.863 17.354      437
 12/31/2004 17.354 18.470     2048
 12/31/2005 18.470 18.406     2799
 12/31/2006 18.406 20.129     2557
 12/31/2007 20.129 21.084     1898
 12/31/2008 21.084 13.612      371
CON 2  1.60%
 12/31/2002    N/A 13.406        0
 12/31/2003 13.406 16.749      353
 12/31/2004 16.749 17.790     1361
 12/31/2005 17.790 17.693     1771
 12/31/2006 17.693 19.311     1539
 12/31/2007 19.311 20.186     1107
 12/31/2008 20.186 13.006      213


   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Franklin Rising Dividends Securities Fund
CON 1  1.40%
 12/31/2002    N/A 24.384        1
 12/31/2003 24.384 29.957      649
 12/31/2004 29.957 32.788     1970
 12/31/2005 32.788 33.442     2827
 12/31/2006 33.442 38.624     2580
 12/31/2007 38.624 37.061     1800
 12/31/2008 37.061 26.641      372
CON 2  1.60%
 12/31/2002    N/A 23.520        0
 12/31/2003 23.520 28.837      552
 12/31/2004 28.837 31.499     1481
 12/31/2005 31.499 32.063     1800
 12/31/2006 32.063 36.958     1656
 12/31/2007 36.958 35.391     1095
 12/31/2008 35.391 25.390      221
Franklin Small Cap Value Securities Fund
CON 1  1.40%
 12/31/2002    N/A  9.550        0
 12/31/2003  9.550 12.442      371
 12/31/2004 12.442 15.182     1404
 12/31/2005 15.182 16.284     1761
 12/31/2006 16.284 18.785     1325
 12/31/2007 18.785 18.082      942
 12/31/2008 18.082 11.943      175
CON 2  1.60%
 12/31/2002    N/A  9.372        0
 12/31/2003  9.372 12.186      278
 12/31/2004 12.186 14.840      991
 12/31/2005 14.840 15.885     1099
 12/31/2006 15.885 18.288      843
 12/31/2007 18.288 17.568      579
 12/31/2008 17.568 11.580      112
Franklin Small-Mid Cap Growth Securities Fund
CON 1  1.40%
 12/31/2002    N/A 14.002        0
 12/31/2003 14.002 18.949      347
 12/31/2004 18.949 20.829      920
 12/31/2005 20.829 21.524     1184
 12/31/2006 21.524 23.070      960
 12/31/2007 23.070 25.305      727
 12/31/2008 25.305 14.349      139
CON 2  1.60%
 12/31/2002    N/A 13.562        0
 12/31/2003 13.562 18.318      271
 12/31/2004 18.318 20.095      591
 12/31/2005 20.095 20.723      678
 12/31/2006 20.723 22.168      598
 12/31/2007 22.168 24.267      451
 12/31/2008 24.267 13.733       82
Franklin Templeton VIP Founding Funds Allocation Fund
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.246       71
 12/31/2008  9.246  5.847       66

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.237     1176
 12/31/2008  9.237  5.829      138
Franklin U.S. Government Fund
CON 1  1.40%
 12/31/2002    N/A 23.402        0
 12/31/2003 23.402 23.587      545
 12/31/2004 23.587 24.067     1583
 12/31/2005 24.067 24.304     2101
 12/31/2006 24.304 24.929     1954
 12/31/2007 24.929 26.205     1814
 12/31/2008 26.205 27.800      709
CON 2  1.60%
 12/31/2002    N/A 22.603        0
 12/31/2003 22.603 22.737      547
 12/31/2004 22.737 23.152     1241
 12/31/2005 23.152 23.334     1524
 12/31/2006 23.334 23.887     1347
 12/31/2007 23.887 25.058     1037
 12/31/2008 25.058 26.531      346
Franklin Zero Coupon Fund 2010
CON 1  1.40%
 12/31/2002    N/A 34.892        0
 12/31/2003 34.892 35.643       49
 12/31/2004 35.643 36.804      138
 12/31/2005 36.804 36.851      330
 12/31/2006 36.851 37.326      277
 12/31/2007 37.326 39.978      228
 12/31/2008 39.978 42.376      143
CON 2  1.60%
 12/31/2002    N/A 33.467        0
 12/31/2003 33.467 34.119       64
 12/31/2004 34.119 35.159      192
 12/31/2005 35.159 35.134      245
 12/31/2006 35.134 35.516      204
 12/31/2007 35.516 37.963      171
 12/31/2008 37.963 40.159       78
Mutual Global Discovery Securities Fund
CON 1  1.40%
 12/31/2002    N/A 13.148        5
 12/31/2003 13.148 16.724      686
 12/31/2004 16.724 19.491     2418
 12/31/2005 19.491 22.290     4319
 12/31/2006 22.290 27.048     5248
 12/31/2007 27.048 29.830     4528
 12/31/2008 29.830 21.045     1044
CON 2  1.60%
 12/31/2002    N/A 12.867        0
 12/31/2003 12.867 16.333      652
 12/31/2004 16.333 18.998     1790
 12/31/2005 18.998 21.682     2705
 12/31/2006 21.682 26.259     3079
 12/31/2007 26.259 28.901     2603
 12/31/2008 28.901 20.348      553



   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Mutual Shares Securities Fund
CON 1  1.40%
 12/31/2002    N/A 13.568        1
 12/31/2003 13.568 16.744      841
 12/31/2004 16.744 18.596     2985
 12/31/2005 18.596 20.273     6330
 12/31/2006 20.273 23.667     9141
 12/31/2007 23.667 24.148     7661
 12/31/2008 24.148 14.975     1575
CON 2  1.60%
 12/31/2002    N/A 13.314        0
 12/31/2003 13.314 16.397      654
 12/31/2004 16.397 18.175     2302
 12/31/2005 18.175 19.775     3928
 12/31/2006 19.775 23.039     4984
 12/31/2007 23.039 23.460     4065
 12/31/2008 23.460 14.520      805
OpCap Mid Cap Portfolio
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.009      445
 12/31/2007 10.009 10.583      322
 12/31/2008 10.583  6.087      143
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.996      129
 12/31/2007  9.996 10.548      147
 12/31/2008 10.548  6.054       57
Oppenheimer Global Securities Fund/VA
CON 1  1.40%
 12/31/2002    N/A  6.912        0
 12/31/2003  6.912  9.748     1339
 12/31/2004  9.748 11.454     2438
 12/31/2005 11.454 12.911     2068
 12/31/2006 12.911 14.985     1725
 12/31/2007 14.985 15.709     1348
 12/31/2008 15.709  9.265      242
CON 2  1.60%
 12/31/2002    N/A  6.708        1
 12/31/2003  6.708  9.441     1096
 12/31/2004  9.441 11.072     1833
 12/31/2005 11.072 12.455     1536
 12/31/2006 12.455 14.427     1288
 12/31/2007 14.427 15.094      958
 12/31/2008 15.094  8.884      169
Oppenheimer High Income Fund/VA
CON 1  1.40%
 12/31/2002    N/A  9.223        0
 12/31/2003  9.223 11.273      238
 12/31/2004 11.273 12.113      479
 12/31/2005 12.113 12.221      385
 12/31/2006 12.221 13.188      324
 12/31/2007 13.188 12.990      242
 12/31/2008 12.990  2.732      250

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
CON 2  1.60%
 12/31/2002    N/A  9.318        0
 12/31/2003  9.318 11.367      235
 12/31/2004 11.367 12.189      403
 12/31/2005 12.189 12.274      316
 12/31/2006 12.274 13.217      278
 12/31/2007 13.217 12.993      190
 12/31/2008 12.993  2.727       37
Oppenheimer Main Street Fund/VA
CON 1  1.40%
 12/31/2002    N/A  6.682        0
 12/31/2003  6.682  8.349     1376
 12/31/2004  8.349  9.012     1912
 12/31/2005  9.012  9.418     1642
 12/31/2006  9.418 10.682     1376
 12/31/2007 10.682 10.999     1083
 12/31/2008 10.999  6.674      208
CON 2  1.60%
 12/31/2002    N/A  6.546        0
 12/31/2003  6.546  8.164     1316
 12/31/2004  8.164  8.794     2009
 12/31/2005  8.794  9.172     1620
 12/31/2006  9.172 10.383     1329
 12/31/2007 10.383 10.669     1060
 12/31/2008 10.669  6.460      198
PIMCO VIT All Asset Portfolio
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.878     2094
 12/31/2005 11.878 12.443     5307
 12/31/2006 12.443 12.842     4512
 12/31/2007 12.842 13.717     3378
 12/31/2008 13.717 11.383      748
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.862     1382
 12/31/2005 11.862 12.401     2737
 12/31/2006 12.401 12.774     2161
 12/31/2007 12.774 13.617     1664
 12/31/2008 13.617 11.277      374
PIMCO VIT CommodityRealReturn Strategy Portfolio
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.037     1064
 12/31/2006 11.037 10.546     1731
 12/31/2007 10.546 12.816     1340
 12/31/2008 12.816  7.103      524
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.022      547
 12/31/2006 11.022 10.511      856
 12/31/2007 10.511 12.747      779
 12/31/2008 12.747  7.051      252


   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.927      587
 12/31/2006 10.927 11.776      531
 12/31/2007 11.776 12.287      570
 12/31/2008 12.287 10.347      154
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.913      302
 12/31/2006 10.913 11.736      489
 12/31/2007 11.736 12.221      395
 12/31/2008 12.221 10.272       76
PIMCO VIT Global Bond Portfolio (Unhedged)
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.349      316
 12/31/2006  9.349  9.648      771
 12/31/2007  9.648 10.440      798
 12/31/2008 10.440 10.208      380
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.336      160
 12/31/2006  9.336  9.616      299
 12/31/2007  9.616 10.385      383
 12/31/2008 10.385 10.133      214
PIMCO VIT High Yield Portfolio
CON 1  1.40%
 12/31/2002    N/A  9.333        0
 12/31/2003  9.333 11.311     1022
 12/31/2004 11.311 12.220     2269
 12/31/2005 12.220 12.548     2737
 12/31/2006 12.548 13.500     2643
 12/31/2007 13.500 13.779     2003
 12/31/2008 13.779 10.389      509
CON 2  1.60%
 12/31/2002    N/A  9.635        0
 12/31/2003  9.635 11.654      987
 12/31/2004 11.654 12.566     1665
 12/31/2005 12.566 12.877     1826
 12/31/2006 12.877 13.827     1604
 12/31/2007 13.827 14.084     1200
 12/31/2008 14.084 10.597      270
PIMCO VIT Real Return Portfolio
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.516      933
 12/31/2004 10.516 11.294     4697
 12/31/2005 11.294 11.371     6670
 12/31/2006 11.371 11.294     6009
 12/31/2007 11.294 12.324     4830
 12/31/2008 12.324 11.295     1433

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.502     1112
 12/31/2004 10.502 11.257     3192
 12/31/2005 11.257 11.311     4217
 12/31/2006 11.311 11.211     3601
 12/31/2007 11.211 12.209     2784
 12/31/2008 12.209 11.168      889
PIMCO VIT Total Return Portfolio
CON 1  1.40%
 12/31/2002    N/A 12.275        1
 12/31/2003 12.275 12.715     1640
 12/31/2004 12.715 13.151     3933
 12/31/2005 13.151 13.287     5954
 12/31/2006 13.287 13.607     6252
 12/31/2007 13.607 14.592     5633
 12/31/2008 14.592 15.080     1857
CON 2  1.60%
 12/31/2002    N/A 12.467        0
 12/31/2003 12.467 12.888     1394
 12/31/2004 12.888 13.304     2577
 12/31/2005 13.304 13.414     3373
 12/31/2006 13.414 13.710     3419
 12/31/2007 13.710 14.674     2708
 12/31/2008 14.674 15.133      883
Seligman Smaller-Cap Value Portfolio
CON 1  1.40%
 12/31/2002    N/A 13.897        0
 12/31/2003 13.897 20.548      597
 12/31/2004 20.548 24.304      860
 12/31/2005 24.304 23.013      670
 12/31/2006 23.013 27.516      532
 12/31/2007 27.516 28.256      403
 12/31/2008 28.256 16.847       69
CON 2  1.60%
 12/31/2002    N/A 13.666        0
 12/31/2003 13.666 20.166      448
 12/31/2004 20.166 23.805      691
 12/31/2005 23.805 22.496      510
 12/31/2006 22.496 26.844      398
 12/31/2007 26.844 27.510      297
 12/31/2008 27.510 16.370       48
SP International Growth Portfolio
CON 1  1.40%
 12/31/2002    N/A  4.079        0
 12/31/2003  4.079  5.597      281
 12/31/2004  5.597  6.409      454
 12/31/2005  6.409  7.318      437
 12/31/2006  7.318  8.672      379
 12/31/2007  8.672 10.186      503
 12/31/2008 10.186  4.973       56
CON 2  1.60%
 12/31/2002    N/A  4.100        0
 12/31/2003  4.100  5.615      262
 12/31/2004  5.615  6.416      362
 12/31/2005  6.416  7.312      298
 12/31/2006  7.312  8.648      250
 12/31/2007  8.648 10.138      249
 12/31/2008 10.138  4.940       34


   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
SP Strategic Partners Focused Growth Portfolio
CON 1  1.40%
 12/31/2002    N/A  4.851        0
 12/31/2003  4.851  6.001      216
 12/31/2004  6.001  6.504      636
 12/31/2005  6.504  7.364     1135
 12/31/2006  7.364  7.182      705
 12/31/2007  7.182  8.121      583
 12/31/2008  8.121  4.921       99
CON 2  1.60%
 12/31/2002    N/A  4.700        0
 12/31/2003  4.700  5.802       90
 12/31/2004  5.802  6.275      489
 12/31/2005  6.275  7.092      505
 12/31/2006  7.092  6.902      318
 12/31/2007  6.902  7.789      229
 12/31/2008  7.789  4.711       47
Templeton Foreign Securities Fund
CON 1  1.40%
 12/31/2002    N/A 14.263        0
 12/31/2003 14.263 18.596       92
 12/31/2004 18.596 21.734      762
 12/31/2005 21.734 23.612     1240
 12/31/2006 23.612 28.278     1295
 12/31/2007 28.278 32.192     1042
 12/31/2008 32.192 18.926      205
CON 2  1.60%
 12/31/2002    N/A 13.980        0
 12/31/2003 13.980 18.190       48
 12/31/2004 18.190 21.217      394
 12/31/2005 21.217 23.005      611
 12/31/2006 23.005 27.496      632
 12/31/2007 27.496 31.239      489
 12/31/2008 31.239 18.329       98

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Templeton Global Bond Securities Fund
CON 1  1.40%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 32.376      382
 12/31/2008 32.376 33.906      132
CON 2  1.60%
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 31.215      155
 12/31/2008 31.215 32.625       92
Templeton Growth Securities Fund
CON 1  1.40%
 12/31/2002    N/A 15.227        1
 12/31/2003 15.227 19.840       91
 12/31/2004 19.840 22.699     1411
 12/31/2005 22.699 24.368     3587
 12/31/2006 24.368 29.270     4987
 12/31/2007 29.270 29.538     4095
 12/31/2008 29.538 16.799      794
CON 2  1.60%
 12/31/2002    N/A 15.003        0
 12/31/2003 15.003 19.509      118
 12/31/2004 19.509 22.276     1175
 12/31/2005 22.276 23.866     2235
 12/31/2006 23.866 28.610     2765
 12/31/2007 28.610 28.815     2238
 12/31/2008 28.815 16.355      440



   The Allianz High Five[{R}] Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009